As filed with the Securities and Exchange Commission on June 28, 1999
                                               Securities Act File No. 33-68666
                                      Investment Company Act File No. 811-8004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
              Pre-Effective Amendment No.
              Post-Effective Amendment No.  17                                X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  19                                              X

                                 ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street,
                             Chicago, Illinois 60610
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 223-2139

Name and Address of Agent for Service:         Copies to:
Kenneth C. Anderson, President                 Arthur Simon, Esq.
Alleghany Funds                               Sonnenschein Nath & Rosenthal
171 North Clark Street                                8000 Sears Tower
Chicago, Illinois 60610                         Chicago, Illinois 60606-6404

        It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b);or
        X       on July 12, 1999 pursuant to paragraph (b);or
                60 days after filing pursuant to paragraph (a)(1);or on ________ pursuant to paragraph (a)(1);or 75 days after filing pursuant to paragraph (a)(2);or on ________ pursuant to paragraph (a)(2) of Rule 485

                                 ALLEGHANY FUNDS


                          Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                         Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund

                                   Prospectus


                                 Class I Shares


                                  July 12, 1999




    The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                Table of Contents

     [SIDEBAR: Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund, members of the Alleghany Funds Family.]

     [SIDEBAR: For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.]

                                                                            Page
Alleghany Fund Categories                                                    3
Fund Summaries
     Investment Objectives, Principal Investment Strategies and Risks         4
     Expense Information                                                     11
Investment Terms                                                             12
More About Alleghany Funds
     Other Investment Strategies                                             14
     Additional Risks                                                        15
Management of the Funds                                                       16
Shareowner Information
     Opening an Account - Buying Shares                                      17
     Exchanging Shares                                                      18
     Selling/Redeeming Shares                                                19
     Transaction Policies                                                     21
     Account Policies and Dividends                                          22
     Alleghany Funds Web Site                                                23
     Portfolio Transactions and Brokerage Commissions                         23
Dividends, Distributions and Taxes                                           24
Financial Highlights                                                         25
General Information
Back Cover




Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

                            Alleghany Fund Categories

Equity Funds

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds Equity funds may be appropriate if you :
o    have a long-term investment goal (five years or more)
o can accept higher short-term risk in return for higher long-term return potential o want to diversify your investments

Equity funds may not be appropriate if you want:
o    a stable share price
o    a short-term investment
o    regular income

Balanced Funds

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds
Balanced funds may be appropriate if you want:
o    capital appreciation and current income
o    balanced diversified investment

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
o    the value of fund shares will rise and fall
o    you could lose money
o    you cannot be certain that a fund will achieve its investment objective

                          Montag & Caldwell Growth Fund

Investment Objective

   The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Principal Investment Strategies

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that have:
      a strong history of earnings growth
      are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth strong balance sheets a sustainable competitive advantage the potential to become (or currently are) industry leaders the potential to outperform during market downturns

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return

--------------------- ------------------
1997                  1998
--------------------- ------------------
--------------------- ------------------
32.17%                32.26%
--------------------- ------------------

Best quarter: 12/98  27.08%          Worst quarter: 9/98  (14.24)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 and the Lipper Growth Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ---------------------------- -----------------------------
                                                 1 year                       Since Inception1
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Montag & Caldwell Growth Fund                    32.3%                        32.3%
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
S&P 500                                          28.6%                        29.6%
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Lipper Growth Fund Index                         25.7%                        25.4%2
------------------------------------------------ ---------------------------- -----------------------------

1 Fund's Inception:  June 28, 1996
2 As of closest available date (6/27/96)

                  Alleghany/Chicago Trust Growth & Income Fund

Investment Objective

   The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

Principal Investment Strategies

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 averages:
               higher sales and operating earnings growth more stable earnings growth rates lower debt-to-capital ratio higher return on equity market capitalization over $1 billion

The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

Class I of the Fund will commence operations on or about July 1, 1999 and, therefore, does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.

                         Montag & Caldwell Balanced Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
      a strong history of earnings growth
      attractive prices relative to the company's potential for above average long-term earnings and revenue growth strong balance sheets a sustainable competitive advantage the potential to become (or currently are) industry leaders the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio duration and sector weightings. The portfolio manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

      U.S. Government securities
      corporate bonds
      mortgage/asset-backed securities
      money market securities and repurchase agreements

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock or bond market or its peers. Also, a fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

Class I of the Fund commenced operations on December 31, 1998 and does not have a full year of performance history. Performance information will be included in the Fund's next annual or semi-annual report.

                      Alleghany/Chicago Trust Balanced Fund

Investment Objective

The Fund seeks growth of capital with current income.

Principal Investment Strategies

Generally, between 40% and 70% of the Fund's total assets will be invested in equity securities, and between 30% and 60% will be invested in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 averages:
               higher sales and operating earnings growth more stable earnings growth rates lower debt-to-capital ratio higher return on equity market capitalization over $1 billion

The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
               U.S. Government securities
               corporate bonds
               debentures and convertible debentures
               zero-coupon bonds
               mortgage/asset-backed securities
               Yankee bonds

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock or bond market or its peers. Also, a fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

Class I of the Fund will commence operations on or about July 1, 1999 and, therefore, does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.

                               Expense Information

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

Shareowner Fees
As a benefit of investing with Alleghany Funds, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

    ---------------------------------------- ------------------ --------------- -------------------
                   Fund (1)                   Management Fees   Other Expenses       Expense
                                                                                      Ratio
    ---------------------------------------- ------------------ --------------- -------------------
    ---------------------------------------- ------------------ --------------- -------------------
    Montag & Caldwell Growth Fund (2)              0.73%             0.12%             0.85%
    ---------------------------------------- ------------------ --------------- -------------------
    ---------------------------------------- ------------------ --------------- -------------------
    Alleghany/Chicago Trust Growth &
    Income Fund (2)                                0.70              0.15              0.85
    ---------------------------------------- ------------------ --------------- -------------------
    ---------------------------------------- ------------------ --------------- -------------------
    Montag & Caldwell Balanced Fund (2)            0.75              0.20              0.95
    ---------------------------------------- ------------------ --------------- -------------------
    ---------------------------------------- ------------------ --------------- -------------------
    Alleghany/Chicago Trust Balanced
    Fund (2)                                       0.70              0.15              0.85
    ---------------------------------------- ------------------ --------------- -------------------

(1) For Montag & Caldwell  Growth  Fund,  the ratios  shown  above  reflect  the expenses incurred during the fiscal year ended October 31, 1998. For Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust/Balanced Fund, the expenses are based on estimated amounts for the current fiscal year.

(2) Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund offer two classes of shares that invest in the same portfolio of securities. Shareowners of Class I are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus.
Class N shares are offered in a separate prospectus.

Example
This hypothetical example shows the operating expenses you would incur as a shareowner if you invested $10,000 in a Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

                                Fund                              1 year         3 years        5 years       10 years
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Montag & Caldwell Growth Fund                              $ 9             $27            $47           $105
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Growth & Income Fund               $ 9             $27            n/a           n/a
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Montag & Caldwell Balanced Fund                            $10             $30            n/a           n/a
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Balanced Fund                      $ 9             $27            n/a           n/a
        ------------------------------------------------------ ------------- ---------------- ------------- -------------







                                Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Asset-backed securities. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Bottom-up investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Corporate bonds.  Fixed income securities issued by corporations.

     Debentures. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

     Diversification. The practice of investing in a broad range of securities to reduce risk.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest changes. The higher the duration number, the greater the risk and reward potential of the bond.

Equity securities. Equity securities include common stocks and preferred stocks and other securities convertible into common stock.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Fixed income securities. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

     Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-cap stocks. Stocks that are issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Money market securities. Short-term fixed income securities of federal and local governments, banks and corporations.

Mortgage-backed securities. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value.  The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

     No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Repurchase agreements (repos). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

     U.S. Government securities. Fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

                           More About Alleghany Funds

Other Investment Strategies

In addition to the primary investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRs/EDRs
 The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of a Fund's assets can be invested in derivatives. Derivatives are used to enhance investment return or limit risk in a portfolio and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.
Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Fixed Income Securities
Montag & Caldwell Growth Fund and Alleghany/Chicago Trust Growth & Income Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

Additional Risks

Defensive Strategy Risk
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

Year 2000
Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Advisers and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Funds, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Funds invest.

Risk Summary
The following chart compares the risks of investing in each of the Funds.

------------------ ----------------------- ----------------------------- ----------------------- -----------------------------


                     Montag & Caldwell       Alleghany/Chicago Trust       Montag & Caldwell       Alleghany/Chicago Trust
                        Growth Fund            Growth & Income Fund          Balanced Fund              Balanced Fund
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Credit                                                                           x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Growth Stock               x                     x                               x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Interest Rate                                                                    x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Issuer                                                                           x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Liquidity                  x                     x                                x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Manager                    x                     x                               x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------
Market                     x                     x                               x                     x
------------------ ----------------------- ----------------------------- ----------------------- -----------------------------


More  information  about  other  investment   strategies  and  additional  risks
associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).

                             Management of the Funds

The Advisers
Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services. The accompanying charts highlight each Fund and its lead portfolio manager(s) and investment experience.

The Chicago Trust Company
   The Chicago Trust Company is the Adviser to Alleghany/Chicago Trust Growth & Income Fund and Alleghany/Chicago Trust Balanced Fund. As of March 31, 1999, Chicago Trust managed approximately $9.0 billion in assets, consisting primarily of insurance, pension and profit sharing accounts, as well as accounts of high net worth individuals and families. Chicago Trust is an indirect, wholly owned subsidiary of Alleghany Corporation.

For providing investment advisory services, each Fund has agreed to pay Chicago Trust a monthly fee based on the average daily net assets of each Fund at the annual rate of 0.70%.

Investment  management teams make the investment decisions for each Fund. Jerold
L. Stodden has been portfolio manager of Alleghany/Chicago Trust Growth & Income Fund since its inception in 1993. Nancy M. Scinto has been a portfolio manager of Alleghany/Chicago Trust Growth & Income Fund since 1997 and has been an equity analyst since 1989. Thomas J. Marthaler has been portfolio manager of Alleghany/Chicago Trust Balanced Fund since 1997. He has been a fixed income portfolio manager since 1981. David J. Cox has been portfolio manager of Alleghany/Chicago Trust Balanced Fund since 1997 and has been director of equity research since 1993.

     Montag & Caldwell, Inc. Montag & Caldwell, Inc. is the Adviser to Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund. The firm was founded in 1945 and is an indirect wholly owned subsidiary of Alleghany Corporation. As of December 31, 1998, Montag & Caldwell managed approximately $25.7 billion in assets.

For providing investment advisory services, the Funds have agreed to pay Montag & Caldwell a monthly fee based on the average daily net assets of each Fund. The following table shows the breakout of the fees.

                              Montag & Caldwell Growth Fund
First $800 million                        0.80%
Over $800 million                         0.60%


                             Montag & Caldwell Balanced Fund
On all assets                             0.75%

Investment management teams at Montag & Caldwell make the investment decisions for each Fund. Ronald E. Canakaris has managed the investment program of each Fund since its inception. He has been President and Chief Investment Officer of Montag & Caldwell since 1984. He has been portfolio manager and Director of Research at Montag & Caldwell since 1973.

                             Shareowner Information

Opening an Account

     Read this prospectus carefully. Determine how much you want to invest. The minimum initial investments for Class I shares of the Funds are as follows:
Montag & Caldwell Growth Fund: $5 million Alleghany/Chicago Trust Growth & Income Fund: $5 million Montag & Caldwell Balanced Fund: $1 million Alleghany/Chicago Trust Balanced Fund: $5 million Balances can be aggregated to meet the minimum investment requirements for the accounts of : clients of a financial consultant immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws) a corporation or other legal entity Initial minimum investment requirements may be waived: for Trustees and employees of Chicago Trust and Montag & Caldwell and their affiliated companies with a "letter of intent" - this letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement Complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date. Make your initial investment using the following table as a guideline.


           --------------------------------------------------------------------------------------------------------------------
           Buying Shares
           --------------------------------------------------------------------------------------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  To open an account                     To add to an account (no minimum for
                                                                                         subsequent investments)
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
           By Mail                                o     Complete     and    sign    the  o Return the investment slip from a
                                                  application.    Make    your    check  statement with your check in the
                                                  payable to  Alleghany  Funds and mail  envelope provided and mail to:
                                                  to:                                               Alleghany Funds
                                                             Alleghany Funds                         P.O. Box 5163
                                                              P.O. Box 5164                      Westborough, MA 01581
                              Westborough, MA 01581
                                                                                         o We accept checks, bank drafts and
                                                  o We accept  checks,  bank drafts and  money orders for purchases.  Checks money  orders for  purchases.  Checks  must be drawn on U.S. banks.
                                                  must be drawn on U.S.  banks to avoid
                                                  any  fees  or  delays  in  processing  o We do not accept third party
                                                  your check.                            checks, which are checks made
                                                                                         payable to someone other than the
                                                  o We do not accept third party         Funds.
                                                  checks, which are checks made
                                                  payable to someone other than the
                                                  Funds.
           -------------------------------------- -------------------------------------- --------------------------------------






           -------------------------------------- -------------------------------------- --------------------------------------
           By                                     Wire  or ACH o  Obtain  a fund
                                                  number and  account o Instruct
                                                  your  bank  (who  may   charge
                                                  number  by  calling  Alleghany
                                                  Funds at a fee) to wire or ACH
                                                  the  amount  of  800-992-8151.
                                                  your additional investment.

                                                  o Instruct your bank (who may charge   o    Give    the    following    wire
                                                  a fee) to wire the amount of your      information to your bank:
                                                  investment.                                 Boston Safe Deposit & Trust
                                                                                                   ABA #01-10-01234
                                                  o  Give  the  following  wire  or ACH          For: Alleghany Funds
                                                  information to your bank:                           A/C 140414
                                                       Boston Safe Deposit & Trust            FBO "Alleghany Fund Number"
                                                            ABA #01-10-01234                     "Your Account Number"
                              For: Alleghany Funds
                                   A/C 140414
                           FBO "Alleghany Fund Number"
                              "Your Account Number"

                       o Return your completed application
                                       to:
                                 Alleghany Funds
                                  P.O. Box 5164
                              Westborough, MA 01581
           -------------------------------------- -------------------------------------- --------------------------------------
           By Phone                               See "By Wire or ACH"                   o When you are ready to add to your
                                                                                         account, call Alleghany Funds and
                                                                                         tell the representative the fund
                                                                                         name, account number, the name(s) in
                                                                                         which the account is registered and
                                                                                         the amount of your investment.
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
           By Internet                            Not applicable                         o Verify that your bank or credit
                                                                                         union is a member of the Automated
                                                                                         Clearing House (ACH) system.
                                                                                         o Complete the "Purchase, Exchange
                                                                                         and Redemption Authorization"
                                                                                         section of your account application.
                                                                                         o Obtain a Personal Identification
                                                                                         Number (PIN) from Alleghany
                                                                                         Funds for use on Alleghany Funds'
                                                                                         Web site if you have not already
                                                                                         done so.  To obtain a PIN, please
                                                                                         call 800-992-8151.
                                                                                         o When you are ready to add to your
                                                                                         account, access your account through
                                                                                         the Alleghany Funds' Web site and
                                                                                         enter your purchase instructions in
                                                                                         the highly secure area for
                                                                                         shareowners only.
           -------------------------------------- -------------------------------------- --------------------------------------


Exchanging Shares
After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The  Funds  reserve  the right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareowners.

Selling/Redeeming Shares

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

           -------------------------------------------------------------------------------------------------------------------
           Selling Shares
           -------------------------------------------------------------------------------------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  Designed for...                         To sell some or all of your shares...
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
           By Mail                                o Accounts of any type                o Write and sign a letter of
                                                                                        instruction indicating the fund
                                                  o
                                                                                        Sales
                                                                                        or
                                                                                        redemptions
                                                                                        of
                                                                                        any
                                                                                        size
                                                                                        name,
                                                                                        fund
                                                                                        number,
                                                                                        your
                                                                                        account
                                                                                        number,
                                                                                        the
                                                                                        name(s)
                                                                                        in
                                                                                        which
                                                                                        the
                                                                                        account
                                                                                        is
                                                                                        registered
                                                                                        and
                                                                                        the
                                                                                        dollar
                                                                                        value
                                                                                        or
                                                                                        number
                                                                                        of
                                                                                        shares
                                                                                        you
                                                                                        wish
                                                                                        to
                                                                                        sell.

                                                                                        o Include all signatures and any
                                                                                        additional documents that may be
                                                                                        required. (See "Selling Shares in
                                                                                        Writing.")

                                                                                        o Mail to:
                                                                                                   Alleghany Funds
                                                                                                    P.O. Box 5164
                                                                                                Westborough, MA 01581


                                                                                        o
                                                                                        A
                                                                                        check
                                                                                        will
                                                                                        be
                                                                                        mailed
                                                                                        to
                                                                                        the
                                                                                        name(s)
                                                                                        and
                                                                                        address
                                                                                        in
                                                                                        which
                                                                                        the
                                                                                        account
                                                                                        is
                                                                                        registered.
                                                                                        If
                                                                                        you
                                                                                        would
                                                                                        like
                                                                                        the
                                                                                        check
                                                                                        mailed
                                                                                        to
                                                                                        a
                                                                                        different
                                                                                        address,
                                                                                        you
                                                                                        must
                                                                                        write
                                                                                        a
                                                                                        letter
                                                                                        of
                                                                                        instruction
                                                                                        and
                                                                                        have
                                                                                        it
                                                                                        signature
                                                                                        guaranteed.
                                                                                        Usually,
                                                                                        your
                                                                                        local
                                                                                        bank
                                                                                        can
                                                                                        provide
                                                                                        this
                                                                                        service
                                                                                        for
                                                                                        you.
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
           By Phone                               o Non-retirement accounts             o For automated service 24 hours a
                                                                                        day using your touch-tone phone,
                                                  o Sales of up to $50,000              call 800-992-8151


                                                                                        o
                                                                                        To
                                                                                        place
                                                                                        your
                                                                                        request
                                                                                        with
                                                                                        a
                                                                                        Shareowner
                                                                                        Service
                                                                                        Representative,
                                                                                        call
                                                                                        between
                                                                                        9am
                                                                                        and
                                                                                        7pm
                                                                                        ET,
                                                                                        Monday
                                                                                        -
                                                                                        Friday.


                                                                                        o
                                                                                        The
                                                                                        Funds
                                                                                        reserve
                                                                                        the
                                                                                        right
                                                                                        to
                                                                                        refuse
                                                                                        any
                                                                                        telephone
                                                                                        sales
                                                                                        request
                                                                                        and
                                                                                        may
                                                                                        modify
                                                                                        the
                                                                                        procedures
                                                                                        at
                                                                                        any
                                                                                        time.
                                                                                        The
                                                                                        Funds
                                                                                        make
                                                                                        reasonable
                                                                                        attempts
                                                                                        to
                                                                                        verify
                                                                                        that
                                                                                        telephone
                                                                                        instructions
                                                                                        are
                                                                                        genuine,
                                                                                        but
                                                                                        you
                                                                                        are
                                                                                        responsible
                                                                                        for
                                                                                        any
                                                                                        loss
                                                                                        that
                                                                                        you
                                                                                        may
                                                                                        bear
                                                                                        from
                                                                                        telephone
                                                                                        requests.
           -------------------------------------- ------------------------------------- --------------------------------------

           -------------------------------------- ------------------------------------- --------------------------------------
           By Wire or ACH                         o Requests by letter for sales of     o Complete the "Telephone
                                                  any amount (accounts of any type)     Redemption" privilege section of
                                                                                        your account application.
                       o Requests by phone for sales up to
                                                  $50,000 (accounts with telephone      o ACH sales proceeds will be sent on
                                                  redemption privileges)                the next business day after the sale
                                                                                        (you should allow 3 days to be
                                                                                        received by your bank).  There is no
                                                                                        fee to sell shares by ACH.


                                                                                        o
                                                                                        Wire
                                                                                        sales
                                                                                        proceeds
                                                                                        will
                                                                                        be
                                                                                        wired
                                                                                        on
                                                                                        the
                                                                                        next
                                                                                        business
                                                                                        day
                                                                                        after
                                                                                        the
                                                                                        sale
                                                                                        (see
                                                                                        "Transaction
                                                                                        Policies"
                                                                                        for
                                                                                        effective
                                                                                        sale
                                                                                        day).
                                                                                        A
                                                                                        $20
                                                                                        fee
                                                                                        will
                                                                                        be
                                                                                        deducted
                                                                                        from
                                                                                        your
                                                                                        account.


                                                                                        o
                                                                                        The
                                                                                        Funds
                                                                                        reserve
                                                                                        the
                                                                                        right
                                                                                        to
                                                                                        refuse
                                                                                        any
                                                                                        telephone
                                                                                        sales
                                                                                        request
                                                                                        and
                                                                                        may
                                                                                        modify
                                                                                        the
                                                                                        procedures
                                                                                        at
                                                                                        any
                                                                                        time.
                                                                                        The
                                                                                        Funds
                                                                                        make
                                                                                        reasonable
                                                                                        attempts
                                                                                        to
                                                                                        verify
                                                                                        that
                                                                                        telephone
                                                                                        instructions
                                                                                        are
                                                                                        genuine,
                                                                                        but
                                                                                        you
                                                                                        are
                                                                                        responsible
                                                                                        for
                                                                                        any
                                                                                        loss
                                                                                        that
                                                                                        you
                                                                                        may
                                                                                        bear
                                                                                        from
                                                                                        telephone
                                                                                        requests.
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
           By Internet                            o Non-retirement accounts             o Complete the "Purchase, Exchange
                                                                                        and Redemption Authorization"
                                                                                        section of your account application.
                                                                                        o Obtain a Personal Identification
                                                                                        Number (PIN) from Alleghany Funds
                                                                                        for use on Alleghany Funds' Web site
                                                                                        if you have not already done so.
                                                                                        o When you are ready to redeem a
                                                                                        portion of your account, access your
                                                                                        account through the Alleghany Funds'
                                                                                        Web site and enter your redemption
                                                                                        instructions in the highly secure
                                                                                        area for shareowners only.  A check
                                                                                        for the proceeds will be mailed to
                                                                                        you.
                                                                                        o If you prefer proceeds to be sent
                                                                                        directly to your bank account,
                                                                                        verify that your bank or credit
                                                                                        union is a member of the Automated
                                                                                        Clearing House (ACH) system.
                                                                                        o  ACH sales proceeds will be sent
                                                                                        on the next business day (you should
                                                                                        allow 3 days to be received by your
                                                                                        bank). There is no fee to sell
                                                                                        shares by ACH.
           -------------------------------------- ------------------------------------- --------------------------------------

     Selling Shares in Writing In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if: your address of record has change within the past 30 days you are selling more than $50,000 worth of shares you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

     A signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a bank, trust company, savings and loan association or any broker or securities dealer) for each person whose name is on the account. We may refuse any other source. A notary public cannot provide a signature guarantee.

         -------------------------------------------------- ----------------------------------------------------------------
         Seller                                             Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  o Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      o On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        o Letter of instruction
                                                            o          Corporate
                                                            resolution certified
                                                            within  the  past 12
                                                            months   o  On   the
                                                            letter,          the
                                                            signatures       and
                                                            titles     of    all
                                                            persons   authorized
                                                            to   sign   for  the
                                                            account,  exactly as
                                                            the    account    is
                                                            registered         o
                                                            Signature guarantee,
                                                            if  applicable  (see
                                                            above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               o Letter of instruction
                                                            o On the letter, the
                                                            signature   of   the
                                                            trustee(s)  o If the
                                                            names     of     all
                                                            trustees   are   not
                                                            registered   on  the
                                                            account,  a copy  of
                                                            the  trust  document
                                                            certified within the
                                                            past  12   months  o
                                                            Signature guarantee,
                                                            if  applicable  (see
                                                            above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareowners whose co-tenants are     o Letter of instruction signed by the surviving tenant
         deceased                                           o Copy of death certificate
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Executors                                          of        shareowner
                                                            estates  o Letter of
                                                            instruction   signed
                                                            by  executor  o Copy
                                                            of order  appointing
                                                            executor o Signature
                                                            guarantee,        if
                                                            applicable      (see
                                                            above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        o Call 800-992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         IRA                                                accounts    o    IRA
                                                            distribution request
                                                            form  completed  and
                                                            signed.         Call
                                                            800-922-8151  for  a
                                                            form.
         -------------------------------------------------- ----------------------------------------------------------------

Redemptions in Kind
The Funds have elected, under Rule 18f-1 of the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareowner, whichever is less. Larger redemptions may be detrimental to existing shareowners. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Execution of Requests
Each Fund is open on each  business day that the NYSE is open for  trading.  The
NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds. Alleghany Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. Alleghany Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareowners.

Account Policies and Dividends




Account Statements

In general, you will receive account statements:
      after every transaction that affects your account balance (except a dividend reinvestment) after any change of name or address of the registered owner(s) in all other circumstances, every quarter

Dividends
The following table shows the Funds' distribution schedule.

                              Distribution Schedule
       Fund                               Dividends   Capital Gains Distribution
       Montag & Caldwell Growth Fund
       Alleghany/Chicago Trust
       Growth & Income Fund     o Declared and paid quarterly  o Distributed at
       Montag & Caldwell Balanced Fund                    least once a year, in
       Alleghany/Chicago Trust Balanced Fund              December

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend record date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Alleghany Funds Web Site
Our Web site is highly secure to prevent unauthorized access to your account information. To access your account, you must provide verification by providing your Social Security Number (or Tax Identification Number) and your Personal Identification Number (PIN). To obtain a PIN, please call 800-992-8151. A customer service representative will ask a series of questions to verify your identity and assign a temporary PIN. The temporary PIN will allow you to log on to the Account Access area of our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you.

By logging into our Web site with your Social Security number and PIN, you can inquire about your current share balances and their current value, exchange or transfer assets between your accounts within our fund family, and redeem shares from your account and have your proceeds mailed to you by check.

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must make arrangements for electronic funds transfer using Automated Clearing House (ACH) procedures. This requires that you have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts.

Portfolio Transactions and Brokerage Commissions
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition.

                       Dividends, Distributions And Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the SAI.

      The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

      The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

      Distributions  of any  net  investment  income  and of  any  net  realized short-term capital gain are taxable to you as ordinary income. Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as ordinary income regardless of how long you may have held the shares of the Fund.

      When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.
     You are responsible for any tax liabilities generated by your transactions.

      Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

                              Financial Highlights

   These financial highlights tables are intended to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. Except where indicated, this information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the SAI.

Class I of Alleghany/Chicago Trust Growth & Income Fund and Alleghany/Chicago Trust Balanced Fund had not commenced operations at April 30, 1999.

Montag & Caldwell Growth Fund

                                                             Year Ended 10/31/98      Year Ended         Period Ended
                                                                                       10/31/97            10/31/96*
                                                             --------------------- ------------------ --------------------

Net Asset Value, Beginning of Period                                $22.75               $17.08              $15.59
                                                                    ------               ------              ------
     Income from Investment Operations
     Net investment income (loss)                                     0.01                 0.00                0.02
     Net realized and unrealized gain on investments                  4.10                 5.81                1.49
                                                                      ----                 ----                ----
     Total from investment operations                                 4.11                 5.81                1.51
                                                                      ----                 ----                ----
     Less Distributions
     Distributions from and in excess of net investment               0.00                 0.00               (0.02)
     income
     Distributions from net realized gain on investments             (0.21)               (0.14)               0.00
                                                                     ------               ------               ----
     Total distributions                                             (0.21)               (0.14)              (0.02)
                                                                     ------               ------              ------
Net increase in net asset value                                       3.90                 5.67                1.49
                                                                      ----                 ----                ----
Net Asset Value, End of Period                                      $26.65               $22.75              $17.08
                                                                    ======               ======              ======

Total Return                                                         18.24%               34.26%               9.67%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                $738,423             $268,861             $52,407
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (1)                  0.85%                0.93%               0.98%
     After reimbursement of expenses by Adviser (1)                   0.85%                0.93%               0.98%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (1)                  0.05%               (0.07)%              0.17%
     After reimbursement of expenses by Adviser (1)                   0.05%               (0.06)%              0.17%
Portfolio Turnover (1)                                               29.81%               18.65%              26.36%

* Montag & Caldwell Growth Fund Class I shares commenced  operations on June 28,
1996.
(1)      Annualized






Montag & Caldwell Balanced Fund

                                                                                      Period
                                                                                  Ended 4/30/99*
                                                                                    (Unaudited)
                                                             ----------------------------------------------------------

Net Asset Value, Beginning of Period                                                   $18.36
                                                                                       ------
     Income from Investment Operations
     Net investment income                                                               0.07
     Net realized and unrealized gain on investments                                     0.65
                                                                                         ----
     Total from investment operations                                                    0.72
                                                                                         ----
     Less Distributions
     Distributions from and in excess of net investment                                 (0.05)
     income
     Distributions from net realized gain on investments                                -----
     Total distributions                                                                (0.05)
                                                                                        ------
Net increase in net asset value                                                          0.67
Net Asset Value, End of Period                                                         $19.03

Total Return (1)                                                                         3.94%

Ratios/Supplemental Data
Net Assets,  End of Period (in 000's)  $79,496  Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (2)                                     0.96%
     After reimbursement of expenses by Adviser (2)                                      0.96%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (2)                                     1.49%
     After reimbursement of expenses by Adviser (2)                                      1.49%
Portfolio Turnover (1)                                                                  16.28%

*        Montag & Caldwell Balanced Fund Class I shares commenced operations on December 31, 1998 and therefore do not have a full year of performance.
(1)       Not annualized
(2)      Annualized








                                                                  48
(Outside Back Cover)

General Information

If you wish to know more about Alleghany Funds, you will find additional information in the following documents:

Shareowner Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
   The SAI, which is incorporated into this prospectus by reference and dated July 12, 1999, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

                           Address: Alleghany Funds
                                            P.O. Box 5164
                                            Westborough, MA  01581

                           Phone:           800-992-8151

                           Web site:        www.alleghanyfunds.com


         Obtaining Information from the SEC
         You can visit the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004

                                 ALLEGHANY FUNDS


                         Montag & Caldwell Balanced Fund

                                   Prospectus


                                 Class I Shares


                                  July 12, 1999




     The Securities and Exchange Commission has not approved or disapproved this or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                Table of Contents

     [SIDEBAR: Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of Montag & Caldwell Balanced Fund, a member of the Alleghany Funds Family.]

     [SIDEBAR: For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.] Page

Fund Summary
     Investment Objective, Principal Investment Strategies and Risks           3
     Expense Information                                                      5
Investment Terms                                                             6
More About the Fund
     Other Investment Strategies                                            8
     Additional Risks                                                        9
Management of the Fund                                                        10
Shareowner Information
     Opening an Account - Buying Shares                                       11
     Exchanging Shares                                                        12
     Selling/Redeeming Shares                                                13
     Transaction Policies                                                    15
     Account Policies and Dividends                                        16
     Alleghany Funds Web Site                                              16
     Portfolio Transactions and Brokerage Commissions                        17
Dividends, Distributions and Taxes                                           17
Financial Highlights                                                         18
General Information                                                   Back Cover



Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
      a strong history of earnings growth
      attractive prices relative to the company's potential for above average long-term earnings and revenue growth strong balance sheets a sustainable competitive advantage the potential to become (or currently are) industry leaders the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio duration and sector weightings. The portfolio manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

      U.S. Government securities
      corporate bonds
      mortgage/asset-backed securities
      money market securities and repurchase agreements

Principal Risks of Investing in the Fund

Market risk: The Fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the Fund's performance may suffer.

Manager risk: If the Fund manager makes errors in security selection, the Fund may underperform the stock or bond market or its peers. Also, the Fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

Class I of the Fund commenced operations on December 31, 1998 and does not have a full year of performance history. Performance information for the six months ended April 30, 1999 is included in the Financial Highlights section of this prospectus.

                               Expense Information

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

Shareowner Fees
As a benefit of investing with the Fund, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses*
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

            Management Fees.....................................0.75
            Other Expenses......................................0.20
            Expense Ratio.......................................0.95

(*)The expenses above are based on estimated amounts for the current fiscal year. The Fund offers two classes of shares that invest in the same portfolio of securities. Shareowners of Class I are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.

Example
This hypothetical example shows the operating expenses you would incur as a shareowner if you invested $10,000 in the Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

                                                       1 year            3 years            5 years         10 years
                                                       ------            -------            -------         --------

                                                        $10                $30                n/a             n/a








                                Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Asset-backed securities. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Bottom-up investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Corporate bonds.  Fixed income securities issued by corporations.

     Diversification. The practice of investing in a broad range of securities to reduce risk.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest changes. The higher the duration number, the greater the risk and reward potential of the bond.

Equity securities. Equity securities include common stocks and preferred stocks and other securities convertible into common stock.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Fixed income securities. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

     Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Money market securities. Short-term fixed income securities of federal and local governments, banks and corporations.

Mortgage-backed securities. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value.  The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

     No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Repurchase agreements (repos). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

     U.S. Government securities. Fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

                               More About the Fund


Other Investment Strategies

In addition to the primary investment strategies described in the Fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

ADRs/EDRs
 The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Fund has no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of the Fund's assets can be invested in derivatives. Derivatives are used to enhance investment return or limit risk in a portfolio and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.
Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that the Fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

Additional Risks

Defensive Strategy Risk
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

Year 2000
Like other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Adviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Fund, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Fund invests.

More  information  about  other  investment   strategies  and  additional  risks
associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Risk Summary
The following chart summarizes the risks of investing in the Fund.

------------------------- -----------------------------------------------------


                                      Montag & Caldwell Balanced Fund
------------------------- ------------------------------------------------------
------------------------- -----------------------------------------------------
Credit                                             x
------------------------- -----------------------------------------------------
------------------------- ------------------------------------------------------
Growth Stock                                       x
------------------------- -----------------------------------------------------
------------------------- ------------------------------------------------------
Interest Rate                                      x
------------------------- ----------------------------------------------------
------------------------- -----------------------------------------------------
Issuer                                             x
------------------------- -----------------------------------------------------
------------------------- -----------------------------------------------------
Liquidity                                          x
------------------------- -----------------------------------------------------
------------------------- -----------------------------------------------------
Manager                                            x
------------------------- ------------------------------------------------------
------------------------- -----------------------------------------------------
Market                                             x
------------------------- ------------------------------------------------------


More  information  about  other  investment   strategies  and  additional  risks
associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

                             Management of the Fund

The Adviser
The Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services. The accompanying information highlights the Fund and its lead portfolio manager and investment experience.

     Montag & Caldwell, Inc. Montag & Caldwell, Inc. is the Adviser to the Fund. The firm was founded in 1945 and is an indirect wholly owned subsidiary of Alleghany Corporation. As of December 31, 1998, Montag & Caldwell managed approximately $25.7 billion in assets.

For providing investment advisory services, the Fund has agreed to pay Montag & Caldwell a monthly fee of 0.75% based on the average daily net assets of the Fund.

Investment management teams at Montag & Caldwell make the investment decisions for the Fund. Ronald E. Canakaris has managed the investment program of the Fund since its inception. He has been President and Chief Investment Officer of Montag & Caldwell since 1984. He has been portfolio manager and Director of Research at Montag & Caldwell since 1973.

                             Shareowner Information

Opening an Account

      Read this prospectus carefully.
      Determine how much you want to invest. The minimum initial investment for Class I shares of the Fund is $1 million:

     Balances can be aggregated to meet the minimum investment requirements for the accounts of : clients of a financial consultant immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws) a corporation or other legal entity Initial minimum investment requirements may be waived: for Trustees and employees of Montag & Caldwell and their affiliated companies with a "letter of intent" - this letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement Complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date. Make your initial investment using the following table as a guideline.

           --------------------------------------------------------------------------------------------------------------------
           Buying Shares
           --------------------------------------------------------------------------------------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  To open an account                     To add to an account (no minimum for
                                                                                         subsequent investments)
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
           By Mail                                o     Complete     and    sign    the  o Return the investment slip from a
                                                  application.    Make    your    check  statement with your check in the
                                                  payable to  Alleghany  Funds and mail  envelope provided and mail to:
                                                  to:                                               Alleghany Funds
                                                             Alleghany Funds                         P.O. Box 5163
                                                              P.O. Box 5164                      Westborough, MA 01581
                              Westborough, MA 01581
                                                                                         o We accept checks, bank drafts and
                                                  o We accept  checks,  bank drafts and  money orders for purchases.  Checks money  orders for  purchases.  Checks  must be drawn on U.S. banks.
                                                  must be drawn on U.S.  banks to avoid
                                                  any  fees  or  delays  in  processing  o We do not accept third party
                                                  your check.                            checks, which are checks made
                                                                                         payable to someone other than the
                                                  o We do not accept third party         Funds.
                                                  checks, which are checks made
                                                  payable to someone other than the
                                                  Funds.
           -------------------------------------- -------------------------------------- --------------------------------------






           -------------------------------------- -------------------------------------- --------------------------------------
           By                                     Wire or ACH o Obtain  the fund
                                                  number and  account o Instruct
                                                  your  bank  (who  may   charge
                                                  number  by  calling  Alleghany
                                                  Funds at a fee) to wire or ACH
                                                  the  amount  of  800-992-8151.
                                                  your additional investment.

                                                  o Instruct your bank (who may charge   o    Give    the    following    wire
                                                  a fee) to wire the amount of your      information to your bank:
                                                  investment.                                 Boston Safe Deposit & Trust
                                                                                                   ABA #01-10-01234
                                                  o  Give  the  following  wire  or ACH          For: Alleghany Funds
                                                  information to your bank:                           A/C 140414
                                                       Boston Safe Deposit & Trust            FBO "Alleghany Fund Number"
                                                            ABA #01-10-01234                     "Your Account Number"
                              For: Alleghany Funds
                                   A/C 140414
                           FBO "Alleghany Fund Number"
                              "Your Account Number"

                       o Return your completed application
                                       to:
                                 Alleghany Funds
                                  P.O. Box 5164
                              Westborough, MA 01581
           -------------------------------------- -------------------------------------- --------------------------------------
           By Phone                               See "By Wire or ACH"                   o When you are ready to add to your
                                                                                         account, call Alleghany Funds and
                                                                                         tell the representative the fund
                                                                                         name, account number, the name(s) in
                                                                                         which the account is registered and
                                                                                         the amount of your investment.
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
           By Internet                            Not applicable                         o Verify that your bank or credit
                                                                                         union is a member of the Automated
                                                                                         Clearing House (ACH) system.
                                                                                         o Complete the "Purchase, Exchange
                                                                                         and Redemption Authorization"
                                                                                         section of your account application.
                                                                                         o Obtain a Personal Identification
                                                                                         Number (PIN) from Alleghany
                                                                                         Funds for use on Alleghany Funds'
                                                                                         Web site if you have not already
                                                                                         done so.  To obtain a PIN, please
                                                                                         call 800-992-8151.
                                                                                         o When you are ready to add to your
                                                                                         account, access your account through
                                                                                         the Alleghany Funds' Web site and
                                                                                         enter your purchase instructions in
                                                                                         the highly secure area for
                                                                                         shareowners only.
           -------------------------------------- -------------------------------------- --------------------------------------

Exchanging Shares
After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The Fund  reserves  the  right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareowners.

Selling/Redeeming Shares

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

           -------------------------------------------------------------------------------------------------------------------
           Selling Shares
           -------------------------------------------------------------------------------------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  Designed for...                         To sell some or all of your shares...
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
           By Mail                                o Accounts of any type                o Write and sign a letter of
                                                                                        instruction indicating the fund
                                                  o
                                                                                        Sales
                                                                                        or
                                                                                        redemptions
                                                                                        of
                                                                                        any
                                                                                        size
                                                                                        name,
                                                                                        fund
                                                                                        number,
                                                                                        your
                                                                                        account
                                                                                        number,
                                                                                        the
                                                                                        name(s)
                                                                                        in
                                                                                        which
                                                                                        the
                                                                                        account
                                                                                        is
                                                                                        registered
                                                                                        and
                                                                                        the
                                                                                        dollar
                                                                                        value
                                                                                        or
                                                                                        number
                                                                                        of
                                                                                        shares
                                                                                        you
                                                                                        wish
                                                                                        to
                                                                                        sell.

                                                                                        o Include all signatures and any
                                                                                        additional documents that may be
                                                                                        required. (See "Selling Shares in
                                                                                        Writing.")

                                                                                        o Mail to:
                                                                                                   Alleghany Funds
                                                                                                    P.O. Box 5164
                                                                                                Westborough, MA 01581


                                                                                        o
                                                                                        A
                                                                                        check
                                                                                        will
                                                                                        be
                                                                                        mailed
                                                                                        to
                                                                                        the
                                                                                        name(s)
                                                                                        and
                                                                                        address
                                                                                        in
                                                                                        which
                                                                                        the
                                                                                        account
                                                                                        is
                                                                                        registered.
                                                                                        If
                                                                                        you
                                                                                        would
                                                                                        like
                                                                                        the
                                                                                        check
                                                                                        mailed
                                                                                        to
                                                                                        a
                                                                                        different
                                                                                        address,
                                                                                        you
                                                                                        must
                                                                                        write
                                                                                        a
                                                                                        letter
                                                                                        of
                                                                                        instruction
                                                                                        and
                                                                                        have
                                                                                        it
                                                                                        signature
                                                                                        guaranteed.
                                                                                        Usually,
                                                                                        your
                                                                                        local
                                                                                        bank
                                                                                        can
                                                                                        provide
                                                                                        this
                                                                                        service
                                                                                        for
                                                                                        you.
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
           By Phone                               o Non-retirement accounts             o For automated service 24 hours a
                                                                                        day using your touch-tone phone,
                                                  o Sales of up to $50,000              call 800-992-8151


                                                                                        o
                                                                                        To
                                                                                        place
                                                                                        your
                                                                                        request
                                                                                        with
                                                                                        a
                                                                                        Shareowner
                                                                                        Service
                                                                                        Representative,
                                                                                        call
                                                                                        between
                                                                                        9am
                                                                                        and
                                                                                        7pm
                                                                                        ET,
                                                                                        Monday
                                                                                        -
                                                                                        Friday.


                                                                                        o
                                                                                        The
                                                                                        Fund
                                                                                        reserves
                                                                                        the
                                                                                        right
                                                                                        to
                                                                                        refuse
                                                                                        any
                                                                                        telephone
                                                                                        sales
                                                                                        request
                                                                                        and
                                                                                        may
                                                                                        modify
                                                                                        the
                                                                                        procedures
                                                                                        at
                                                                                        any
                                                                                        time.
                                                                                        The
                                                                                        Fund
                                                                                        makes
                                                                                        reasonable
                                                                                        attempts
                                                                                        to
                                                                                        verify
                                                                                        that
                                                                                        telephone
                                                                                        instructions
                                                                                        are
                                                                                        genuine,
                                                                                        but
                                                                                        you
                                                                                        are
                                                                                        responsible
                                                                                        for
                                                                                        any
                                                                                        loss
                                                                                        that
                                                                                        you
                                                                                        may
                                                                                        bear
                                                                                        from
                                                                                        telephone
                                                                                        requests.
           -------------------------------------- ------------------------------------- --------------------------------------

           -------------------------------------- ------------------------------------- --------------------------------------
           By Wire or ACH                         o Requests by letter for sales of     o Complete the "Telephone
                                                  any amount (accounts of any type)     Redemption" privilege section of
                                                                                        your account application.
                       o Requests by phone for sales up to
                                                  $50,000 (accounts with telephone      o ACH sales proceeds will be sent on
                                                  redemption privileges)                the next business day after the sale
                                                                                        (you should allow 3 days to be
                                                                                        received by your bank).  There is no
                                                                                        fee to sell shares by ACH.


                                                                                        o
                                                                                        Wire
                                                                                        sales
                                                                                        proceeds
                                                                                        will
                                                                                        be
                                                                                        wired
                                                                                        on
                                                                                        the
                                                                                        next
                                                                                        business
                                                                                        day
                                                                                        after
                                                                                        the
                                                                                        sale
                                                                                        (see
                                                                                        "Transaction
                                                                                        Policies"
                                                                                        for
                                                                                        effective
                                                                                        sale
                                                                                        day).
                                                                                        A
                                                                                        $20
                                                                                        fee
                                                                                        will
                                                                                        be
                                                                                        deducted
                                                                                        from
                                                                                        your
                                                                                        account.


                                                                                        o
                                                                                        The
                                                                                        Fund
                                                                                        reserves
                                                                                        the
                                                                                        right
                                                                                        to
                                                                                        refuse
                                                                                        any
                                                                                        telephone
                                                                                        sales
                                                                                        request
                                                                                        and
                                                                                        may
                                                                                        modify
                                                                                        the
                                                                                        procedures
                                                                                        at
                                                                                        any
                                                                                        time.
                                                                                        The
                                                                                        Fund
                                                                                        makes
                                                                                        reasonable
                                                                                        attempts
                                                                                        to
                                                                                        verify
                                                                                        that
                                                                                        telephone
                                                                                        instructions
                                                                                        are
                                                                                        genuine,
                                                                                        but
                                                                                        you
                                                                                        are
                                                                                        responsible
                                                                                        for
                                                                                        any
                                                                                        loss
                                                                                        that
                                                                                        you
                                                                                        may
                                                                                        bear
                                                                                        from
                                                                                        telephone
                                                                                        requests.
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
           By Internet                            o Non-retirement accounts             o Complete the "Purchase, Exchange
                                                                                        and Redemption Authorization"
                                                                                        section of your account application.
                                                                                        o Obtain a Personal Identification
                                                                                        Number (PIN) from Alleghany Funds
                                                                                        for use on Alleghany Funds' Web site
                                                                                        if you have not already done so.
                                                                                        o When you are ready to redeem a
                                                                                        portion of your account, access your
                                                                                        account through the Alleghany Funds'
                                                                                        Web site and enter your redemption
                                                                                        instructions in the highly secure
                                                                                        area for shareowners only.  A check
                                                                                        for the proceeds will be mailed to
                                                                                        you.
                                                                                        o If you prefer proceeds to be sent
                                                                                        directly to your bank account,
                                                                                        verify that your bank or credit
                                                                                        union is a member of the Automated
                                                                                        Clearing House (ACH) system.
                                                                                        o  ACH sales proceeds will be sent
                                                                                        on the next business day (you should
                                                                                        allow 3 days to be received by your
                                                                                        bank). There is no fee to sell
                                                                                        shares by ACH.
           -------------------------------------- ------------------------------------- --------------------------------------

     Selling Shares in Writing In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if: your address of record has change within the past 30 days you are selling more than $50,000 worth of shares you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

     A signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a bank, trust company, savings and loan association or any broker or securities dealer) for each person whose name is on the account. We may refuse any other source. A notary public cannot provide a signature guarantee.

         -------------------------------------------------- ----------------------------------------------------------------
         Seller                                             Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  o Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      o On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        o Letter of instruction
                                                            o          Corporate
                                                            resolution certified
                                                            within  the  past 12
                                                            months   o  On   the
                                                            letter,          the
                                                            signatures       and
                                                            titles     of    all
                                                            persons   authorized
                                                            to   sign   for  the
                                                            account,  exactly as
                                                            the    account    is
                                                            registered         o
                                                            Signature guarantee,
                                                            if  applicable  (see
                                                            above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               o Letter of instruction
                                                            o On the letter, the
                                                            signature   of   the
                                                            trustee(s)  o If the
                                                            names     of     all
                                                            trustees   are   not
                                                            registered   on  the
                                                            account,  a copy  of
                                                            the  trust  document
                                                            certified within the
                                                            past  12   months  o
                                                            Signature guarantee,
                                                            if  applicable  (see
                                                            above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareowners whose co-tenants are     o Letter of instruction signed by the surviving tenant
         deceased                                           o Copy of death certificate
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Executors                                          of        shareowner
                                                            estates  o Letter of
                                                            instruction   signed
                                                            by  executor  o Copy
                                                            of order  appointing
                                                            executor o Signature
                                                            guarantee,        if
                                                            applicable      (see
                                                            above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        o Call 800-992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         IRA                                                accounts    o    IRA
                                                            distribution request
                                                            form  completed  and
                                                            signed.         Call
                                                            800-922-8151  for  a
                                                            form.
         -------------------------------------------------- ----------------------------------------------------------------

Redemptions in Kind
The Fund has elected, under Rule 18f-1 of the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareowner, whichever is less. Larger redemptions may be detrimental to existing shareowners. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Execution of Requests
The Fund is open on each  business  day that the NYSE is open for  trading.  The
NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from the Fund. The Fund reserves the right to reject any purchase order and to suspend the offering of fund shares. The Fund also reserves the right to change the initial and additional investment minimums or to waive these minimums for any investor. The Fund reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Fund reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operations. The Fund also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareowners.

Account Policies and Dividends




Account Statements

In general, you will receive account statements:
      after every transaction that affects your account balance (except a dividend reinvestment) after any change of name or address of the registered owner(s) in all other circumstances, every quarter

Dividends

Dividends for the Fund are declared and paid quarterly, while capital gains distributions are distributed at least once a year, in December.

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend record date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Alleghany Funds Web Site
Our Web site is highly secure to prevent unauthorized access to your account information. To access your account, you must provide verification by providing your Social Security Number (or Tax Identification Number) and your Personal Identification Number (PIN). To obtain a PIN, please call 800-992-8151. A customer service representative will ask a series of questions to verify your identity and assign a temporary PIN. The temporary PIN will allow you to log on to the Account Access area of our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you.

By logging into our Web site with your Social Security number and PIN, you can inquire about your current share balances and their current value, exchange or transfer assets between your accounts within our fund family, and redeem shares from your account and have your proceeds mailed to you by check.

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must make arrangements for electronic funds transfer using Automated Clearing House (ACH) procedures. This requires that you have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts.

Portfolio Transactions and Brokerage Commissions
The Fund attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Fund considers a broker-dealer's reliability, the quality of its execution services and its financial condition.


                       Dividends, Distributions And Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Fund is included in the SAI.

      The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

      The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

      Distributions  of any  net  investment  income  and of  any  net  realized short-term capital gain are taxable to you as ordinary income. Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as ordinary income regardless of how long you may have held the shares of the Fund.

      When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.
     You are responsible for any tax liabilities generated by your transactions.

      The Fund is obligated by law to withhold 31% of its distributions if you do not provide complete and correct taxpayer identification information.

                              Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since it began operations on December 31, 1998 to the end of the most recent fiscal period. The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.


                                                                                      Period
                                                                                  Ended 4/30/99*
                                                                                    (Unaudited)
                                                             ----------------------------------------------------------

Net Asset Value, Beginning of Period                                               $18.36
                                                                                   ------
     Income from Investment Operations
     Net investment income                                                           0.07
     Net realized and unrealized gain on investments                                 0.65
                                                                                     ----
     Total from investment operations                                                0.72
                                                                                     ----
     Less Distributions
     Distributions from and in excess of net investment                            (0.05)
     income
     Distributions from net realized gain on investments                            -----
     Total distributions                                                           (0.05)
                                                                                   ------
Net increase in net asset value                                                      0.67
Net Asset Value, End of Period                                                     $19.03

Total Return (1)                                                                    3.94%

Ratios/Supplemental Data
Net Assets,  End of Period (in 000's)  $79,496  Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (2)                                0.96%
     After reimbursement of expenses by Adviser (2)                                 0.96%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (2)                                1.49%
     After reimbursement of expenses by Adviser (2)                                 1.49%
Portfolio Turnover (1)                                                             16.28%

*        The Fund's Class I shares commenced operations on December 31, 1998.
(2)       Not annualized
(3)       Annualized






(Outside Back Cover)

General Information

If you wish to know more about the Fund, you will find additional information in the following documents:

Shareowner Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI, which is incorporated into this prospectus by reference and dated July 12, 1999, is available to you without charge. It contains more detailed information about the Fund.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

                           Address: Alleghany Funds
                                            P.O. Box 5164
                                            Westborough, MA  01581

                           Phone:           800-992-8151

                           Web site:        www.alleghanyfunds.com


         Obtaining Information from the SEC
         You can visit the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004

                                 ALLEGHANY FUNDS

                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                       Alleghany/Chicago Trust Talon Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                            March 1, 1999, as amended
                                  July 12, 1999

         This Statement of Additional Information provides supplementary information pertaining to shares representing interests in ten investment portfolios of Alleghany Funds (the "Company"): Alleghany/Montag & Caldwell Growth Fund; Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund. Each Fund offers Class N shares for retail investors. Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Growth Fund and Alleghany/Chicago Trust Balanced Fund also offer Class I shares for institutional investors.

            This Statement of Additional Information is not a Prospectus, and should be read only in conjunction with the Prospectus for the Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund dated March 1, 1999, the Prospectus for Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund - Class I Shares, dated July 12, 1999 and the Prospectus for Montag & Caldwell Balanced Fund - Class I Shares, dated July 12, 1999 (each a "Prospectus"). No investment in shares should be made without first reading the Prospectus. Prospectus copies may be obtained without charge from the Company at the address and telephone number below.

Alleghany Funds:                                            Investment Advisers:

P.O. Box 5164                                             CHICAGO TRUST COMPANY
Westborough, MA 01581                                     171 North Clark Street
(800) 992-8151                                           Chicago, IL 60601-3294


                                                         MONTAG & CALDWELL, INC.
                                             3343 Peachtree Road, NE, Suite 1100
                                                         Atlanta, GA 30326-1450

                                                   VEREDUS ASSET MANAGEMENT LLC
                                             6900 Bowling Boulevard, Suite 250
                                                           Louisville, KY 40207

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the Company or by the distributor in any jurisdiction in which such offering may not lawfully be made.


                                TABLE OF CONTENTS
                                                                            Page

THE FUNDS                                                                     3
INVESTMENT POLICIES AND RISK CONSIDERATIONS                                   3
INVESTMENT RESTRICTIONS                                                      20
TRUSTEES AND OFFICERS                                                        22
PRINCIPAL HOLDERS OF SECURITIES                                              24
INVESTMENT ADVISORY AND OTHER SERVICES                                       27
     Investment Advisory Agreements                                          27
     Sub-Investment Advisory Agreement                                        29
     The Administrator and Sub-Administrator                                  30
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                              32
NET ASSET VALUE                                                               33
DIVIDENDS                                                                    33
TAXES                                                                         34
PERFORMANCE INFORMATION                                                      35
OTHER INFORMATION                                                             39
APPENDIX A                                                                    42
APPENDIX B                                                                   44


                            The Annual Report including Audited Financial Statements dated
                                                 October  31, 1998 (Class N only
                                                 unless otherwise noted)

                               Alleghany/Montag & Caldwell Growth Fund - Class N and Class I Alleghany/Chicago Trust Growth &
                               Income Fund Alleghany/Chicago Trust Talon Fund Alleghany/Chicago Trust Balanced Fund Alleghany/Montag & Caldwell Balanced Fund
                               Alleghany/Chicago       Trust      Bond      Fund
                               Alleghany/Chicago Trust Municipal Bond Fund Alleghany/Chicago Trust Money Market Fund


                         The Semi-Annual Report including Unaudited Financial Statements dated April 30, 1999 (Class N only unless otherwise noted)

                               Alleghany/Montag & Caldwell Growth Fund - Class N and Class I Alleghany/Chicago Trust Growth &
                               Income Fund Alleghany/Chicago Trust Talon Fund Alleghany/Chicago Trust Small Cap Value Fund Alleghany/Veredus Aggressive Growth Fund Alleghany/Montag & Caldwell Balanced Fund - Class N and Class I Alleghany/Chicago Trust Balanced Fund Alleghany/Chicago Trust Bond Fund Alleghany/Chicago Trust Municipal Bond Fund Alleghany/Chicago Trust Money Market Fund

                                    THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment company which currently offers twelve series of shares of beneficial interest representing separate portfolios of investments, ten of which are covered by this Statement of Additional
Information: Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund, and Alleghany/Chicago Trust Money Market Fund (collectively referred to as "Funds" or individually as a "Fund"). The Company was established as a Delaware business trust on September 10, 1993.

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareowners.

         Certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Company's Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations; Certificates of Deposit ("CDs"); Eurodollar Certificates of Deposit ("Euro CDs"); Yankee Certificates of Deposit ("Yankee CDs"); foreign bankers' acceptances; foreign commercial paper; letter of credit-backed commercial paper; time deposits; loan participations ("LPs"); variable- and floating-rate instruments; and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by Alleghany/Chicago Trust Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Advisor believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

                  Borrowing

         The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge, or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Illiquid Securities

         All Funds may invest up to 15% (10% in the case of Alleghany/Chicago Trust Money Market Fund) of their respective net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

Variable- and Floating-Rate Instruments and Related Risks

         With respect to the variable- and floating-rate instruments that may be acquired by Alleghany/Chicago Trust Balanced Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

Loan Participations

         All Funds may engage in Loan Participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         All Funds may purchase foreign bankers' acceptances, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         All Funds may purchase foreign commercial paper, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

Repurchase Agreements

         All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Alleghany/Chicago Trust Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

Reverse Repurchase Agreements

         All Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Rule 144A Securities

         All Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Investment Adviser, under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

         All Funds may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements. Loans of portfolio securities by each Fund will be collateralized by cash held in non-interest bearing demand accounts, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which will be maintained at all times in an amount equal to the current market value of the loaned securities. No Fund may make such loans in excess of 25% of the value of its total assets. The major risk to which the Funds would be exposed on a loan transaction is the risk that the borrower would become bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review by the Investment Adviser, subject to overall supervision by the Board of Trustees, including a review of the creditworthiness of the borrowing broker-dealer or other institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Investment Adviser.

Securities of Other Investment Companies

         All Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareowner of another investment company, each Fund would bear, along with other shareowners, its pro rata portion of the such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole.

Short-Term Trading

         All Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

Zero Coupon Bonds

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund and Alleghany/Chicago Trust Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

          Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

Lower-Grade Debt Securities and Related Risks

              Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Municipal Bond Fund may invest in securities with high yields and high risks. Alleghany/Chicago Trust Growth & Income Fund may invest up to 10% of its assets in such securities. Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Municipal Bond Fund may each invest up to 20% of their respective assets in such securities.

         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations; or similar events. Also, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         Medium- and low-grade bonds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. Further, the recent economic recession has resulted in default levels with respect to such securities in excess of historic averages.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties.

         Especially at such times, trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         Youth and Growth of Lower-Rated Securities Market -- The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         Sensitivity to Interest Rate and Economic Changes -- The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         Liquidity and Valuation -- To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         Credit Ratings -- The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for the Funds. The Investment Adviser's or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations.

         Yields and Ratings -- The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments, and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

Derivative Investments

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, or to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which certain Funds are permitted to invest which are considered by the Investment Adviser to be derivative in nature.

Options and Related Risks

         All  Funds  except   Alleghany/Chicago  Trust  Money  Market  Fund  and
Alleghany/Chicago Trust Small Cap Value Fund may buy put and call options and write covered call and secured put options.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         These Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options -- Each of these Funds may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing -- Each of these Funds may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options -- Each of these Funds may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each of these Funds may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Writing Put Options -- Each of these Funds may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Futures Contracts and Related Risks

         All Funds, except Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund, may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by the Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareowners and will be taxable to shareowners as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

     Forward   Commitments,   When-Issued   Securities,   and  Delayed  Delivery
Transactions and Related Risks

         All Funds, except Alleghany/Chicago Trust Money Market Fund and Alleghany/Chicago Trust Small Cap Value Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Interest Rate Swaps and Related Risks

         Only Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Municipal Bond Fund, in order to help enhance the value of their respective portfolios, or manage exposure to different types of investments, may enter into interest rate currency, and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Company's custodian bank.

         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments.

         A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's Custodian.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Asset-Backed Securities and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

     Mortgage-Backed Securities and Mortgage Pass-Through Securities and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

     Collateralized   Mortgage  Obligations   ("CMOs"),   Real  Estate  Mortgage
Investment Conduits ("REMICs"), Multi-Class Pass-Throughs, and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs, and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. These Funds will not invest in subordinated privately issued CMOs.

         Resets -- The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors -- The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.
These payment caps may result in negative amortization.

Stripped Mortgage Securities and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations,
Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories--"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

Other Mortgage-Backed Securities

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

General Risks of Mortgage Securities

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareowners will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Foreign Securities

         All Funds except Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in foreign securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer; the difficulty of predicting international trade patterns; the possibility of the imposition of exchange controls; expropriation; limits on removal of currency or other assets; nationalization of assets; foreign withholding and income taxation; and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

         In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

         For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareowner communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareowner communications and passes through the voting rights.

Municipal Securities

         Alleghany/Chicago Trust Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features, and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated rather than known factors and there can be no assurance that the anticipated average weighted maturity will be attained. In that regard, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

Other Investments

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

     (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

     (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor company or companies.

                              TRUSTEES AND OFFICERS

            Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Company is set forth below.

                                                   POSITION                        PRINCIPAL OCCUPATIONS
NAME                            AGE              WITH COMPANY                       FOR PAST FIVE YEARS

Stuart D. Bilton*                52     Chairman, Board of Trustees     Mr. Bilton  is Chief  Executive  Officer of
171 North Clark Street                  (Chief Executive Officer)       The Chicago  Trust Company and President of
Chicago, IL  60601                                                      Alleghany    Asset     Management,     Inc.
                                                                        Previously,  Mr.  Bilton  was an  Executive
                                                                        Vice  President of Chicago  Title and Trust
                                                                        Company.  He  is a  Director  of  Alleghany
                                                                        Asset Management  Inc.,  Montag & Caldwell,
                                                                        Veredus Asset  Management  Inc.,  Baldwin &
                                                                        Lyons,  Inc.,  and the Boys and Girls Clubs
                                                                        of Chicago.

Leonard F. Amari                 57     Trustee                         Mr. Amari  is a Partner at the law  offices
734 North Wells Street                                                  of Amari &  Locallo,  a  practice  confined
Chicago, IL  60610                                                      exclusively   to  the   real   estate   tax
                                                                        assessment process.

Dorothea C. Gilliam*             45     Trustee**                       Ms.    Gilliam   is   Vice   President   of
171 North Clark Street                                                  Investments  of the Alleghany  Corporation,
Chicago, IL  60601                                                      the  parent  company  of  Alleghany   Asset
                                                                        Management,  Inc.  Previously,  she  was an
                                                                        Assistant  Vice  President of Chicago Title
                                                                        and Trust  Company and a former  Trustee of
                                                                        the Company.  She is a chartered  Financial
                                                                        Analyst  and a  member  of  AIMR.  She is a
                                                                        Director of Armco Inc.

Robert A. Kushner                63     Trustee**                       Mr.   Kushner   was   a   Vice   President,
30 Vernon Drive                                                         Secretary  and  General  Counsel at Cyclops
Pittsburgh, PA  15228                                                   Industries,  Inc.  until his  retirement in
                                                                        April   1992.   He  is   currently  a  Vice
                                                                        President,  Board  Member and  Chairman  of
                                                                        Investment  Committee  and  Co-Chairman  of
                                                                        Strategic  Planning Committee of Pittsburgh
                                                                        Dance Council.

Gregory T. Mutz                  53     Trustee                         Mr. Mutz is  President  and CEO of The UICI
125 South Wacker Drive                                                  Companies  and  Chairman  of the  Board  of
Suite 3100                                                              Excell   Global   Services.   He  is   also
Chicago, IL  60606                                                      Chairman  of the Board of AMLI  Residential

                                                                        Properties
                                                                        Trust (a
                                                                        NYSE
                                                                        Multifamily
                                                                        REIT)
                                                                        and
                                                                        Chairman
                                                                        of   the
                                                                        Board of
                                                                        AMLI
                                                                        Commercial
                                                                        Properties
                                                                        Trust
                                                                        LP, both
                                                                        successor
                                                                        companies
                                                                        to  AMLI
                                                                        Realty
                                                                        Co.,
                                                                        which he
                                                                        co-founded
                                                                        in 1980.

Robert B. Scherer                57     Trustee**                       Mr.  Scherer is President of The  Rockridge
10010 Country Club Road                                                 Group,  Ltd.,  which  provides   consulting
Woodstock, IL  60098                                                    services to the title  insurance  industry.

                                                                        Previously,
                                                                        he was a
                                                                        Senior
                                                                        Vice
                                                                        President
                                                                        -
                                                                        Strategy
                                                                        and
                                                                        Development
                                                                        at
                                                                        Chicago
                                                                        Title
                                                                        and
                                                                        Trust
                                                                        Company
                                                                        prior to
                                                                        October
                                                                        1994.

Nathan Shapiro                   63     Trustee                         Mr. Shapiro   is   the   President   of  SF
1700 Ridge                                                              Investments,   Inc.,  a  broker/dealer  and
Highland Park, IL  60035                                                investment  banking  firm.  He is President
                                                                        of   New
                                                                        Horizons
                                                                        Corporation,
                                                                        a
                                                                        consulting
                                                                        firm,
                                                                        and
                                                                        Senior
                                                                        Vice
                                                                        President
                                                                        of
                                                                        Pekin,
                                                                        Singer
                                                                        and
                                                                        Shapiro,
                                                                        an
                                                                        investment
                                                                        advisory
                                                                        firm. He
                                                                        is     a
                                                                        Director
                                                                        of
                                                                        Baldwin
                                                                        & Lyons,
                                                                        Inc.



                                                   POSITION                        PRINCIPAL OCCUPATIONS
NAME                            AGE              WITH COMPANY                       FOR PAST FIVE YEARS

Denis Springer                   53     Trustee**                       Mr.  Springer is Senior Vice  President and
1700 E. Golf Road                                                       Chief   Financial   Officer  of  Burlington
3rd Floor                                                               Northern Santa Fe Corporation.
Schaumburg, IL  60173

Kenneth C. Anderson              35     President                       Mr. Anderson   is  President  of  Alleghany
171 North Clark Street                  (Chief Operating Officer)       Investment  Services,  Inc.  and  a  Senior
Chicago, IL  60601                                                      Vice   President   of  The  Chicago   Trust
                                                                        Company
                                                                        and  has
                                                                        been  an
                                                                        officer
                                                                        since
                                                                        1993. He
                                                                        is
                                                                        responsible
                                                                        for  all
                                                                        business
                                                                        activities
                                                                        regarding
                                                                        mutual
                                                                        funds.
                                                                        Mr.
                                                                        Anderson
                                                                        is     a
                                                                        Certified
                                                                        Public
                                                                        Accountant.

Gerald F. Dillenburg             32     Vice President,                 Mr. Dillenburg  is a Vice  President of The
171 North Clark Street                  Secretary and Treasurer         Chicago  Trust  Company  and has  been  the
Chicago, IL  60601                      (Chief Financial Officer        operations  manager and compliance  officer
                                        and
                                                                        Compliance
                                                                        Officer)
                                                                        of   all
                                                                        mutual
                                                                        funds
                                                                        since
                                                                        1996.
                                                                        Previously,
                                                                        he   was
                                                                        an audit
                                                                        manager
                                                                        with
                                                                        KPMG
                                                                        Peat
                                                                        Marwick
                                                                        LLP,
                                                                        specializing
                                                                        in
                                                                        investment
                                                                        services,
                                                                        including
                                                                        mutual
                                                                        and
                                                                        trust
                                                                        funds,
                                                                        broker/dealers
                                                                        and
                                                                        investment
                                                                        Advisers.
                                                                        Mr.
                                                                        Dillenburg
                                                                        is     a
                                                                        Certified
                                                                        Public
                                                                        Accountant.

Debra Comsudes                   35     Vice President                  Ms.  Comsudes is a Vice President of Montag
1100    Atlanta    Financial                                            & Caldwell,  Inc.  since 1996.  Previously,
Center                                                                  she  was  a  Portfolio  Manager  and  Chief
3343 Peachtree Road, NE                                                 Investment   Officer  at  Randy  Seckman  &
Atlanta, GA  30326-8151                                                 Associates,   Inc.,  a  financial  advisory
                                                                        firm providing asset  management  primarily
                                                                        to  individual  and small  businesses.  She
                                                                        is a Chartered Financial Analyst

     * These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act. ** These Trustees were first elected on June 17, 1999.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. The Trustees receive $3,000 for each Board Meeting attended, and an annual retainer of $3,000. No officer or employee of The Chicago Trust Company ("Chicago Trust") or its affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.

         Set forth below are the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal period ended October 31, 1998.

         Trustee                              Aggregate Fees Paid by the Company

         Leonard F. Amari                                                 $9,375
         Gregory T. Mutz                                                  $9,375
         Nathan Shapiro                                                   $9,375

         As of June 23, 1999, the Trustees and officers of the Company as a group owned less than 1% of the outstanding shares of any class of each Fund, except that Stuart Bilton held 6.8% of Alleghany/Chicago Trust Municipal Bond Fund.

                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareowners who, as of __________ ____, 1999, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by Chicago Trust. Alleghany Corporation ("Alleghany") is the owner of Alleghany Asset Management, Inc. ("AAM"), which is the holding company of Chicago Trust and Montag & Caldwell, Inc. ("Montag and Caldwell") and currently holds a 40% interest in Veredus Asset Management LLC ("Veredus"), the Investment Advisers for the Funds. Shareowners who have the power to vote a large percentage of shares of a particular Fund can control the Fund and determine the outcome of a shareholders' meeting.

                     ALLEGHANY/MONTAG & CALDWELL GROWTH FUND
                                     Class N

Shareowners                                                                     Percentage Owned

Charles Schwab & Co., Inc.                                                          ______%
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Miter & Co.                                                                          _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                          MONTAG & CALDWELL GROWTH FUND
                                     Class I

Shareowners                                                                     Percentage Owned

The Bank of Mississippi                                                              _____%
c/o Trust
P.O. Box 1605
Jackson, MS  39215

Miter & Co.                                                                          _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Mac & Co.                                                                            _____%
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230





                  ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND
                                     Class N

Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          _____%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                       ALLEGHANY/CHICAGO TRUST TALON FUND

Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          ____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
         Class N

Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202


                    ALLEGHANY/MONTAG & CALDWELL BALANCED FUND
                                     Class N

Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          ____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

American Express Trust Company                                                       ____%
FBO American Express Trust Retirement Services
P.O. Box 534
Minneapolis, MN  55422

BNY Western Trust Company                                                            ____%
Columbia River Logscalers Pension
Two Union Square, Ste. 520
601 Union Street
Seattle, WA 98121







Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          ____%
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                                                                                     ----%
Davis & Company
C/O Marshall & Ilsley Trust Co.
C/O M&I Trust CO/OUTSOURCING
PO Box 2977
Milwaukee, WI 53202

                         MONTAG & CALDWELL BALANCED FUND
                                                                         Class I

Shareowners                                                                    Percentage Owned
                                                                                     ----%


                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

Shareowners                                                                     Percentage Owned

Davis & Company                                                                     ______%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                                                                                    ------%
Maxine Jackson LP
A Georgia Limited Partnership
c/o Henry Jackson Sole General Part
890 Auburn Road N.E.
Dacula, GA 30019


                    ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND

Shareowners                                                                     Percentage Owned

Davis & Company                                                                      _____%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI  53202







                  ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND

Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          _____%
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Charles Schwab & Co., Inc.                                                           _____%
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

                    ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND

Shareowners                                                                     Percentage Owned

Miter & Co.                                                                          _____%
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Family Physician Associates PSC                                                      _____%
James R. Smith David W. Wallace
David A Jones Edward L. Samesttees
515 Hospital Drive
Shelbyville, KY 40065

Chicago Trust Custodian:                                                             ____%
FBO John W. Oneil SEP IRA
21 Riding Ridge Road
Prospect, KY 40059

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Adviser of each Fund, and the fees received by it for such services, are described in the Prospectus.

         The Investment Advisers for Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund have entered into Expense Limitation Agreements with the Company, effective January 1, 1999, whereby they have agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 0.80%, 1.40% and 1.40%, respectively.

         The Investment Advisers for Alleghany/Montag & Caldwell Growth Fund, Alleghany/Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Municipal Bond Fund may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         The investment advisory fees earned and waived by Chicago Trust and Montag & Caldwell, as well as expenses reimbursed, with respect to the applicable Funds for which each acts as Investment Adviser, are set forth below:

Fiscal year ended October 31, 1998:

                                                                                                    Waived Fees
                                                       Gross Advisory Fees    Net Advisory Fees     and Reimbursed
                        Fund                            Earned by Advisers    After Fee Waivers        Expenses

Alleghany/Montag & Caldwell Growth Fund                 $    9,438,160        $   9,438,160         $         0
Alleghany/Chicago Trust Growth & Income Fund            $    2,312,832        $   2,312,832         $         0
Alleghany/Chicago Trust Talon Fund                      $      224,933        $     181,227         $    43,706
Alleghany/Montag & Caldwell Balanced Fund               $      971,351        $     971,351         $         0
Alleghany/Chicago Trust Balanced Fund                   $    1,453,465        $   1,453,465         $         0
Alleghany/Chicago Trust Bond Fund                       $      740,845        $     523,299         $   217,546
Alleghany/Chicago Trust Municipal Bond Fund             $       78,556        $           0         $   138,689
Alleghany/Chicago Trust Money Market Fund               $    1,026,684        $   1,002,192         $     24,492*

         * As of February 27, 1998, the Investment Adviser of Alleghany/Chicago Trust Money Market Fund no longer waived fees or reimbursed expenses.

Fiscal year ended October 31, 1997:

                                                                                                     Waived Fees
                                                       Gross Advisory Fees    Net Advisory Fees     and Reimbursed
                        Fund                            Earned by Advisers    After Fee Waivers        Expenses

Alleghany/Montag & Caldwell Growth Fund                     $3,800,124           $3,758,696           $  41,428
Alleghany/Chicago Trust Growth & Income Fund                $1,734,260           $1,604,403            $129,857
Alleghany/Chicago Trust Talon Fund                         $   182,742         $     97,146           $  85,596
Alleghany/Montag & Caldwell Balanced Fund                  $   400,868          $   355,895           $  44,973
Alleghany/Chicago Trust Balanced Fund                       $1,228,508           $1,126,305            $102,203
Alleghany/Chicago Trust Bond Fund                          $   550,514          $   328,975            $221,539
Alleghany/Chicago Trust Municipal Bond Fund               $     69,127        $              0        $  85,359
Alleghany/Chicago Trust Money Market Fund                   $1,004,607          $   862,275            $142,332

Fiscal year ended October 31, 1996:

                                                                                                     Waived Fees
                                                       Gross Advisory Fees    Net Advisory Fees     and Reimbursed
                        Fund                            Earned by Advisers    After Fee Waivers        Expenses

Alleghany/Montag & Caldwell Growth Fund                    $   834,718          $   800,071           $  34,647
Alleghany/Chicago Trust Growth & Income Fund                $1,324,207           $1,038,213            $285,994
Alleghany/Chicago Trust Talon Fund                         $   112,153         $     16,856           $  95,297
Alleghany/Montag & Caldwell Balanced Fund                  $   195,796          $   110,391           $  85,405
Alleghany/Chicago Trust Balanced Fund                       $1,075,631          $   815,487            $260,144
Alleghany/Chicago Trust Bond Fund                          $   416,462          $   190,705            $225,757
Alleghany/Chicago Trust Municipal Bond Fund               $     67,672        $              0        $  70,437
Alleghany/Chicago Trust Money Market Fund                  $   821,513          $   647,188            $174,325

         Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund commenced operations after October 31, 1998.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Adviser; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of shareowners' meetings; (12) expenses of preparation and distribution to existing shareowners of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

         Chicago Title and Trust, 171 North Clark Street, Chicago, Illinois 60601, an Illinois chartered trust company, was previously a wholly-owned subsidiary of Alleghany. On June 18, 1998, Alleghany spun-off Chicago Title and Trust to its shareholders as of that date. Chicago Title and Trust provided investment advisory services to certain Funds of the Company since their respective inception dates through October 30, 1995. As described more fully below, Chicago Trust, an Illinois corporation, assumed those responsibilities on October 30, 1995. Such Funds include: Alleghany/Chicago Trust Growth & Income Fund; Alleghany/Chicago Trust Balanced Fund; Alleghany/Chicago Trust Bond Fund; Alleghany/Chicago Trust Municipal Bond Fund; Alleghany/Chicago Trust Money
Market Fund; and Alleghany/Chicago Trust Talon Fund, with Talon Asset Management, Inc. ("Talon") serving as Sub-Investment Adviser ("Sub-Adviser") for that Fund.

            Chicago Title and Trust formed AAM, a wholly-owned subsidiary, to act as a holding company for certain of its financial services entities. On October 30, 1995, Chicago Title and Trust transferred substantially all of its fiduciary business and investment operations to Chicago Trust, a wholly-owned subsidiary of AAM. As part of such transfer, Chicago Trust assumed all of Chicago Title and Trust's obligations and liabilities under its existing Investment Advisory Agreements. Chicago Title and Trust had entered into a Guaranty Agreement with the Company on behalf of each Fund for which it served as Investment Adviser, pursuant to which it guaranteed all the obligations and liabilities of Chicago Trust under such Agreements. Following approval of the Investment Advisory Agreements by the shareholders of the respective Funds on June 17, 1999, with the exception of Alleghany/Chicago Trust Talon Fund, the Funds are no longer parties to such Guaranty Agreement, which was terminated on June 17, 1999 with respect to all Funds except Alleghany/Chicago Trust Talon Fund. The investment management operations with respect to the Company remain unchanged, and those persons or groups responsible for the investment management of the applicable Funds of the Company continue to have such responsibility for Chicago Trust.

            Chicago Trust managed approximately $9.0 billion in assets at March 31, 1999, consisting primarily of pension and profit sharing accounts, high net worth individuals, families and insurance companies. As part of the spin-off of Chicago Title and Trust described above, Chicago Trust, an Illinois corporation, became a direct wholly-owned subsidiary of AAM. AAM, located at Park Avenue Plaza, New York City, New York 10055, is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals.

         As part of the corporate reorganization described above, Montag & Caldwell became an indirect wholly-owned subsidiary of AAM. Prior to October 30, 1995, Montag & Caldwell was a wholly-owned subsidiary of Chicago Title and Trust. AAM also holds a 40% interest in Veredus, with certain options over the next nine years to acquire up to a 70% interest.

Sub-Investment Advisory Agreement

         Pursuant to a Sub-Investment Advisory Agreement between Alleghany/Chicago Trust and Talon, Talon provides an investment program for Alleghany/Chicago Trust Talon Fund, including investment research and the determination from time to time of the securities that will be purchased and sold by the Fund, subject to the supervision of Chicago Trust and the Board of Trustees of the Company. Prior to December 23, 1996, as compensation for its services, Talon received from Chicago Trust an annual fee of 0.40% of the first $8 million, 0.50% of the next $12 million, 0.70% of the next $230 million of the average daily net assets of this Fund, and 0.75% of such average daily net assets in excess of $250 million. Effective December 23, 1996, for months in which the Fund's average daily net assets exceed $18 million, the Investment Adviser will pay the Sub-Adviser a fee equal to 68.75% of the management fee that the Investment Adviser receives from the Fund, net of any expense reimbursement. For the months in which the Fund's average daily net assets are $18 million or less, the Sub-Adviser will receive no fee. During the fiscal years ended October 31, 1996, 1997 and 1998, Talon was paid $15,109, $60,407 and $123,095 respectively, for sub-investment advisory services rendered.

         Under the Sub-Investment Advisory Agreement, Talon is not liable for any error of judgment or mistake of law or for any loss suffered by Chicago Trust or the Funds in connection with the performance of the Sub-Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administrator and Sub-Administrator

         As Administrator, Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. First Data Investor Services Group, Inc. ("Investor Services Group"), 101 Federal Street, Boston, Massachusetts 02110, provides certain administrative services for the Funds and Chicago Trust pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareowners of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As  compensation  for  services   performed  under  the  Administration
Agreement, the Administrator receives a fee payable monthly at the annual rate set forth below multiplied by the average daily net assets of the Company:

         Administration Fees:

         .06% of less than $2 billion of the aggregate average daily net assets of the Funds; and

               .05% of aggregate average daily net assets of the Funds of at least $2 billion but not more than $7 billion; and

               .045% of the Funds' aggregate average daily net assets over $7 billion.

         Custody Liaison Fees:

               $10,000 for average daily net assets of a Fund less than $100 million; and

               $15,000 for average daily net assets of a Fund of at least $100 million but not more than $500 million; and

               $20,000 for average daily net assets of a Fund over $500 million.

The following are the administrative fees paid to the Administrator for the three most recent fiscal years:

                                                 Administrative          Administrative            Administrative
                                                    Fees FYE                Fees FYE                  Fees FYE
Fund                                            October 31, 1996        October 31, 1997          October 31, 1998
----                                            ----------------        ----------------          ----------------

                                                                        FPS        First Data
Alleghany/Montag & Caldwell Growth Fund             $ 58,127       $  76,898      $  165,326           $ 741,210
Alleghany/Chicago Trust Growth & Income Fund        $104,720       $  52,175      $   69,751           $ 191,695
Alleghany/Chicago Trust Talon Fund                  $  9,096       $   5,005      $    6,670           $  18,106
Alleghany/Chicago Trust Balanced Fund               $ 83,563       $  38,136      $   47,246           $  80,312
Alleghany/Montag & Caldwell Balanced Fund           $ 15,232       $   9,676      $   17,554           $ 131,063
Alleghany/Chicago Trust Bond Fund                   $ 41,966       $  21,291      $   28,043           $  87,388
Alleghany/Chicago Trust Municipal Bond Fund         $  6,481       $   2,679      $    3,007           $  12,164
Alleghany/Chicago Trust  Money Market Fund          $113,018       $  56,421      $   65,373           $ 148,930

         Prior to June 1, 1997, FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, acted as an Underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisted in sales of shares pursuant to the Underwriting Agreement approved by the Company's Trustees. Pursuant to its Underwriter Compensation Agreement with the Company, FPSB was paid an annual underwriter fee of $2,500 for each Class N Shares Fund and $2,000 for each Class I Shares Fund ($22,000 per annum total for eight Class N Shares Funds and one Class I Shares Fund), and certain other registration and transaction fees. For the fiscal years ended October 31, 1995 and 1996, an aggregate of $18,125 and $20,833 was paid on behalf of the then-existing Funds.

     Effective June 1, 1997, First Data Distributors, Inc. replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. First Data Distributors, Inc. is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Distribution Plan

            The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 1998, are set forth below.

                                                                                     Compensation     Compensation
                                                                    Distribution       to Broker        to Sales
Fund                                                 Printing         Services          Dealers         Personnel

Alleghany/Montag & Caldwell Growth Fund               $36,309          $95,715          $1,473,381       $35,453
Alleghany/Chicago Trust Growth & Income Fund          $15,739          $40,479          $ 204,442        $30,397
Alleghany/Chicago Trust Talon Fund                    $ 1,768          $ 5,764          $  13,187        $ 3,436
Alleghany/Chicago Trust Balanced Fund                 $ 9,899          $22,299          $ 129,505        $ 1,910
Alleghany/Montag & Caldwell Balanced Fund             $ 7,847          $15,035          $ 192,871        $ 5,334
Alleghany/Chicago Trust Bond Fund                     $ 6,663          $14,914          $ 103,761        $ 3,893
Alleghany/Chicago Trust Municipal Bond Fund           $   619          $ 1,613          $     647        $    93

Fund                                                    Marketing           Service Providers           Total

Alleghany/Montag & Caldwell Growth Fund                  $ 545,737               $36,471               $2,223,067
Alleghany/Chicago Trust Growth & Income Fund             $ 632,211               $63,994               $  987,262
Alleghany/Chicago Trust Talon Fund                       $  33,461               $   428               $   58,044
Alleghany/Chicago Trust Balanced Fund                    $ 309,224               $46,546               $  342,223
Alleghany/Montag & Caldwell Balanced Fund                $ 110,846               $10,290               $  519,384
Alleghany/Chicago Trust Bond Fund                        $ 129,141               $21,330               $  279,703
Alleghany/Chicago Trust Municipal Bond Fund              $   7,108               $     0               $   10,080


         Class N shares of Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Chicago Trust Veredus Aggressive Growth Fund commenced operations on November 10, 1998 and July 2, 1998, respectively, and therefore, do not have a full year of performance history.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Adviser or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. The Investment Adviser, in placing trades for a Fund, will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts, and options.

         The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Trust, Montag & Caldwell or Talon, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Adviser or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Adviser and Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser and Sub-Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

                                                          Brokerage             Brokerage            Brokerage
                                                         Commissions           Commissions          Commissions
                                                             FYE                   FYE                  FYE
Fund                                                   October 31, 1996     October 31, 1997      October 31, 1998
----                                                   ----------------     ----------------      ----------------

Alleghany/Montag & Caldwell Growth Fund                    $   204,066           $   537,610        $ 1,379,506
Alleghany/Chicago Trust Growth & Income Fund               $   122,722           $   130,947        $   243,509
Alleghany/Chicago Trust Talon Fund                         $    40,019           $   55,212*        $    69,511
Alleghany/Chicago Trust Balanced Fund                      $    66,370           $    58,087        $    86,435
Alleghany/Montag & Caldwell Balanced Fund                  $    17,700           $    34,393        $   102,195
Alleghany/Chicago Trust Bond Fund                            N/A                   N/A                  N/A
Alleghany/Chicago Trust Municipal Bond Fund                  N/A                   N/A                  N/A
Alleghany/Chicago Trust Money Market Fund                    N/A                   N/A                  N/A






* Of this amount, $1,300 paid to Talon Securities, Inc. ("TSI"), an affiliate of Talon, the Fund's Sub-Adviser. The amount paid to TSI represents: (a) 0.20% of the aggregate brokerage commissions received by TSI from all clients during the fiscal year ended October 31, 1997; and (b) 2.35% of the total commissions paid by Alleghany/Chicago Trust Talon Fund to all brokers through whom trades were placed during the Fund's fiscal year ended October 31, 1997.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Alleghany/Chicago Trust Talon Fund in which it is not expected to exceed 150%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

            The portfolio turnover rates for the Funds for their most recent fiscal periods may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus except for the Class I shares of Alleghany/Chicago Trust Growth & Income Fund and Alleghany/Chicago Trust Balanced Fund, which had not yet commenced operations. Alleghany/Chicago Trust Talon Fund experienced portfolio turnover rates of 112.72% and 78.33% for the fiscal years ended October 31, 1997 and October 31, 1998, respectively. The Fund is periodically repositioned in the market as it seeks capital preservation, value and competitive performance. Portfolio trades are executed in accordance with the Fund's investment objective, in the best judgment of management.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

              The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

              Bonds are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

              The securities held in the portfolio of Alleghany/Chicago Trust Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareowner's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

         Dividends paid by Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund with respect to Class I shares are calculated in the same manner and at the same time. Both Class N and Class I shares of the Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.

                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Code.

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent such Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareowners in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareowners of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareowners will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareowners as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareowners as 28% rate gains or 20% rate gains, without regard to how long a shareowner has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareowner with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however, that those shares have been held for at least 45 days.

         An investment in Alleghany/Chicago Trust Municipal Bond Fund is not intended to constitute a balanced investment program. Shares of this Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and IRAs since such plans and accounts are generally tax-exempt and, therefore, not only would the shareowner receive less income and not gain any benefit from the Fund's dividend being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed.

         In order for Alleghany/Chicago Trust Municipal Bond Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, the Fund will notify its shareowners of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year.

         The Funds will notify shareowners each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains, and the portion of its dividends which qualify for the 70% deduction.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax Advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax Advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareowners. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareowner reports or other communications to shareowners.

Total Return Calculations

              Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.
This calculation can be expressed as follows:
                                            1
Average Annual Total Return =       (ERV)   n    - 1
                                     ---
                                      P

Where:     ERV      =       ending  redeemable  value  at the  end of  the
                            period  covered  by  the  computation  of a
                           hypothetical $1,000 payment made at the beginning of
                            the period
           P        =       hypothetical initial payment of $1,000
           n        =       period covered by the computation, expressed in
                               terms of years
           T        =       average annual total return

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                      P

Where:      ERV      =       ending  redeemable  value  at the  end of  the
                              period  covered  by  the  computation  of a
                           hypothetical $1,000 payment made at the beginning o
                               the period
            P        =       hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareowners must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareowners should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds which quote such performance were as follows for the periods shown:

                                                                  One Year Ended          From Inception of Fund
Series                                                               10/31/98                through 10/31/98

Alleghany/Montag & Caldwell Growth Fund - Class N                     17.90%                      28.26%
Alleghany/Montag & Caldwell Growth Fund - Class I                     18.24%                      26.77%
Alleghany/Chicago Trust Growth & Income Fund                          25.43%                      21.72%
Alleghany/Chicago Trust Talon Fund                                   (10.54)%                     15.99%
Alleghany/Chicago Trust Balanced Fund                                 18.50%                      18.30%
Alleghany/Montag & Caldwell Balanced Fund                             14.46%                      20.68%
Alleghany/Chicago Trust Bond Fund                                      7.66%                       6.79%
Alleghany/Chicago Trust Municipal Bond Fund                            6.17%                       4.50%

   Return numbers are not available for Class N shares of Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund or Class I shares of Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund.

                  Yield and Tax-Equivalent Yield

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for Alleghany/Chicago Trust Money Market Fund over a seven-day period is called current yield. For Alleghany/Chicago Trust Bond Fund and Chicago Trust Municipal Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period, and annualizing the result.

         Alleghany/Chicago Trust Municipal Bond Fund also measures its performance by a tax-equivalent yield. This reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from this Fund. Tax-equivalent yield is calculated by dividing the municipal yield by the difference between 100% and an investor's marginal tax rate.

                  Yield of Alleghany/Chicago Trust Money Market Fund

         The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

              The yield and effective yield of Alleghany/Chicago Trust Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended October 31, 1998, Alleghany/Chicago Trust Money Market Fund had a yield of 4.89% and an effective yield of 5.01%.

     Yields of Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund

         The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

         YIELD = 2 [(a - b + 1) 6 - 1]
                      cd

Where:        a        =       dividends and interest earned during the period
              b        =       expenses accrued for the period (net of
                                   reimbursements)
              c        =       the average  daily  number of shares
                              outstanding  during the period that were
                              entitled to receive dividends
              d        =       maximum offering price per share on the last
                              day of the period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareowner accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the 30-day period ended October 31, 1998, Alleghany/Chicago Trust Bond Fund had a yield of 5.19%.

         For the 30-day period ended October 31, 1998, Alleghany/Chicago Trust Municipal Bond Fund had a yield of 3.95%.

Tax-Equivalent Yield

         The "tax-equivalent yield" of Alleghany/Chicago Trust Municipal Bond Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from Alleghany/Chicago Trust Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield - (1/.36 Tax Rate) = 5%/.64% = 7.81% Tax Equivalent Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 1998, Alleghany/Chicago Trust Municipal Bond Fund had a tax-equivalent yield of 4.11%, based on the tax-free yield of 2.63% shown above, and assuming a shareowner is at the 36% Federal income tax rate.

                                OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by the Funds of the Company, except for Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund. These Funds offers two classes of shares: Class N shares and Class I shares. Since these classes have different expenses, i.e., Class I shares do not pay a distribution plan fee, their performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that Class I shares of Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund have no rights with respect to that Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareowners have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling the Fund at (800) 992-8151.

         Class I shares of Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Balanced Fund may be purchased directly from the Funds at the net asset value next determined after receipt of the order in proper form. The minimum initial investment is $5 million for Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Balanced Fund and $1 million for Montag & Caldwell Balanced Fund; there is no minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions, and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareowners have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareowners, shares of each Fund will vote separately except when a vote of shareowners in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareowners of all such Funds shall be entitled to vote thereon.

Shareowner Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareowners of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareowners of the Funds. In addition, subject to certain conditions, shareowners of the Funds may apply to the Company to communicate with other shareowners to request a shareowners' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareowners of the Funds will not be personally liable for the obligations of any Fund; a shareowner is entitled to the same limitation of personal liability extended to shareowners of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareowner nevertheless held personally liable for Company or Fund obligations.

Expenses

         Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto) will be borne solely by shareowners of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Adviser or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

Custodian

              Bankers Trust Company ("Bankers Trust"), 16 Wall Street, New York, New York 10005 serves as Custodian of the Company's assets pursuant to a Custodian Agreement. Under such Agreement, Bankers Trust: (i) maintains a separate account or accounts in the name of each Fund; (ii) holds and transfers portfolio securities on account of each Fund; (iii) accepts receipts and makes disbursements of money on behalf of each Fund; (iv) collects and receives all income and other payments and distributions on account of each Fund's securities; and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Transfer Agent

         Investor   Services   Group,   4400   Computer   Drive,    Westborough,
Massachusetts 01581 serves as Transfer Agent for the Company.

Reports to Shareowners

         Shareowners will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding a Fund may be directed to the Investment Adviser or the Administrator at (800) 992-8151.

         KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois is the Company's independent public accountant and auditor.

                                   APPENDIX A

Debt Ratings

Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

"Aaa" -- These bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" -- These bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as highgrade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- These bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- These bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" -- These bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" -- These bonds are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's may modify a rating of "Aa", "A" or "Baa" by adding numerical modifiers 1, 2, 3 to show relative standing within these categories.

Standard & Poor's Corporation describes classifications of corporate and municipal debt as follows:

"AAA" -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA" -- These bonds also qualify as high-quality debt obligations. Their capacity to pay interest and repay principal is very strong, and differs from the "AAA" issues only in small degree.

"A" -- These bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" -- These bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

     "BB", "B", "CCC", "CC", or "C" -- These bonds are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.

     "CI" -- This rating is reserved for income bonds on which no interest is being paid.

     "D" -- Debt is in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

                              FINANCIAL STATEMENTS

                                       for

                     Alleghany/Montag & Caldwell Growth Fund

                  Alleghany/Chicago Trust Growth & Income Fund

                       Alleghany/Chicago Trust Talon Fund

                      Alleghany/Chicago Trust Balanced Fund

                    Alleghany/Montag & Caldwell Balanced Fund

                        Alleghany/Chicago Trust Bond Fund

                   Alleghany/Chicago Trust Municipal Bond Fund

                    Alleghany/Chicago Trust Money Market Fund

                                Fiscal Year Ended
                                                           October 31, 1998

                          ANNUAL REPORT TO SHAREOWNERS

                         OCTOBER 31, 1998 ANNUAL REPORT







                          MONTAG & CALDWELL GROWTH FUND

                       CHICAGO TRUST GROWTH & INCOME FUND

                            CHICAGO TRUST TALON FUND

                           CHICAGO TRUST BALANCED FUND

                         MONTAG & CALDWELL BALANCED FUND

                             CHICAGO TRUST BOND FUND

                        CHICAGO TRUST MUNICIPAL BOND FUND

                         CHICAGO TRUST MONEY MARKET FUND













                            [LOGO] ALLEGHANY FUNDS

                                TABLE OF CONTENTS





         1       Letter from the Chairman

         2       Summary Information

                 Management Discussion & Analysis:

         4             Montag & Caldwell Growth Fund

         5             Chicago Trust Growth & Income Fund

         6             Chicago Trust Talon Fund

         7             Chicago Trust Balanced Fund

         8             Montag & Caldwell Balanced Fund

         9             Chicago Trust Bond Fund

        10             Chicago Trust Municipal Bond Fund

        11             Chicago Trust Money Market Fund

                 Schedule of Investments:

        12             Montag & Caldwell Growth Fund

        13             Chicago Trust Growth & Income Fund

        15             Chicago Trust Talon Fund

        16             Chicago Trust Balanced Fund

        20             Montag & Caldwell Balanced Fund

        23             Chicago Trust Bond Fund

        26             Chicago Trust Municipal Bond Fund

        29             Chicago Trust Money Market Fund

        32       Statement of Assets and Liabilities

        34       Statement of Operations

        36       Statement of Changes in Net Assets

        40       Financial Highlights

        49       Notes to Financial Statements

        55       Independent Auditors' Report




                        [LOGO] ALLEGHANY FUNDS

Dear Shareowner,



We began our odyssey to build a top quality mutual fund group in November 1993.

As we approach our fifth anniversary, we are pleased with the progress we have made and are excited with new developments in the Alleghany Fund family.



Our two flagship funds, the Chicago Trust Growth & Income Fund and the Montag &

Caldwell Growth Fund, continue to deliver outstanding investment performance.

Both rank in the top 5 percent of funds in their respective Lipper investment categories for the three-year period ended October 31, 1998 (see table below).

Our two balanced funds, the Montag & Caldwell Balanced Fund and Chicago Trust

Balanced Fund, also rank in the top quartile among their peers. Among 278 balanced funds monitored by Lipper Analytical Services, the Montag & Caldwell

Fund ranks 9th, and the Chicago Trust Fund 22nd, for the three years ended

October 31, 1998. We have also achieved solid results with Chicago Trust Bond

Fund, Talon Fund and Money Market Fund. All rank in the top third among their peers in their respective Lipper peer groups for the three years ended October

31, 1998.



We are pleased to announce a new fund, the Alleghany/Chicago Trust SmallCap

Value Fund. The Fund seeks long-term total return by using a risk-averse,

disciplined strategy of investing in smaller companies. It is managed by

Patricia Falkowski, a nationally known institutional specialist in small-cap management and research. Prior to joining Chicago Trust, she managed UAM FMA's

Small Company Fund, an outstanding performer and a "Money 100" Fund. Subject to regulatory and shareowner approval, we will soon add a small cap growth fund and two international funds.



Thank you for your support of Alleghany Funds. We will continue to do all that we can to meet--and exceed--your long-term expectations.





                    TOTAL RETURN FOR 3 YEARS ENDED 10/31/98  TOTAL RETURN FOR 1 YEAR ENDED 10/31/98   AVERAGE ANNUAL TOTAL RETURN

                      RANK AMONG SIMILAR FUNDS (LIPPER)       RANK AMONG SIMILAR FUNDS (LIPPER)      SINCE INCEPTION AS OF 10/31/98

                           FOR SAME TIME PERIOD*                       FOR SAME TIME PERIOD*               (INCEPTION DATE)

                    ---------------------------------------  --------------------------------------   ------------------------------


M&C GROWTH - N CLASS                 104.96%                             17.90%                                   28.26%

                                  22 out of 577                      227 out of 944                             (11/02/94)

                                  Growth Funds                         GrowthFunds



CT GROWTH & INCOME                   99.35%                              25.43%                                   21.72%

                                 18 out of 456                        8 out of 725                              (12/13/93)

                              Growth & Income Funds               Growth & Income Funds



CT TALON                             51.06%                              -10.54%                                  15.99%

                                  58 out of 180                      251 out of 302                             (09/19/94)

                                  Mid-Cap Funds                       Mid-Cap Funds



CT BALANCED                          66.82%                              18.50%                                   18.30%

                                  22 out of 278                       9 out of 395                              (09/21/95)

                                 Balanced Funds                      Balanced Funds



M&C BALANCED                         71.20%                              14.46%                                   20.68%

                                  9 out of 278                        52 out of 395                             (11/02/94)

                                 Balanced Funds                      Balanced Funds



CT BOND                              23.93%                               7.66%                                    6.79%

                                  43 out of 158                      142 out of 218                             (12/13/93)

                          Intermediate Investment Grade      Intermediate Investment Grade

                                   Debt Funds                          Debt Funds



CT MONEY MARKET                      16.37%                               5.25%                                    4.98%

                                  48 out of 265                      55 out of 310                             (12/14/93)

                               Money Market Funds                 Money Market Funds






Sincerely,



/s/ Stuart D. Bilton



Stuart D. Bilton

Chairman



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF

FUTURE PERFORMANCE.



*    Lipper Analytical Services, Inc. (Lipper) is the source of the rankings,

     which are based on total return fund performance for the one year ended

     October 31, 1998, and the three years ended October 31, 1998, for funds of similar investment objectives. The Lipper rankings listed include all classes of multiple-class funds. Certain expenses for all of the ranked

     Alleghany Funds were subsidized (by the Chicago Trust Company and Montag &

     Caldwell, Inc.) during the ranking period for the one year ended October

     31, 1998, and the three years ended October 31, 1998.



The Alleghany Funds are no-load mutual funds distributed by First Data

Distributors, Inc., Westborough, MA 01581. This is not an offer to sell or a solicitation of an offer to buy shares of any of the Funds described. Investment return and pricipal of value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This information must be accompanied or preceded by a prospectus.

ALLEGHANY FUNDS

PERFOMANCE FOR THE FISCAL YEAR ENDED  OCTOBER 31, 1998

-------------------------------------------------------------------------------





                                 MONTAG & CALDWELL GROWTH FUND

                          CLASS N (RETAIL)        CLASS I (INSTITUTIONAL)           CHICAGO TRUST GROWTH & INCOME FUND


Total Returns:

1 Year                           17.90%                    18.24%                                 25.43%





Three Year

Average Annual                   27.02%                      N/A                                  25.86%





Average Annual

Since Inception                  28.26%                    26.77%                                 21.72%



Value of $10,000                 $27,027                   $17,409                                $26,090

from Inception

Date                             11/2/94                   6/28/96                               12/13/93








TOP TEN HOLDINGS         as of October 31, 1998




Company and

  % of Total Net

      Assets

                         Johnson & Johnson                          4.68%  Sysco Corp.                                  3.87%

                         McDonald's Corp.                           4.60%  General Electric Co.                         3.59%

                         Bristol-Myers Squibb Co.                   4.44%  EMC Corp.                                    3.56%

                         Pfizer, Inc.                               4.43%  Walgreen Co.                                 3.51%

                         Gillette Co.                               4.38%  Federal Home Loan Mortgage Corp.             3.39%

                         Procter & Gamble Co.                       4.33%  Paychex, Inc.                                3.30%

                         Coca-Cola Co.                              3.88%  Merck & Co., Inc.                            2.97%

                         Eli Lilly & Co.                            3.51%  Schwab (Charles) Corp.                       2.95%

                         Medtronic, Inc.                            3.41%  Cardinal Health, Inc.                        2.93%

                         Intel Corp.                                3.38%  American International Group, Inc.           2.92%






                                     CHICAGO TRUST TALON FUND                           CHICAGO TRUST BALANCED FUND


Total Returns:

1 Year                                       (10.54)%                                            18.50%





Three Year

Average Annual                                14.74%                                             18.60%





Average Annual

Since Inception                               15.99%                                             18.30%



Value of $10,000                              $18,413                                            $16,862

from Inception

Date                                          9/19/94                                            9/21/95








TOP TEN HOLDINGS         as of October 31, 1998


Company and

  % of Total Net

      Assets

                         Starbucks Corp.                            6.39%  Federal Home Loan Mortgage Corp.             2.36%

                         R.R. Donnelley & Sons Co.                  6.07%  Walgreen Co.                                 2.22%

                         Cerner Corp.                               5.61%  General Electric Co.                         2.19%

                         Corning Inc.                               5.59%  Cintas Corp.                                 2.07%

                         Compaq Computer Corp.                      5.57%  EMC Corp.                                    2.05%

                         St. Paul Bancorp, Inc.                     5.26%  American International Group, Inc.           2.04%

                         Mylan Laboratories Inc.                    5.15%  Paychex, Inc.                                2.04%

                         Teva Pharmaceutical Industries Ltd.        4.34%  Pfizer, Inc.                                 1.96%

                         U. S. Treasury Bill, 4.196%, 04/15/99      4.32%  Sysco Corp.                                  1.96%

                         Helmerich & Payne, Inc.                    4.09%  Illinois Tool Works, Inc.                    1.90%


ALLEGHANY FUNDS

PERFOMANCE FOR THE FISCAL YEAR ENDED  OCTOBER 31, 1998

-------------------------------------------------------------------------------





                                  MONTAG & CALDWELL BALANCED FUND                         CHICAGO TRUST BOND FUND


Total Returns:

1 Year                                       14.46%                                                  7.66%





Three Year

Average Annual                               19.63%                                                  7.41%





Average Annual

Since Inception                              20.68%                                                  6.79%



Value of $10,000                             $21,185                                                $13,778

from Inception

Date                                         11/2/94                                               12/13/93








TOP TEN HOLDINGS         as of October 31, 1998


Company and

  % of Total Net

      Assets

                         Johnson & Johnson                        3.18%     U.S. Treasury Note, 7.250%, 05/15/04         3.89%

                         Pfizer, Inc.                             3.12%     U.S. Treasury Bond, 6.250%, 08/15/23         3.84%

                         Procter & Gamble Co.                     3.09%     U.S. Treasury Note, 5.750%, 08/15/03         3.63%

                         McDonald's Corp.                         2.96%     U.S. Treasury Note, 6.375%, 08/15/02         3.33%

                         Gillette Co.                             2.84%     U.S. Treasury Note, 7.125%, 02/29/00         2.26%

                         Bristol Myers Squibb Co.                 2.62%     U.S. Treasury Note, 5.500%, 02/28/99         2.19%

                         Coca-Cola Co.                            2.49%     U.S. Treasury Note, 6.125%, 08/15/07         2.06%

                         U.S. Treasury Note, 6.500%, 10/15/06     2.48%     U.S. Treasury Bond, 7.125%, 02/15/23         1.92%

                         General Electric Co.                     2.32%     DR Investment Corp., 7.450%, 05/15/07        1.72%

                         Intel Corp.                              2.32%     U.S. Treasury Note, 7.875%, 08/15/01         1.70%






                                                       CHICAGO TRUST MUNICIPAL BOND FUND

Total Returns:


1 Year                                                                 6.17%



Three Year

Average Annual                                                         4.96%



Average Annual

Since Inception                                                        4.50%



Value of $10,000                                                      $12,393

from Inception

Date                                                                 12/13/93








TOP TEN HOLDINGS         as of October 31, 1998


Company and

  % of Total Net

      Assets

                         King County, Washington, Series A,                      State of New Jersey Transportation Trust Fund

                           G.O., 5.800%, 01/01/04                    3.92%         Revenue, Series A, Escrowed to Maturity,

                         Salt River Project Electric System                        5.200%, 12/15/00                            2.75%

                           Revenue, AZ, Refunding, Series A                      Tulsa, Oklahoma Metropolitan Utility

                           5.500%, 01/01/05                          3.70%         Authority Revenue, 5.500%, 07/01/00         2.74%

                         Texas State Water Development Board,                    Tooele County, Utah Hazardous Waste

                           G.O., Escrowed to Maturity,                             Treatment Revenue, 5.700%, 11/01/26         2.64%

                           5.000%, 08/01/99                          3.46%        Intermountain Power Agency, Utah, Power

                         Commonwealth of Puerto Rico, Series A,                    Supply Revenue, 6.250%, 07/01/07            2.62%

                           G.O., 6.500%, 07/01/03                    3.39%       Clarkston Community Schools, Michigan,

                         Clark County, Nevada, School District,                    5.000%, 05/01/06                            2.41%

                           G.O., 6.400%, 06/15/06                    3.00%




ALLEGHANY FUNDS

MONTAG & CALDWELL GROWTH FUND

MANAGEMENT DISCUSSION & ANALYSIS                                OCTOBER 31, 1998

--------------------------------------------------------------------------------



After a sharp correction during the third calendar quarter of 1998, we believe the stock market has formed a meaningful bottom and that the outlook is favorable. From a technical standpoint, the stock market at its recent lows became very oversold and investor sentiment turned cautious, which are among the ingredients needed to form a bottom. Also, corporate insider activity has shown a significant pick-up in buying and a fall-off in selling by corporate officers and directors, suggesting that they view their companies' stocks as attractively priced.



In the meantime, the fundamental outlook remains encouraging. The economy is growing at a moderate rate, which should support corporate profits. The inflation outlook is good, and interest rates are coming down. Importantly, the

Federal Reserve has already moved in a preemptive manner to support economic growth by lowering interest rates while economic fundamentals are still strong.

Inflation, as measured by an annual increase in the CPI of 1.5%, is at a 32 year low and the unemployment rate of 4.6% remains near a 28 year low. In fact, with such strong fundamentals plus a federal budget surplus of nearly $70 billion,

the Federal Reserve is in an excellent position to implement monetary policies to sustain economic growth. Last but not least, the combination of the decline in bond yields and stock prices has made equity valuations increasingly attractive.





                      PORTFOLIO ALLOCATION BY MARKET SECTOR



[GRAPHIC]







Health Care Services                    9%

Retail                                  8%

Finance                                 6%

Other Common Stocks                    17%

Cash and Other                          3%

Restaurants                             6%

Food and Beverage                       4%

Technology                             19%

Consumer Non-Durables                  17%

Pharmaceuticals                        11%




In terms of stock selection, we continue to favor pharmaceutical and medical supply stocks, selected technology holdings, certain consumer cyclical growth issues and high quality consumer non-durable global growth stocks. Going forward, we believe that as our economy slows, international economies will either be stabilizing or improving, and that weak foreign currencies will gain support against the dollar--a trend that has already begun among several countries' currencies. With the shares of global consumer companies very attractively priced and discounting the current global weakness, we believe their stocks present a good opportunity to participate in the favorable long-term growth that the markets in these faster growing areas of the world may offer. Also, after this period of adjustment to rapidly changing economic conditions, the defensive nature of these companies' non-durable consumer product lines should become increasingly attractive to investors as the world economy moves ahead at a more gradual pace.



             GROWTH OF $10,000 INVESTED IN MONTAG & CALDWELL GROWTH

              FUND, S&P 500 INDEX AND THE LIPPER GROWTH FUND INDEX

                             SINCE FUND'S INCEPTION



[GRAPHIC]







Values/Yrs         S&P 500 Index       Lipper Growth Fund Index      M&G Growth

----------         -------------       ------------------------      ----------


11/94                      10000                          10000           10000

1/95                       10032                           9739           10005

4/95                       11046                          10699           10999

7/95                       12142                          12075           12630

10/95                      12641                          12398           13187

1/96                       13907                          13183           14178

4/96                       14380                          13789           15065

7/96                       14152                          13145           14874

10/96                      15685                          14498           17131

1/97                       17568                          15915           19367

4/97                       17992                          15733           19245

7/97                       21527                          18897           23571

10/97                      20720                          18617           22925

1/98                       22295                          19496           24252

4/98                       25381                          21995           27690

7/98                       25680                          22142           28200

10/98                      25277                          21199           27027




[GRAPHIC]







Values/Yrs         S&P 500 Index       Lipper Growth Fund Index      M&G Growth

----------         -------------       ------------------------      ----------


6/96                       10000                          10000           10000

10/96                      10593                          10433           10967

1/97                       11865                          11453           12087

4/97                       12152                          11322           12341

7/97                       14539                          13598           15125

10/97                      13994                          13397           14724

1/98                       15058                          14029           15593

4/98                       17142                          15828           17814

7/98                       17344                          15934           18147

10/98                      17072                          15255           17409




THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN CLASS N SHARES AND CLASS I

SHARES OF THE FUND ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT

MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE

REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING

EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED FINANCIAL INFORMATION

SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT

INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT

INVEST IN THEM.

ALLEGHANY FUNDS

CHICAGO TRUST GROWTH & INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS                                OCTOBER 31, 1998

--------------------------------------------------------------------------------



Since the semi-annual review six months ago, the Chicago Trust Growth & Income

Fund's total return was a positive 2.2% compared to declines in both the

Standard & Poor's 500 Index (S&P 500) at negative 0.4% and the Lipper Growth &

Income Fund Index, at negative 6.4%. For the fiscal year ended October 31, 1998,

the Fund returned a strong 25.4%. This compares favorably to both the S&P 500 return of 21.9% and the Lipper Growth & Income Fund Index return of 9.5%. The

Fund ranked eighth out of 725 Lipper growth & income funds for the twelve months ended October 31, 1998, based on total return. On a three-year basis, the Fund's

25.9% annualized rate of return matched that of the S&P 500 return of 26.0% and was ahead of the Lipper Growth & Income Fund Index return of 19.4%. The Fund ranked 18th out of 456 Lipper growth & income funds for this three year time period based on total return. Please see the Dear Shareowner letter on page 1 for further details on the Lipper rankings.



The year ended October 31, 1998 marked the fourth full fiscal year of operations for the Fund and was the fourth consecutive year the Fund returned 25% or more to our shareholders. While the market has, somewhat surprisingly, continued to show very strong overall returns, the volatility of these returns has been steadily increasing. This past fiscal year the market experienced wider swings in returns than during most of this decade. The market has recovered since its downturn in July and August; issues plaguing the market such as international economic and political instability, domestic political uncertainty and the slowing down of our own economy are expected to temper further exuberance.



                      PORTFOLIO ALLOCATION BY MARKET SECTOR



[GRAPHIC]







Retail                                  5%

Finance                                18%

Electrical                              4%

Food and Beverage                       4%

Other Common Stocks                    18%

Cash and Other Net Assets               6%

Consumer Durables                       7%

Consumer Non-Durables                  11%

Health Care Services                   11%

Technology                             16%




The Fund has experienced wide swings in returns as the market's volatility has increased; yet our careful stock selection process continues to reward with solid returns. Additionally, individual issue volatility offers opportunities to add to current positions or initiate new positions. Our disciplined process emphasizes consistency of earnings growth, which we believe is an important characteristic, especially in a choppy market. We believe the markets will continue to be volatile, and we expect to continue our emphasis on high quality stocks with strong fundamentals.





              GROWTH OF $10,000 INVESTED IN CHICAGO TRUST GROWTH &

               INCOME FUND, S&P 500 INDEX AND THE LIPPER GROWTH &

                    INCOME FUND INDEX SINCE FUND'S INCEPTION



[GRAPHIC]







                                       Lipper Growth and

Values/Yrs         S&P 500 Index       Income Fund Index      CT Growth and Income

----------         -------------       -----------------      --------------------


12/93                      10000                   10000                     10000

4/94                        9745                    9807                      9797

7/94                        9979                    9993                      9945

10/94                      10360                   10241                     10173

1/95                       10394                   10115                     10365

4/95                       11444                   11036                     11231

7/95                       12580                   12011                     12327

10/95                      13096                   12318                     13088

1/96                       14408                   13448                     14350

4/96                       14898                   14021                     14983

7/96                       14663                   13587                     14933

10/96                      16250                   14953                     16619

1/97                       18201                   16463                     18002

4/97                       18641                   16616                     18258

7/97                       22303                   19584                     21812

10/97                      21466                   19144                     20801

1/98                       23097                   20048                     22280

4/98                       26293                   22412                     25536

7/98                       26603                   21786                     26022

10/98                      26185                   20969                     26090




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE

TO A $10,000 INVESTMENT MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND

CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S

PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED

FINANCIAL INFORMATION SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED

AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY FUNDS

CHICAGO TRUST TALON FUND

MANAGEMENT DISCUSSION & ANALYSIS                               OCTOBER 31, 1998

-------------------------------------------------------------------------------



For the twelve months ended October 31, 1998, the Chicago Trust Talon Fund had a negative total return of 10.54% versus the Standard & Poor's (S&P) 400

Mid-Cap Index which returned a positive 6.68%.



With the exception of large capitalization growth stocks, stocks have been in a bear market for over a year. The market decline during the third quarter brought to the forefront the realization that unbridled speculation can bring the risk of significant economic loss. Sensibility in lending standards by institutions and the sobering of unrealistic consumer expectations is constructive. The unwinding of excessive leverage should cause inevitable pain, yet it also brings discipline into the marketplace and rewards those who have the liquidity to opportunistically profit from current market conditions. As leverage unwound,

there was a risk that financial institutions that had been underpricing credit would go to the opposite extreme. In fact, as they realized the magnitude of their losses, banks and brokerage firms pulled back on their lending and for all but the highest quality companies, credit became virtually unavailable. The

Federal Reserve responded admirably by providing liquidity in a measured way.





                      PORTFOLIO ALLOCATION BY MARKET SECTOR



[GRAPHIC]







Other Common Stocks                        17%

Preferred Stocks                            2%

U.S. Government and Agency Obligations      7%

Printing                                    6%

Restaurants                                 6%

Consumer Durables                           6%

Cash and Other                              3%

Finance                                    15%

Pharmaceuticals                            13%

Health Care Services                        9%

Technology                                 16%




The market decline enabled us to both utilize our cash reserves by adding to companies already in the portfolio, like Starbucks, and to reposition the portfolio into more dominant companies with outstanding franchises at attractive price levels. We added Corning Inc., MCI WorldCom Inc., Liberty Media Group,

Thomas & Betts Corp. and Tenet Healthcare Corp. We also added Loral Space

Communications Ltd.("Loral") whose stock price was depressed due to general market pressures as well as the loss of satellites in a launch explosion at

Globalstar Telecommunications Ltd., which is 42% owned by Loral.



During the year, the Fund's performance was particularly hurt by a few small company investments, notably Robotic Vision Systems, Inc., North American

Vaccine, Inc., Capital Trust, Danielson Holding Corp. and St. Paul Bancorp, Inc.

We believe that as a class, the small-cap sector is significantly undervalued and should enhance the performance of the Fund in fiscal 1999.





           GROWTH OF $10,000 INVESTED IN CHICAGO TRUST TALON FUND AND

                THE S&P 400 MID-CAP INDEX SINCE FUND'S INCEPTION



[GRAPHIC]







Values/Yrs         S&P 400 Mid-Cap Index          Chicago Trust Talon Fund

----------         ---------------------          ------------------------


9/94                                1000                             10000

10/94                               9921                             10250

1/95                                9660                             10151

4/98                               10551                             10766

7/95                               11829                             12173

10/95                              12025                             12189

1/96                               12701                             12762

4/96                               13695                             14580

7/96                               12747                             13530

10/96                              14111                             15420

1/97                               15482                             18020

4/97                               15082                             16935

7/97                               18531                             20074

10/97                              18721                             20582

1/98                               19359                             20055

4/98                               22307                             21320

7/98                               20605                             19231

10/98                              19974                             18413




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE

TO A $10,000 INVESTMENT MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND

CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S

PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED

FINANCIAL INFORMATION SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED

AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY FUNDS

CHICAGO TRUST BALANCED FUND

MANAGEMENT DISCUSSION & ANALYSIS                               OCTOBER 31, 1998

--------------------------------------------------------------------------------



The Chicago Trust Balanced Fund had a total return of 18.5% for the fiscal year ended October 31, 1998. This return compares very favorably with the Lipper

Balanced Fund Index return of 10.8% for the period, and ranks this Fund 9th in the universe of 395 Lipper balanced funds based on total return. For the three-year period ended October 31, 1998, the Fund ranks 22nd out of 278 Lipper balanced funds with an annualized return of 18.6%, versus 15.0% for the Lipper

Balanced Fund Index. Please see the Dear Shareowner letter on page 1 for further details on the Lipper rankings.



The strong performance of this Fund can be attributed to the long-term focus of our security selection process, coupled with significant appreciation in both the stock and bond markets over the last several years. For the Fund's equity portion, our lower risk approach to investing in growth stocks with superior earnings consistency and strong fundamental characteristics has been especially rewarding in the more turbulent stock market environment experienced in 1998.

The fixed income segment has added stability to the portfolio, and thorough credit analysis has added value in the corporate and mortgage areas of the market without taking significant interest rate risks. The recent flight to quality (or flight to liquidity) has widened the interest rate spreads between

U.S. Government bonds and other fixed income securities, offering good opportunities to add to attractive corporate and mortgage bonds that should help to provide superior returns in the long term.





                      PORTFOLIO ALLOCATION BY MARKET SECTOR



[GRAPHIC]







Government Trust Certificates                1%

Corporate Notes and Bonds                   14%

Asset-Backed Securities                      3%

U.S. Government and Agency Obligations      18%

Cash and Other Net Assets                    4%

Yankee Bonds                                 3%

Common Stocks                               57%




This Fund is appropriate for investors who want equity participation, but with less risk exposure. The three year results show it has produced returns similar to the Lipper Growth & Income Fund Index while experiencing significantly less volatility than the average equity fund. While the long term outlook for financial assets remains bright, the Fund should continue to offer an attractive alternative to those concerned about the current problems confronting the global economic landscape.





                   GROWTH OF $10,000 INVESTED IN CHICAGO TRUST

                  BALANCED FUND, LEHMAN BROTHERS AGGREGATE BOND

                   INDEX/S&P 500 INDEX AND THE LIPPER BALANCED

                        FUND INDEX SINCE FUND'S INCEPTION



[GRAPHIC]







Values/Yrs         Lehman/S&P 500 Index     Lipper Balanced Fund Index         CT Balanced

----------         --------------------     --------------------------         -----------


9/95                              10000                          10000               10000

10/95                             10039                           9975               10108

1/96                              10752                          10635               10796

4/96                              10817                          10751               10893

7/96                              10783                          10616               10926

10/96                             11625                          11420               11847

1/97                              12493                          12187               12612

4/97                              12708                          12213               12720

7/97                              14481                          13874               14438

10/97                             14237                          13715               14229

1/98                              15319                          14272               15029

4/98                              17439                          15399               16362

7/98                              17645                          15342               16725

10/98                             17368                          15511               16862




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE

TO A $10,000 INVESTMENT MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND

CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S

PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED

FINANCIAL INFORMATION SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED

AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY FUNDS

MONTAG & CALDWELL BALANCED FUND

MANAGEMENT DISCUSSION & ANALYSIS                                OCTOBER 31, 1998

--------------------------------------------------------------------------------





After a sharp correction during the third calendar quarter of 1998, we believe the stock market has formed a meaningful bottom and that the outlook is favorable. From a technical standpoint, the stock market at its recent lows became very oversold and investor sentiment turned cautious, which are among the ingredients needed to form a bottom. Also, corporate insider activity has shown a significant pick-up in buying and a fall-off in selling by corporate officers and directors, suggesting that they view their companies' stocks as attractively priced.



In the meantime, the fundamental outlook remains encouraging. The economy is growing at a moderate rate, which should support corporate profits.

The inflation outlook is good, and interest rates are coming down. Importantly,

the Federal Reserve has already moved in a preemptive manner to support economic growth by lowering interest rates while economic fundamentals are still strong.

Inflation, as measured by an annual increase in the CPI of 1.5%, is at a 32 year low and the unemployment rate of 4.6% remains near a 28 year low. In fact, with such strong fundamentals plus a federal budget surplus of nearly $70 billion,

the Federal Reserve is in an excellent position to implement monetary policies to sustain economic growth. Last but not least, the combination of the decline in bond yields and stock prices has made equity valuations increasingly attractive.



                      PORTFOLIO ALLOCATION BY MARKET SECTOR



[GRAPHIC]







U.S. Government and Agency Obligations      23%

Corporate Notes and Bonds                    9%

Asset-Backed Securities                      1%

Cash and Other Net Assets                    2%

Common Stock                                65%




In terms of stock selection, we continue to favor pharmaceutical and medical supply stocks, selected technology holdings, certain consumer cyclical growth issues and high quality consumer non-durable global growth stocks. With the shares of global consumer companies very attractively priced and discounting the current global weakness, we believe their stocks present a good opportunity to participate in the favorable long-term growth that markets in these faster growing areas of the world may offer. Also, after this period of adjustment to rapidly changing economic conditions, the defensive nature of these companies'

non-durable consumer product lines should become increasingly attractive to investors as the world economy moves ahead at a more gradual pace.



We expect near-term volatility in interest rates and continue to maintain the duration of the Fund's bond holdings close to its targeted benchmark. Longer term, we believe interest rates may decline further, as the international financial market turmoil leads to slower domestic growth and continued low inflation.





            GROWTH OF $10,000 INVESTED IN MONTAG & CALDWELL BALANCED

               FUND, LEHMAN BROTHERS AGGREGATE BOND INDEX/S&P 500

                    INDEX AND THE LIPPER BALANCED FUND INDEX

                             SINCE FUND'S INCEPTION



[GRAPHIC]







Values/Yrs         Lehman/S&P 500 Index     Lipper Balanced Fund Index    M&G Balanced

----------         --------------------     --------------------------    ------------


11/94                             10000                          10000           10000

1/95                              10128                           9983           10079

4/95                              10891                          10652           10817

7/95                              11706                          11424           11944

10/95                             12539                          11759           12375

1/96                              13040                          12537           13172

4/96                              13141                          12674           13446

7/96                              13090                          12515           13410

10/96                             14881                          13462           14895

1/97                              15230                          14343           16162

4/97                              15498                          14397           16071

7/97                              17717                          16355           18635

10/97                             17894                          16168           18509

1/98                              19254                          16824           19427

4/98                              21919                          18153           20979

7/98                              22178                          18086           21364

10/98                             21830                          17887           21185




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE

TO A $10,000 INVESTMENT MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND

CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S

PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED

FINANCIAL INFORMATION SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED

AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY FUNDS

CHICAGO TRUST BOND FUND

MANAGEMENT DISCUSSION & ANALYSIS                                OCTOBER 31, 1998

--------------------------------------------------------------------------------





The last twelve months can best be described as a time when investors were rewarded for hoarding liquidity and avoiding credit risk. U.S. Government securities generated the highest returns in the fixed income market (see chart).

As we move toward a global economy, U.S. investors are experiencing the close ties between domestic and international financial market activity known as financial contagion. Contagion occurs when problems in one country with weak economic fundamentals spark severe effects on asset prices in other markets with much stronger fundamentals. A recent chain of economic events originated from an economic recession in Japan and developed into a global economic slowdown. The contagion first spread throughout Southeast Asia and then led to the economic collapse of Russia, finally infecting the U.S. financial markets in the third quarter. As the flight to quality gained momentum, yields on U.S. Treasury securities in the third quarter declined to their lowest levels in over 30 years. However, by October some fixed income investors began to recognize value in other sectors, enticed by the largest incremental returns offered in corporate, mortgage and asset-backed securities since 1990.



                      PORTFOLIO ALLOCATION BY MARKET SECTOR





       U.S. Government and Agency Obligations     51%

       Corporate Notes and Bonds                  28%

       Cash and Other Net Assets                   8%

       Yankee Bonds                                7%

       Asset-Backed Securities                     6%




                 LEHMAN BROTHERS INDEX RETURNS

                      10/31/97 - 10/31/98



[CHART]





       U.S. Government                         11.28%

       Corporate                                7.99%

       High Yield                              -0.50%

       Mortgage-Backed                          7.30%

       Asset-Backed                             7.35%

       Emerging Markets                       -11.81%




For the year ended October 31, 1998, the Chicago Trust Bond Fund had a total return of 7.66% compared to a 7.92% return on the Lipper Intermediate Investment

Grade Index. The portfolio has emphasized corporate, mortgage-backed and asset-backed securities while under-weighting U.S. Government Obligations. Our specialization in these sectors allows us to structure a portfolio of core holdings that we believe represents our best and most developed ideas. Our use of dynamic quantitative modeling helps us focus on the behavioral characteristics of these securities that should provide the expected total returns that we have calculated for these securities as well as meet the Fund's investment objectives. We remain committed to our disciplined bottom up investment approach. We believe investors who focus on a long-term investment horizon will be rewarded with consistent and attractive investment results.





GROWTH OF $10,000 INVESTED IN CHICAGO TRUST BOND FUND, LEHMAN BROTHERS AGGREGATE

BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT INDEX SINCE FUND'S

INCEPTION



[GRAPH]







Values/Yrs       LBAI       Lipper Intermed       CT Bond

----------      -----       ---------------       -------


12/93           10000                 10000         10000

4/94             9507                  9524          9682

7/94             9674                  9640          9768

10/94            9535                  9537          9677

1/95             9769                  9720          9894

4/95            10203                 10121         10307

7/95            10651                 10520         10735

10/95           11026                 10885         11117

1/96            11424                 11267         11507

4/96            11085                 10930         11169

7/96            11241                 11070         11331

10/96           11671                 11465         11758

1/97            11797                 11589         11926

4/97            11870                 11641         11972

7/97            12451                 12191         12555

10/97           12709                 12388         12797

1/98            13061                 12695         13144

4/98            13164                 12771         13211

7/98            13430                 13015         13455

10/98           13895                 13378         13778




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE

TO A $10,000 INVESTMENT MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND

CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S

PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED

FINANCIAL INFORMATION SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED

AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY FUNDS

CHICAGO TRUST MUNICIPAL BOND FUND

MANAGEMENT DISCUSSION & ANALYSIS                                OCTOBER 31, 1998

--------------------------------------------------------------------------------





During the Chicago Trust Municipal Bond Fund's past fiscal year, municipal bonds have underperformed their taxable counterparts. A great deal of the municipal underperformance is directly attributable to the tremendous outperformance of the U.S. Treasury market. Increasing concern over the economic weakness in

Russia and Asia, and equity market weakness in the third calendar quarter, have prompted a flight to quality. Investors eagerly purchased U.S. Treasuries,

pushing the 30-year Treasury Bond trading yields below 5% and other yields down to unprecedented levels.



At October 31, 1998, municipal bonds provided 78% to 96% of Treasury yields from

1- to 30-year maturities - historically high ratios. We took advantage of this relative cheapness of municipals, especially in the 10- to 20-year maturity range, by selling shorter maturities and purchasing longer bonds. The average maturity of the Fund was lengthened to 8.4 years from 5.6 years during the fiscal year. We also added more revenue bonds to the portfolio, reducing our weightings in insured and government guaranteed escrowed bonds. Longer term, we expect these changes to benefit the Fund's total return. Year-to-date, the

Fund's performance matched the 4.81% total return average of 148 intermediate municipal bond funds, according to Lipper Analytical Services, Inc.





                     PORTFOLIO ALLOCATION BY QUALITY RATING



[CHART]







     Aaa             50%

     Aa              37%

     A                5%

     Baa              5%

     Not Rated        3%




GROWTH OF $10,000 INVESTED IN CHICAGO TRUST MUNICIPAL BOND FUND AND THE LEHMAN

BROTHERS FIVE-YEAR GOVERNMENT OBLIGATIONS INDEX SINCE FUND'S INCEPTION



[GRAPH]





                 Lehman 5 Year

Values/Yrs       Government Obligations Index       CT Muni Bond

----------       ----------------------------       ------------


12/93                                   10000              10000

1/94                                    10094              10106

4/94                                     9782               9803

7/94                                     9921               9922

10/94                                    9838               9808

1/95                                     9956               9958

4/95                                    10288              10218

7/95                                    10669              10518

10/95                                   10855              10719

1/96                                    11138              10969

4/96                                    11025              10811

7/96                                    11156              10935

10/96                                   11368              11103

1/97                                    11540              11230

4/97                                    11548              11201

7/97                                    11990              11600

10/97                                   12107              11673

1/98                                    12362              11900

4/98                                    12339              11871

7/98                                    12570              12089

10/98                                   12897              12393




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE

TO A $10,000 INVESTMENT MADE IN THE INDICES ON THAT DATE. ALL DIVIDENDS AND

CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S

PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE CONDENSED

FINANCIAL INFORMATION SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED

AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY FUNDS

CHICAGO TRUST MONEY MARKET FUND

MANAGEMENT DISCUSSION & ANALYSIS                               OCTOBER 31, 1998

--------------------------------------------------------------------------------





Recently, financial market participants have been refocused on the Federal

Reserve (the"Fed"). "Fed watching" has become popular again now that the Fed has lowered the rate three times within the span of seven weeks. Each time the Fed reduced rates 25 basis points (0.25%), and at October 31, the rate was at 4.75%.

This is the lowest Federal Funds rate since the end of 1994. Also interesting is the fact that two of the rate reductions were announced at the usual time (just after the Federal Reserve Open Market Committee met), but one announcement was made between formal committee meetings. This was generally viewed by many as a

"statement" sent by the Federal Reserve to calm the financial markets. The markets responded favorably as stocks rallied and liquidity improved in the bond market. Money market funds, however, were reinvesting maturities at short-term rates considerably below where they were investing just two months ago. As a consequence, yields on money market funds have been falling, and should likely continue to fall over the near term.



While yields are falling, the Chicago Trust Money Market Fund continues to outperform its peers. For the quarter ended October 31, 1998, it beat its benchmark, the Donoghue's First Tier Index, by an average of 21 basis points

(0.21%). Coincidentally, for the previous twelve months and year-to-date, the

Fund beat its benchmark by .19% over each of these time periods. While downward pressure on short-term interest rates may encourage some funds to stretch for yield so that they can maintain a competitive advantage, this can only be accomplished by increasing risk. The risk profile of the Fund will not be compromised, and we continue to adhere to our strict credit review process. We will attempt to continue to provide solid yields in our high quality money market fund.





                      PORTFOLIO ALLOCATION BY MARKET SECTOR



[GRAPHIC]







Commercial Paper                       95%

GIC within Funding Agreement            4%

Cash and Other Net Assets               1%


ALLEGHANY FUNDS

MONTAG & CALDWELL GROWTH FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                Market

Shares                                                           Value

------                                                           -----


COMMON STOCKS - 96.59%

              BUSINESS SERVICES - 0.97%

     700,000  Manpower, Inc...........................       $ 16,887,500

                                                         ----------------

              CONSUMER NON-DURABLES - 16.71%

     825,000  Bestfoods...............................         44,962,500

   1,700,000  Gillette Co. ...........................         76,393,750

     700,000  Interpublic Group of Companies, Inc. ...         40,950,000

   1,489,300  Mattel, Inc. ...........................         53,428,638

     850,000  Procter & Gamble Co. ...................         75,543,750

                                                         ----------------

                                                              291,278,638

                                                         ----------------

              ELECTRICAL - 3.01%

     600,400  General Electric Co. ...................         52,535,000

                                                         ----------------

              ENTERTAINMENT AND LEISURE - 2.94%

   1,900,000  The Walt Disney Co. ....................         51,181,250

                                                         ----------------

              FINANCE - 6.22%

     600,000  American Express Co. ...................         53,025,000

     650,000  American International Group, Inc. .....         55,412,500

                                                         ----------------

                                                              108,437,500

                                                         ----------------

              FOOD AND BEVERAGE - 3.88%

   1,000,000  Coca-Cola Co. ..........................         67,625,000

                                                         ----------------

              HEALTH CARE SERVICES - 9.11%

   1,000,000  Johnson & Johnson ......................         81,500,000

     720,000  Pfizer, Inc.  ..........................         77,265,000

                                                         ----------------

                                                              158,765,000

                                                         ----------------

              LODGING - 2.17%

   1,406,400  Marriott International, Inc., Class A...         37,797,000

                                                         ----------------



              MEDICAL SUPPLIES - 3.41%

     914,300  Medtronic, Inc. ........................         59,429,500

                                                         ----------------

              OIL AND GAS EXTRACTION - 1.83%

     608,400  Schlumberger Limited ...................         31,941,000

                                                         ----------------

              PHARMACEUTICALS - 10.85%

     700,000  Bristol-Myers Squibb Co. ...............         77,393,750

     756,700  Eli Lilly & Co. ........................         61,245,406

     373,700  Merck & Co., Inc. ......................         50,542,925

                                                         ----------------

                                                              189,182,081

                                                         ----------------

              RESTAURANTS - 5.50%

     600,000  Cracker Barrel Old Country Store, Inc...      $  15,525,000

   1,200,000  McDonald's Corp. .......................         80,250,000

                                                         ----------------

                                                               95,775,000

                                                         ----------------

              RETAIL - 8.25%

     628,700  Costco Companies., Inc. * ..............         35,678,725

     850,000  Gap, Inc. ..............................         51,106,250

   1,308,400  Home Depot, Inc. .......................         56,915,400

                                                         ----------------

                                                              143,700,375

                                                         ----------------

              TECHNOLOGY - 18.81%

     950,000  Boston Scientific Corp. * ..............         51,715,625

     704,000  Cisco Systems, Inc. * ..................         44,352,000

     700,000  Electronic Arts, Inc. * ................         28,787,500

     950,000  Hewlett-Packard Co. ....................         57,178,125

     660,000  Intel Corp. ............................         58,863,750

     360,600  Microsoft Corp. * ......................         38,178,525

     850,000  Solectron Corp. * ......................         48,662,500

                                                         ----------------

                                                              327,738,025

                                                         ----------------



              TELECOMMUNICATIONS - 2.93%

     930,000  Tellabs, Inc. * ........................         51,150,000

                                                         ----------------

              TOTAL COMMON STOCKS ....................      1,683,422,869

              (Cost $1,427,074,634)                      ----------------



INVESTMENT COMPANIES - 4.17%

  68,158,260  Bankers Trust Institutional

              Cash Management Fund ...................         68,158,260

   4,467,844  Bankers Trust Institutional

              Treasury Money Fund.....................          4,467,844

                                                         ----------------



              TOTAL INVESTMENT COMPANIES..............         72,626,104

              (Cost $72,626,104)                         ----------------



TOTAL INVESTMENTS - 100.76%...........................      1,756,048,973

(Cost $1,499,700,738)**                                  ----------------



LIABILITIES NET OF CASH AND OTHER ASSETS - (0.76%)....        (13,270,466)

                                                         ----------------

NET ASSETS - 100.00% .................................     $1,742,778,507

                                                         ----------------

                                                         ----------------




---------------------------------------

    *  Non-income producing security.

   **  Aggregate cost for Federal income tax purposes is $1,499,821,318.





       Gross unrealized appreciation            $    319,915,145

       Gross unrealized depreciation                 (63,687,490)

                                                -----------------

       Net unrealized appreciation              $    256,227,655

                                                -----------------

                                                -----------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                             Market

Shares                                                        Value

------                                                        -----


COMMON STOCKS - 94.22%

              BUSINESS SERVICES - 3.30%

     244,000  Paychex , Inc...........................      $  12,139,000

                                                         ----------------

              CAPITAL GOODS - 2.75%

     184,000  Pitney Bowes, Inc. .....................         10,131,500

                                                         ----------------

              CHEMICALS - 1.84%

     168,000  Praxair, Inc. ..........................          6,762,000

                                                         ----------------

              COMMERCIAL SERVICE - 2.07%

     255,000  Ecolab Inc. ............................          7,618,125

                                                         ----------------

              CONSUMER DURABLES - 7.13%

     191,000  Harley-Davidson, Inc. ..................          7,401,250

     167,000  Illinois Tool Works, Inc. ..............         10,708,875

     144,000  Johnson Controls, Inc. .................          8,100,000

                                                         ----------------

                                                               26,210,125

                                                         ----------------

              CONSUMER NON-DURABLES - 11.09%

     200,200  Cintas Corp. ...........................         10,710,700

     124,250  Lancaster Colony Corp. .................          3,727,500

     265,000  Mattel, Inc. ...........................          9,506,875

     170,100  Newell Co. .............................          7,484,400

     105,000  Procter & Gamble Co. ...................          9,331,875

                                                         ----------------

                                                               40,761,350

                                                         ----------------

              ELECTRICAL - 3.59%

     150,800  General Electric Co. ...................         13,195,000

                                                         ----------------

              FINANCE - 18.03%

     200,000  AFLAC Inc. .............................          7,625,000

     125,962  American International Group, Inc. .....         10,738,261

     133,000  Associates First Capital Corp., Class A           9,376,500

     216,600  Federal Home Loan Mortgage Corp. .......         12,454,500

     307,930  MBNA Corp. .............................          7,024,653

     221,200  Norwest Corp. ..........................          8,225,875

     226,000  Schwab (Charles) Corp. .................         10,833,875

                                                         ----------------

                                                               66,278,664

                                                         ----------------

              FOOD AND BEVERAGE - 3.87%

     528,000  Sysco Corp. ............................      $  14,223,000

                                                         ----------------

              HEALTH CARE SERVICES - 10.83%

     114,000  Cardinal Health, Inc. ..................         10,780,125

     554,062  Health Management

              Associates , Inc., Class A *............          9,869,229

     264,000  Omnicare, Inc. .........................          9,124,500

      93,600  Pfizer, Inc. ...........................         10,044,450

                                                         ----------------

                                                               39,818,304

                                                         ----------------

              OIL AND GAS EXTRACTION - 1.43%

     100,000  Schlumberger Limited....................          5,250,000

                                                         ----------------

              PHARMACEUTICALS - 2.97%

      80,700  Merck & Co., Inc. ......................         10,914,675

                                                         ----------------

              RETAIL - 4.83%

     102,000  Kohl's Corp. *..........................          4,876,875

     265,000  Walgreen Co. ...........................         12,902,187

                                                         ----------------

                                                               17,779,062

                                                         ----------------

              TECHNOLOGY - 16.41%

     144,400  Cisco Systems, Inc. *...................          9,097,200

     205,000  Computer Associates International, Inc.           8,071,875

     127,200  Computer Sciences Corp.*................          6,709,800

     203,300  EMC Corp. *.............................         13,087,438

     354,000  HBO & Co. ..............................          9,292,500

      64,800  Microsoft Corp. *.......................          6,860,700

     124,000  Sun Microsystems, Inc. *................          7,223,000

                                                         ----------------

                                                               60,342,513

                                                         ----------------



              TELECOMMUNICATIONS - 2.89%

     193,000  Tellabs, Inc. *.........................         10,615,000

                                                         ----------------



              UTILITY - 1.19%

     107,000  AES Corp. *.............................          4,380,313

                                                         ----------------



              TOTAL COMMON STOCKS.....................        346,418,631

              (Cost $222,034,138)                        ----------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ALLEGHANY FUNDS

CHICAGO TRUST GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                             Market

Par Value                                                     Value

----------                                                   ------


REPURCHASE AGREEMENT - 5.81%

$ 21,355,000  Bank of America

              5.300%, dated 10/30/98 to be repurchased

              on 11/2/98 at $21,364,432

              (Collateralized by U.S. Treasury Note

              5.625% due 04/30/00);

              Total Par $20,820,000...................      $  21,355,000

                                                         ----------------

              TOTAL REPURCHASE AGREEMENT..............         21,355,000

              (Cost $21,355,000)                         ----------------



TOTAL INVESTMENTS - 100.03%...........................        367,773,631

(Cost $243,389,138)**                                    ----------------



LIABILITIES NET OF CASH AND OTHER ASSETS - (0.03%)....           (107,189)

                                                         ----------------

NET ASSETS - 100.00%..................................      $ 367,666,442

                                                         ----------------

                                                         ----------------


----------------------------------------

    *  Non-income producing security.

   **  Aggregate cost for Federal income tax purposes is $243,389,138.





       Gross unrealized appreciation            $    130,730,412

       Gross unrealized depreciation                  (6,345,919)

                                                ----------------

       Net unrealized appreciation              $    124,384,493

                                                ----------------

                                                ----------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST TALON FUND

SCHEDULE OF INVESTMENTS - CONTINUED                             OCTOBER 31, 1998

--------------------------------------------------------------------------------



                                                                  Market

Shares                                                             Value

------                                                             -----


COMMON STOCKS - 88.37%

              COMMERCIAL SERVICES - 0.92%

      50,000  Data Broadcasting Corp. *...............      $     209,375

                                                         ----------------

              CONSUMER DURABLE GOODS - 5.59%

      35,000  Corning Inc. ...........................          1,270,937

                                                         ----------------

              ELECTRICAL - 2.95%

      15,000  Thomas & Betts Corp. ...................            670,313

                                                         ----------------

              FINANCE - 15.06%

     125,000  Capital Trust, Class A *................            765,625

     137,200  Danielson Holdings Corp. *..............            540,225

      58,125  St. Paul Bancorp, Inc. .................          1,195,195

      30,000  Travelers Property Casualty Corp., Class A          920,625

                                                         ----------------

                                                                3,421,670

                                                         ----------------

              HEALTH CARE SERVICES - 9.45%

      25,000  Columbia\HCA Healthcare Corp. ..........            525,000

      25,000  HCR Manor Care, Inc. *..................            812,500

      29,000  Tenet Healthcare Corp. *................            810,188

                                                         ----------------

                                                                2,147,688

                                                         ----------------

              OIL AND GAS EXTRACTION - 4.09%

      39,000  Helmerich & Payne, Inc. ................            928,687

                                                         ----------------

              PHARMACEUTICALS - 13.48%

      34,000  Mylan Laboratories Inc. ................          1,170,875

      60,000  North American Vaccine, Inc. * .........            907,500

      25,000  Teva Pharmaceutical Industries Ltd., ADR            985,937

                                                         ----------------

                                                                3,064,312

                                                         ----------------

              PRINTING AND PUBLISHING - 6.07%

      32,000  R.R. Donnelley & Sons Co. ..............          1,380,000

                                                         ----------------

              REAL ESTATE - 3.28%

      31,000  Equity Office Properties Trust, REIT....            744,000

                                                         ----------------

              RESTAURANTS - 6.39%

      33,500  Starbucks Corp. *.......................          1,453,063

                                                         ----------------

              TECHNOLOGY - 15.92%

      57,000  Cerner Corp. *..........................          1,275,375

      40,000  Compaq Computer Corp. ..................          1,265,000

     200,000  Robotic Vision Systems, Inc. *..........            725,000

      10,000  Sterling Commerce, Inc. *...............            352,500

                                                         ----------------

                                                                3,617,875

                                                         ----------------

              TELECOMMUNICATIONS - 5.17%

       20,000 Tele-Communications, Inc.

               Liberty Media Group, Series A *........      $     761,250

       7,500  MCI Worldcom, Inc. *....................            414,375

                                                         ----------------

                                                                1,175,625

                                                         ----------------

              TOTAL COMMON STOCKS.....................         20,083,545

              (Cost $18,936,513)                         ----------------



PREFFERED STOCK - 2.08%

              TELECOMMUNICATIONS - 2.08%

      25,000  Loral Space & Communications Ltd. *.....            473,438

                                                         ----------------



              TOTAL PREFERRED STOCK...................            473,438

              (Cost $353,375)                            ----------------



Par Value

---------



U.S. GOVERNMENT OBLIGATIONS - 6.49%

              U.S. TREASURY BILLS - 6.49% (A)

$    500,000  5.171%, 02/11/99........................            494,120

   1,000,000  4.196%, 04/15/99........................            980,860

                                                         ----------------

                                                                1,474,980

                                                         ----------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS.......          1,474,980

              (Cost $1,474,344)                          ----------------



Shares

------



INVESTMENT COMPANY - 3.08%

     699,495  Bankers Trust Institutional

              Cash Management Fund....................            699,495

                                                         ----------------

              TOTAL INVESTMENT COMPANY................            699,495

              (Cost $699,495)                            ----------------



TOTAL INVESTMENTS - 100.02%...........................         22,731,458

(Cost $21,463,727)**                                     ----------------



LIABILITIES NET OF CASH AND OTHER ASSETS - (0.02%)....            (3,766)

                                                         ----------------

NET ASSETS - 100.00%..................................      $  22,727,692

                                                         ----------------

                                                         ----------------




------------------------------------------

    *  Non-income producing security.

   **  Aggregate cost for Federal income tax purposes is $21,460,423.





       Gross unrealized appreciation    $    3,499,081

       Gross unrealized depreciation        (2,228,046)

                                        --------------

       Net unrealized appreciation      $    1,271,035

                                        --------------

                                        --------------




  (A)  Annualized yield at time of purchase.

  ADR  American Depositary Receipt

 REIT  Real Estate Investment Trust





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------



                                                                   Market

Shares                                                              Value

------                                                              -----


COMMON STOCKS - 57.11%

              BUSINESS SERVICES - 2.04%

      90,000  Paychex, Inc. ..........................      $   4,477,500

                                                         ----------------

              CAPITAL GOODS - 1.88%

      75,000  Pitney Bowes, Inc. .....................          4,129,687

                                                         ----------------

              CHEMICALS - 1.01%

      55,000  Praxair, Inc. ..........................          2,213,750

                                                         ----------------

              COMMERCIAL SERVICES - 0.95%

      70,000  Ecolab Inc. ............................          2,091,250

                                                         ----------------

              CONSUMER DURABLES - 4.77%

      90,000  Harley-Davidson, Inc. ..................          3,487,500

      65,000  Illinois Tool Works, Inc. ..............          4,168,125

      50,000  Johnson Controls, Inc. .................          2,812,500

                                                         ----------------

                                                               10,468,125

                                                         ----------------

              CONSUMER NON-DURABLES - 6.84%

      85,000  Cintas Corp. ...........................          4,547,500

      60,000  Lancaster Colony Corp. .................          1,800,000

      60,000  Mattel, Inc. ...........................          2,152,500

      75,000  Newell Co. .............................          3,300,000

      36,000  Procter & Gamble Co. ...................          3,199,500

                                                         ----------------

                                                               14,999,500

                                                         ----------------

              ELECTRICAL - 2.19%

      55,000  General Electric Co. ...................          4,812,500

                                                         ----------------

              FINANCE - 11.69%

      80,000  AFLAC Inc. .............................          3,050,000

      52,500  American International Group, Inc. .....          4,475,625

      40,000  Associates First Capital Corp., Class A           2,820,000

      90,000  Federal Home Loan Mortgage Corp. .......          5,175,000

     112,500  MBNA Corp. .............................          2,566,406

     100,000  Norwest Corp. ..........................          3,718,750

      80,000  Schwab (Charles) Corp. .................          3,835,000

                                                         ----------------

                                                               25,640,781

                                                         ----------------



              FOOD AND BEVERAGE - 1.96%

     160,000  Sysco Corp. ............................          4,310,000

                                                         ----------------

              HEALTH CARE SERVICES - 6.75%

      35,000  Cardinal Health, Inc. ..................          3,309,687

     210,000  Health Management

              Associates, Inc., Class A *.............          3,740,625

     100,000  Omnicare, Inc. .........................          3,456,250

      40,000  Pfizer, Inc. ...........................          4,292,500

                                                         ----------------

                                                               14,799,062

                                                         ----------------

              OIL AND GAS EXTRACTION - 0.60%

      25,000  Schlumberger Limited....................      $   1,312,500

                                                         ----------------

              PHARMACEUTICALS - 1.85%

      30,000  Merck & Co., Inc. ......................          4,057,500

                                                         ----------------

              RETAIL - 3.31%

      50,000  Kohl's Corp. *..........................          2,390,625

     100,000  Walgreen Co.............................          4,868,750

                                                         ----------------

                                                                7,259,375

                                                         ----------------

              TECHNOLOGY - 9.33%

      60,000  Cisco Systems, Inc. *...................          3,780,000

      35,000  Computer Associates International, Inc.           1,378,125

      50,000  Computer Sciences Corp. ................          2,637,500

      70,000  EMC Corp. *.............................          4,506,250

     110,000  HBO & Co. ..............................          2,887,500

      25,000  Microsoft Corp. *.......................          2,646,875

      45,000  Sun Microsystems, Inc. *................          2,621,250

                                                         ----------------

                                                               20,457,500

                                                         ----------------



              TELECOMMUNICATIONS -1.38%

      55,000  Tellabs, Inc. *.........................          3,025,000

                                                         ----------------



              UTILITY - 0.56%

      30,000  AES Corp. *.............................          1,228,125

                                                         ----------------



              TOTAL COMMON STOCKS.....................        125,282,155

              (Cost $77,265,467)                         ----------------



Par Value

---------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS -17.62%



              U.S. TREASURY NOTES - 5.63%

$    500,000   5.500%, 02/28/99.......................            501,715

   1,000,000   7.125%, 02/29/00.......................          1,035,680

   2,000,000   7.875%, 08/15/01.......................          2,182,860

   2,000,000   6.375%, 08/15/02.......................          2,136,900

   2,000,000   5.750%, 08/15/03.......................          2,120,520

   2,000,000   5.875%, 02/15/04.......................          2,140,520

   2,000,000   6.500%, 08/15/05.......................          2,233,960

                                                         ----------------

                                                               12,352,155

                                                         ----------------



              U.S. TREASURY BONDS - 1.61%

   1,500,000   7.125%, 02/15/23.......................          1,852,320

   1,500,000   6.250%, 08/15/23.......................          1,679,550

                                                         ----------------

                                                                3,531,870

                                                         ----------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                   Market

Par Value                                                           Value

---------                                                           -----


              FEDERAL HOME LOAN

              MORTGAGE CORPORATION - 2.65%

$  1,500,000  5.750%, 07/15/03........................      $   1,559,220

       4,856  5.500%, 08/15/04, CMO...................              4,845

   1,000,000  5.850%, 02/21/06, Debenture.............          1,036,530

   1,000,000  6.500%, 09/15/07, CMO...................          1,029,720

     395,382  7.500%, 04/01/08, Debenture.............            405,882

     829,327  6.500%, 06/01/09........................            842,281

   1,000,000  6.000%, 12/15/23, CMO...................            933,610

                                                         ----------------

                                                                5,812,088

                                                         ----------------

              FEDERAL NATIONAL

              MORTGAGE ASSOCIATION - 4.10%

   2,000,000  5.625%, 03/15/01........................          2,044,500

     691,745  6.900%, 12/25/03, CMO...................            706,161

   1,273,647  7.000%, 01/01/13........................          1,299,909

     906,389  7.000%, 03/01/13........................            925,079

   1,671,420  6.000%, 08/01/13........................          1,678,724

     578,608  7.000%, 07/25/17, CMO...................             33,582

     322,232  9.000%, 05/01/25........................            339,552

     695,632  6.500%, 02/01/28........................            701,281

   1,248,487  6.500%, 09/01/28........................          1,258,625

                                                         ----------------

                                                                8,987,413

                                                         ----------------

              GOVERNMENT NATIONAL

              MORTGAGE ASSOCIATION - 3.63%

     377,591  7.000%, 06/15/08........................            387,736

     538,165  8.000%, 03/15/17........................            558,513

     695,655  8.000%, 06/15/17........................            721,957

   1,416,907  7.000%, 09/15/23........................          1,451,876

     917,299  7.000%, 10/15/23........................            939,937

     682,323  7.000%, 10/15/23........................            699,163

   1,319,371  6.500%, 03/15/26........................          1,335,032

     414,524  7.500%, 06/15/27........................            427,088

     915,231  6.500%, 08/15/27........................            926,672

     498,758  7.500%, 07/15/28........................            513,876

                                                         ----------------

                                                                7,961,850

                                                         ----------------



              TOTAL U.S. GOVERNMENT

              AND AGENCY OBLIGATIONS..................         38,645,376

              (Cost $36,998,686)                         ----------------





CORPORATE NOTES AND BONDS - 13.67%



              CABLE TELEVISION - 0.37%

     700,000  Continental Cablevision, Debenture

              9.500%, 08/01/13........................            815,500

                                                         ----------------

              ENERGY - 1.48%

$  1,700,000  Ashland, Inc., Senior Notes

              6.625%, 02/15/08........................      $   1,748,875

     850,000  Thermo Electron Corp.

              4.250%, 01/01/03 (A)....................            748,000

     750,000  Williams Co., Inc.

              5.950%, 02/15/00 (A)....................            754,688

                                                         ----------------

                                                                3,251,563

                                                         ----------------

              FINANCE - 6.17%

   1,250,000  Advanta Corp., MTN

              7.000%, 05/01/01........................          1,100,000

     750,000  Chelsea GCA Realty Partnership, REIT

              7.250%, 10/21/07........................            747,188

   1,000,000  Continental Corp. Notes

              7.250%, 03/01/03........................          1,021,250

   1,250,000  Goldman Sachs Group LP, MTN

              6.250%, 02/01/03 (A)....................          1,257,813

   1,500,000  Heller Financial, Inc.

              5.625%, 03/15/00........................          1,501,875

   1,600,000  HSBC America Capital II

              8.380%, 05/15/27 (A)....................          1,498,000

   1,000,000  Leucadia National Corp.

              Senior Subordinated Notes

              8.250%, 06/15/05........................          1,107,500

   1,000,000  Leucadia National Corp.

              Senior Subordinated Notes

              7.875%, 10/15/06........................          1,040,000

   1,500,000  Metropolitan Life Insurance Co.

              6.300%, 11/01/03 (A)....................          1,537,500

     600,000  Arcadia Financial Ltd.

              11.500%, 03/15/07.......................            402,000

   1,000,000  Pacific Mutual Life Insurance Co.

              7.900%, 12/30/23 (A)....................          1,158,750

   1,000,000  Prudential Insurance Co. of America

              8.300%, 07/01/25 (A)....................          1,167,500

                                                         ----------------

                                                               13,539,376

                                                         ----------------



              FOOD AND BEVERAGE - 0.46%

   1,000,000  Nabisco, Inc.

              6.700%, 06/15/02........................          1,015,000

                                                         ----------------



              HEALTH CARE SERVICES - 0.99%

   1,250,000  HealthSouth Corp., Senior Notes

              6.875%, 06/15/05........................          1,267,188

   1,100,000  Hospital Corp. of America, Debenture

              8.123%, 06/01/00 (B)....................            908,875

                                                         ----------------

                                                                2,176,063

                                                         ----------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                   Market

Par Value                                                           Value

---------                                                           -----


              PRINTING AND PUBLISHING - 0.48%

$  1,000,000  News America Holdings Inc.,

              Senior Debenture

              7.750%, 02/01/24........................      $   1,042,500

                                                         ----------------



              RETAIL - 0.45%

   1,000,000  Kmart Corp., Debenture

              7.950%, 02/01/23........................            991,250

                                                         ----------------



              TELECOMMUNICATIONS - 0.59%

   1,250,000  Worldcom, Inc.

              6.950%, 08/15/28........................          1,287,500

                                                         ----------------



              TRANSPORTATION - 0.21%

     413,123  Delta Air Lines Equipment Trust,

              Series 1992-A,

              8.540%, 01/02/07........................            452,969

                                                         ----------------



              UTILITIES - 2.47%

   1,000,000  CalEnergy Co., Inc.

              7.630%, 10/15/07........................          1,041,250

   1,000,000  Gulf States Utilities, First Mortgage,

              Series A

              8.250%, 04/01/04........................          1,132,500

   1,000,000  Long Island Lighting Co., Debenture

              9.000%, 11/01/22........................          1,190,000

   1,000,000  Niagara Mohawk Power Corp.,

              First Mortgage

              7.625%, 10/01/05........................          1,033,750

   1,000,000  Philadelphia Electric Co.,

              First Mortgage

              5.625%, 11/01/01........................          1,018,750

                                                         ----------------

                                                                5,416,250

                                                         ----------------



              TOTAL CORPORATE NOTES AND BONDS.........         29,987,971

              (Cost $29,269,440)                         ----------------





YANKEE BONDS - 3.30%

   1,750,000  Chilgener S.A. Yankee (Chile)

              6.500%, 01/15/06........................          1,413,125

   1,500,000  DR Investment Corp.

              7.450%, 05/15/07 (A)....................          1,657,500

     775,000  LG-Caltex Oil Corp.

              7.500%, 07/15/07 (A)....................            530,038

      25,000  Petroliam Nasional Berhad

              7.125%, 10/18/06 (A)....................             17,469

     825,000  Petroliam Nasional Berhad

              7.625%, 10/15/26 (A)....................            453,750

     786,253  Province of Mendoza

              Collateral Oil Royalty Note

              10.000%, 07/25/02 (A)...................            785,742



YANKEEBONDS (CONTINUED)

$  1,250,000  Skandinaviska Enskilda,

              Subordinated Notes

              6.625%, 03/29/49 (A)....................      $   1,257,813

   1,250,000  SB Treasury Co. LLC

              9.400%, 12/29/49 (A)....................          1,125,000

                                                         ----------------



              TOTAL YANKEE BONDS......................          7,240,437

              (Cost $7,632,540)                          ----------------





GOVERNMENT TRUST CERTIFICATE - 0.54%

   1,127,762  Israel Collateral Trust, Class 1-C

              9.250%, 11/15/01........................          1,181,330

                                                         ----------------



              TOTAL GOVERNMENT TRUST CERTIFICATE......          1,181,330

              (Cost $1,202,264)                          ----------------





ASSET-BACKED SECURITIES - 2.04%

   1,400,000  Chemical Master Credit Card Trust I

              Series 1996-1, Class A

              5.550%, 09/15/03........................          1,417,598

   1,000,000  Citibank Credit Card Master Trust I

              Series 1997-3, Class A

              6.839%, 02/10/04........................          1,029,180

   2,000,000  DVI Receivables Corp.

              Series 1998-1, Class A2

              6.035%, 04/10/06 (A)....................          2,026,875

                                                         ----------------



              TOTAL ASSET-BACKED SECURITIES...........          4,473,653

              (Cost $4,373,536)                          ----------------



CMO/NON-AGENCY MORTGAGE SECURITIES - 1.44%

   1,000,000  BA Mortgage Securities, CMO,

              REMIC Series 1997-1, Class A4

              7.350%, 07/25/26........................          1,009,531

   1,500,000  GE Capital Mortgage Services, Inc., CMO, REMIC

              Series 1998-9, Class A15

              6.500%, 06/25/28........................          1,506,563

     600,000  Midland Realty Acceptance Corp., CMO

              Series 1996-C001, Class A2

              7.475%, 08/25/28........................            642,563

                                                         ----------------



              TOTAL CMO/NON-AGENCY

                MORTAGAGE SECURITIES..................          3,158,657

              (Cost $3,111,219)                          ----------------






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                   Market

Par Value                                                           Value

------                                                              -----


REPURCHASE AGREEMENT - 3.40%

$  7,454,000  Bank of America

              5.300%, dated 10/30/98 to be

              repurchased on 11/2/98 at $7,457,292

              (Collateralized by U.S. Treasury Note

              5.625% due 04/30/00);

              Total Par $7,270,000

              ........................................      $   7,454,000

                                                         ----------------



              TOTAL REPURCHASE AGREEMENT..............          7,454,000

              (Cost $7,454,000)                          ----------------





TOTAL INVESTMENTS - 99.12%............................        217,423,579

(Cost $167,307,152)**                                    ----------------



NET OTHER ASSETS AND LIABILITIES - 0.88%..............          1,937,963

                                                         ----------------

NET ASSETS - 100.00%..................................      $ 219,361,542

                                                         ----------------

                                                         ----------------


----------------------------------------------

     * Non-income producing security.

    ** Aggregate cost for Federal income tax purposes is $167,334,448.





       Gross unrealized appreciation            $    52,629,077

       Gross unrealized depreciation                 (2,539,946)

                                                ---------------

       Net unrealized appreciation              $    50,089,131

                                                ---------------

                                                ---------------




   (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 1998,

       these securities amounted to $15,976,438 or 7.28% of net assets.

   (B) Annualized yield at time of purchase

       CMO Collateralized Mortgage Obligation

   MTN Medium Term Note

  REIT Real Estate Investment Trust

 REMIC Real Estate Mortgage Investment Conduit







PORTFOLIO COMPOSITION (Moody's Ratings)


Common Stocks                                  58%

Repurchase Agreement                            3%

U.S. Government Obligations                     7%

U.S. Government Agency Obligations             10%

Government Trust Certificate                    1%

Corporate Notes and Bonds:

Aaa                                             3%

A                                               5%

Baa                                             8%

Ba                                              3%

B                                               1%

NR                                              1%

                                             -----

                                              100%

                                             -----

                                             -----




   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

MONTAG & CALDWELL BALANCED FUND

SCHEDULE OF INVESTMENTS                                     OCTOBER 31, 1998

----------------------------------------------------------------------------





                                                          Market

Shares                                                    Value

------                                                   --------


COMMON STOCKS - 65.12%



              BUSINESS SERVICES - 0.78%

      51,500  Manpower, Inc.........................   $ 1,242,437

                                                       ------------



              CONSUMER NON-DURABLES - 11.67%

      55,000  Bestfoods.............................     2,997,500

     100,000  Gillette Co. .........................     4,493,750

      43,000  Interpublic Group of Companies, Inc...     2,515,500

     100,000  Mattel, Inc...........................     3,587,500

      55,000  Procter & Gamble Co...................     4,888,125

                                                       ------------

                                                        18,482,375

                                                       ------------



              ELECTRICAL - 2.32%

      42,000  General Electric Co...................     3,675,000

                                                       ------------



              ENTERTAINMENT AND LEISURE - 1.96%

     115,000  The Walt Disney Co....................     3,097,812

                                                       ------------



              FINANCE - 4.38%

      40,000  American Express Co...................     3,535,000

      40,000  American International Group, Inc.....     3,410,000

                                                       ------------

                                                         6,945,000

                                                       ------------



              FOOD AND BEVERAGE - 2.49%

      58,300  Coca-Cola Co..........................     3,942,537

                                                       ------------



              HEALTH CARE SERVICES - 6.30%

      61,800  Johnson & Johnson.....................     5,036,700

      46,000  Pfizer, Inc...........................     4,936,375

                                                       ------------

                                                         9,973,075

                                                       ------------



              LODGING - 1.40%

      82,500  Marriott International, Inc., Class A.     2,217,187

                                                       ------------



              MEDICAL SUPPLIES - 2.02%

      49,400  Medtronic, Inc........................     3,211,000

                                                       ------------



              OIL AND GAS EXTRACTION - 1.27%

      38,300  Schlumberger Limited..................     2,010,750

                                                       ------------



              PHARMACEUTICALS - 6.77%

      37,600  Bristol-Myers Squibb Co...............     4,157,150

      43,300  Eli Lilly & Co........................     3,504,594

      22,600  Merck & Co., Inc......................     3,056,650

                                                       ------------

                                                        10,718,394

                                                       ------------



              RESTAURANTS - 3.80%

      51,400  Cracker Barrel Old Country Store, Inc.   $ 1,329,975

      70,000  McDonald's Corp.......................     4,681,250

                                                       ------------

                                                         6,011,225

                                                       ------------



              RETAIL - 5.46%

      35,900  Costco Companies, Inc.*...............     2,037,325

      50,000  Gap, Inc..............................     3,006,250

      82,700  Home Depot, Inc.......................     3,597,450

                                                       ------------

                                                         8,641,025

                                                       ------------



              TECHNOLOGY - 12.42%

      52,000  Boston Scientific Corp.*..............     2,830,750

      41,000  Cisco Systems, Inc.*..................     2,583,000

      44,000  Electronic Arts, Inc.*................     1,809,500

      60,000  Hewlett-Packard Co....................     3,611,250

      41,200  Intel Corp............................     3,674,525

      21,000  Microsoft Corp.*......................     2,223,375

      51,400  Solectron Corp.*......................     2,942,650

                                                       ------------

                                                        19,675,050

                                                       ------------



              TELECOMMUNICATIONS - 2.08%

      60,000  Tellabs, Inc. *.......................     3,300,000

                                                       ------------



              TOTAL COMMON STOCKS...................   103,142,867

              (Cost $87,847,141)                       ------------





Par Value

---------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.58%



              U.S. TREASURY NOTES - 10.90%

$  2,000,000  6.250%, 04/30/01......................     2,091,300

   2,500,000  6.625%, 04/30/02......................     2,679,175

   3,000,000  5.750%, 08/15/03......................     3,180,780

   1,750,000  7.875%, 11/15/04......................     2,056,058

   3,500,000  6.500%, 10/15/06......................     3,928,610

   3,000,000  6.250%, 02/15/07......................     3,326,670

                                                       ------------

                                                        17,262,593

                                                       ------------



              U.S. TREASURY BONDS - 4.67%

   2,500,000  7.250%, 05/15/16......................     3,042,450

   2,000,000  8.000%, 11/15/21......................     2,680,680

   1,500,000  6.250%, 08/15/23......................     1,679,550

                                                       ------------

                                                         7,402,680

                                                       ------------



              FEDERAL HOME LOAN BANK - 0.98%

     500,000  6.940%, 02/12/04......................       502,705

   1,000,000  5.890%, 06/30/08......................     1,043,310

                                                       ------------

                                                         1,546,015

                                                       ------------






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

MONTAG & CALDWELL BALANCED FUND

SCHEDULE OF INVESTMENTS - CONTINUED                         OCTOBER 31, 1998

----------------------------------------------------------------------------





                                                          Market

Par Value                                                 Value

---------                                                --------


              FEDERAL HOME LOAN

              MORTGAGE CORPORATION - 2.81%

$    750,000  6.400%, 12/13/06, Debenture...........   $    806,850

   1,750,000  6.700%, 01/05/07, Global Bond.........      1,915,515

     600,000  7.500%, 03/15/07, CMO, Class J........        650,502

     175,000  6.000%, 04/15/08, CMO, Class K........        176,192

     500,000  6.500%, 07/15/20, CMO, Class F........        503,350

     400,000  6.500%, 11/15/20, CMO, Class H........        405,380

                                                       ------------

                                                          4,457,789

                                                       ------------



              FEDERAL NATIONAL

              MORTGAGE ASSOCIATION - 3.22%

   2,500,000  6.250%, 03/20/00......................      2,554,175

     500,000  7.070%, 03/08/11, MTN.................        501,740

   2,000,000  7.250%, 01/17/21,

              CMO, REMIC............................      2,043,520

                                                       ------------

                                                          5,099,435

                                                       ------------



              GOVERNMENT NATIONAL

              MORTGAGE ASSOCIATION - 0.00% (A)

       2,193  8.500%, 06/15/01......................          2,293

       2,008  9.000%, 09/15/08......................          2,140

                                                       ------------

                                                              4,433

                                                       ------------



              TOTAL U.S. GOVERNMENT

              AND AGENCY OBLIGATIONS................     35,772,945

              (Cost $34,054,609)                       ------------





CORPORATE NOTES AND BONDS - 9.25%



              CONSUMER NON-DURABLES - 2.98%

   2,000,000  NIKE, Inc.

              6.375%, 12/01/03......................      2,120,000

   2,500,000  Warner Lambert Co.

              5.750%, 01/15/03......................      2,590,625

                                                       ------------

                                                          4,710,625

                                                       ------------



              FINANCE - 4.26%

$  1,500,000  American Express Co., Senior Notes

              6.750%, 06/23/04......................   $  1,614,375

      55,000  American General Finance, MTN

              7.200%, 07/08/99......................         55,802

   2,500,000  Citicorp, Subordinated Notes

              7.125%, 05/15/06......................      2,575,000

   1,000,000  Household Finance Corp.

              7.250%, 05/15/06......................      1,056,250

   1,350,000  Household Finance Corp., MTN

              7.300%, 07/30/12......................      1,451,250

                                                       ------------

                                                          6,752,677

                                                       ------------



              RETAIL - 1.68%

     500,000  Penney (J.C.) & Co., Debenture

              9.750%, 06/15/21......................        560,000

   2,000,000  Sears Roebuck Acceptance Corp.

              6.700%, 11/15/06......................      2,100,000

                                                       ------------

                                                          2,660,000

                                                       ------------



              SECURITY AND COMMODITY BROKERS - 0.33%

     500,000  Salomon, Inc.

              7.300%, 05/15/02......................        528,750

                                                       ------------



              TOTAL CORPORATE NOTES AND BONDS.......     14,652,052

              (Cost $14,168,500)                       ------------





ASSET-BACKED SECURITY - 1.14%

   1,750,000  First USA Credit Card Master Trust

              Series 1997-6, Class A

              6.420%, 03/17/05......................      1,810,095

                                                       ------------



              TOTAL ASSET-BACKED SECURITY .........       1,810,095

              (Cost $1,789,716)                        ------------










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

MONTAG & CALDWELL BALANCED FUND

SCHEDULE OF INVESTMENTS - CONTINUED                          OCTOBER 31, 1998

-----------------------------------------------------------------------------





                                                          Market

Par Value                                                 Value

---------                                                 --------


INVESTMENT COMPANIES - 1.33%

   2,104,220  Bankers Trust Institutional

              Cash Management Fund..................   $  2,104,220

       3,475  Bankers Trust Institutional

              Treasury Money Fund...................          3,475

                                                       ------------



              TOTAL INVESTMENT COMPANIES............      2,107,695

              (Cost $2,107,695)                        ------------



TOTAL INVESTMENTS - 99.42%..........................    157,485,654

(Cost $139,967,661)**                                  ------------

NET OTHER ASSETS AND LIABILITIES - 0.58%............        912,694

                                                       ------------



NET ASSETS - 100.00%................................   $158,398,348

                                                       ------------

                                                       ------------




----------

*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $140,338,149.







     Gross unrealized appreciation..................   $ 20,706,589

     Gross unrealized depreciation..................     (3,559,084)

                                                      -------------

     Net unrealized appreciation....................   $ 17,147,505

                                                      -------------

                                                      -------------






    (A) Amount represents less than 0.1%

   CMO  Collateralized Mortgage Obligation

   MTN  Medium Term Note

 REMIC  Real Estate Mortgage Investment Conduit







PORTFOLIO COMPOSITION (Moody's Ratings)

---------------------


Common Stocks ..............................   65%

U.S. Government Obligations ................   16%

U.S. Government Agency Obligations .........    7%

Investment Companies .......................    1%

Corporate Notes and Bonds:

Aaa ........................................    1%

Aa .........................................    2%

A ..........................................    8%

                                             -----

                                              100%

                                             -----

                                             -----




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BOND FUND

SCHEDULE OF INVESTMENTS                                     OCTOBER 31, 1998

----------------------------------------------------------------------------





                                                              Market

Par Value                                                      Value

---------                                                     --------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 51.43%



              U.S. TREASURY NOTES - 20.70%

$  3,500,000  5.500%, 02/28/99 .....................       $  3,512,005

   3,500,000  7.125%, 02/29/00 .....................          3,624,880

   2,500,000  7.875%, 08/15/01 .....................          2,728,575

   2,500,000  6.250%, 10/31/01 .....................          2,632,725

   5,000,000  6.375%, 08/15/02 .....................          5,342,250

   5,500,000  5.750%, 08/15/03 .....................          5,831,430

   5,500,000  7.250%, 05/15/04 .....................          6,248,055

   3,000,000  6.125%, 08/15/07 .....................          3,313,620

                                                            ------------

                                                             33,233,540

                                                            ------------



              U.S. TREASURY BONDS - 7.13%

   2,000,000  7.500%, 05/15/02 .....................          2,202,260

   2,500,000  7.125%, 02/15/23 .....................          3,087,200

   5,500,000  6.250%, 08/15/23 .....................          6,158,350

                                                            ------------

                                                             11,447,810

                                                            ------------



              FEDERAL HOME LOAN

              MORTGAGE CORPORATION - 8.61%

   2,500,000  5.750%, 07/15/03 .....................          2,598,700

   2,500,000  5.850%, 02/21/06 .....................          2,591,325

   1,000,000  6.500%, 09/15/07, CMO ................          1,029,720

     500,000  5.750%, 01/15/08, CMO ................            497,860

     395,382  7.500%, 04/01/08 .....................            405,883

   1,500,000  6.000%, 03/15/09, CMO ................          1,553,700

   1,105,769  6.500%, 06/01/09 .....................          1,123,042

   1,414,408  6.500%, 01/01/11 .....................          1,436,501

   1,266,730  6.500%, 11/01/11 .....................          1,286,517

   1,400,000  6.000%, 12/15/23, CMO ................          1,307,054

                                                            ------------

                                                             13,830,302





              FEDERAL NATIONAL

              MORTGAGE ASSOCIATION - 8.95%

   2,500,000  5.625%, 03/15/01 .....................          2,555,625

     922,327  6.900%, 12/25/03, CMO ................            941,548

   1,203,262  7.000%, 05/01/12 .....................          1,228,073

   2,122,745  7.000%, 01/01/13 .....................          2,166,515

   1,359,584  7.000%, 03/01/13 .....................          1,387,619

   2,556,289  6.000%, 08/01/13 .....................          2,567,460

     515,571  9.000%, 05/01/25 .....................            543,283

     958,414  6.500%, 02/01/26 .....................            966,197

   1,997,579  6.500%, 09/01/28 .....................          2,013,799

                                                            ------------

                                                             14,370,119

                                                            ------------





              GOVERNMENT NATIONAL

              MORTGAGE ASSOCIATION - 6.04%

$    695,655  8.000%, 06/15/17 .....................       $    721,958

   1,194,065  7.000%, 10/15/23 .....................          1,223,535

   1,223,065  7.000%, 10/15/23 .....................          1,253,250

   1,319,371  6.500%, 03/15/26 .....................          1,335,032

   1,340,946  7.000%, 06/15/27 .....................          1,374,886

   1,159,208  7.000%, 08/20/27 .....................          1,182,751

   1,259,890  6.500%, 09/20/27 .....................          1,269,339

   1,296,771  7.500%, 07/15/28 .....................          1,336,076

                                                            ------------

                                                              9,696,827

                                                            ------------



              TOTAL U.S. GOVERNMENT

              AND AGENCY OBLIGATIONS ...............         82,578,598

              (Cost $79,937,459)                            ------------





CORPORATE NOTES AND BONDS - 27.66%



              CABLE TELEVISION - 1.09%

   1,500,000  Continental Cablevision, Debenture

              9.500%, 08/01/13 .....................          1,747,500

                                                            ------------



              ENERGY - 2.81%

   2,000,000  Ashland, Inc.

              6.625%, 02/15/08 .....................          2,057,500

   1,350,000  Thermo Electron Corp.

              4.250%, 01/01/03 (A) .................          1,188,000

   1,250,000  Williams Co., Inc.

              5.950%, 02/15/00 (A) .................          1,257,813

                                                            ------------

                                                              4,503,313

                                                            ------------



              FINANCE - 10.91%

   2,000,000  Advanta Corp., MTN

              7.000%, 05/01/01 .....................          1,760,000

   2,000,000  Chelsea GCA Realty Partnership, REIT

              7.250%, 10/21/07 .....................          1,992,500

   1,500,000  Continental Corp. Notes

              7.250%, 03/01/03 .....................          1,531,875

     500,000  Goldman Sachs Group LP

              6.250%, 02/01/03 (A) .................            503,125

   2,200,000  HSBC America Capital II

              8.380%, 05/15/27 (A) .................          2,059,750








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BOND FUND

SCHEDULE OF INVESTMENTS - CONTINUED                           OCTOBER 31, 1998

------------------------------------------------------------------------------





                                                              Market

Par Value                                                      Value

---------                                                     --------


              FINANCE - (CONTINUED)

 $ 1,750,000  Heller Financial, Inc.

              5.625%, 03/15/00 .....................       $  1,752,188

   1,000,000  Leucadia National Corp.

              Senior Subordinated Notes

              8.250%, 06/15/05 .....................          1,107,500

   2,000,000  Metropolitan Life Insurance Co.

              6.300%, 11/01/03 (A) .................          2,050,000

   1,000,000  Arcadia Financial Ltd.

              11.500%, 03/15/07 ....................            670,000

   1,520,000  Pacific Mutual Life Insurance Co.

              7.900%, 12/30/23 (A) .................          1,761,300

   2,000,000  Prudential Insurance Co. of America

              8.300%, 07/01/25 (A) .................          2,335,000

                                                            ------------

                                                             17,523,238

                                                            ------------



              FOOD AND BEVERAGE - 1.59%

   2,500,000  Nabisco, Inc.

              6.850%, 06/15/05 .....................          2,550,000

                                                            ------------



              HEALTHCARE SERVICES - 1.91%

   1,300,000  Columbia Healthcare

              6.125%, 12/15/00 .....................          1,285,375

   1,750,000  HealthSouth Corp.

              6.875%, 06/15/05 .....................          1,774,063

                                                            ------------

                                                              3,059,438

                                                            ------------



              PRINTING AND PUBLISHING - 0.97%

   1,500,000  News America Holdings

              7.750%, 01/20/24 .....................          1,558,125

                                                            ------------



              RETAIL - 0.93%

   1,500,000  Kmart Corp., Debenture

              7.950%, 02/01/23 .....................          1,486,875

                                                            ------------



              TELECOMMUNICATIONS - 1.28%

   2,000,000  MCI Worldcom, Inc.

              6.950%, 08/15/28 .....................          2,060,000

                                                            ------------



              TRANSPORTATION - 0.42%

     413,123  Delta Air Lines, Inc.

              Equipment Trust Series 1992A

              8.540%, 01/02/07 .....................            452,969

     196,670  Delta Air Lines, Inc.

              9.375%, 09/11/07 .....................            222,187

                                                            ------------

                                                                675,156

                                                            ------------

              UTILITIES - 5.75%

 $ 1,825,000  Calenergy Co., Inc.

              7.630%, 10/15/07 .....................       $  1,900,281

   2,000,000  Gulf States Utilities, First Mortgage,

              Series A

              8.250%, 04/01/04 .....................          2,265,000

   1,250,000  Long Island Lighting Co., Debenture

              9.000%, 11/01/22 .....................          1,487,500

   1,500,000  Niagara Mohawk Power, First Mortgage

              7.625%, 10/01/05 .....................          1,550,625

   2,000,000  Philadelphia Electric Co., First Mortgage

              5.625%, 11/01/01 .....................          2,037,500

                                                            ------------

                                                              9,240,906

                                                            ------------



              TOTAL CORPORATE NOTES AND BONDS.......         44,404,551

              (Cost $42,526,570)                            ------------





YANKEE BONDS - 7.01%

   2,250,000  Chilgener S.A. Yankee (Chile)

              6.500%, 01/15/06 .....................          1,816,875

   2,500,000  DR Investment Corp.

              7.450%, 05/15/07 (A) .................          2,762,500

   1,150,000  LG-Caltex Oil Corp.

              7.500%, 07/15/07 (A) .................            786,507

   1,200,000  Petroliam Nasional Berhad

              7.625%, 10/15/26 (A) .................            660,000

   1,416,255  Province of Mendoza

              Collateral Oil Royalty Note

              10.000%, 07/25/02 (A) ................          1,415,335

   2,000,000  Skandinaviska Enskilda, Subordinated Notes

              6.625%, 03/29/49 (A) .................          2,012,500

   2,000,000  SB Treasury Co., LLC

              9.400%, 12/29/49 (A) .................          1,800,000

                                                            ------------



              TOTAL YANKEE BONDS ...................         11,253,717

              (Cost $12,520,939)                            ------------





ASSET-BACKED SECURITIES - 3.32%

   2,500,000  Chemical Master Credit Card Trust I

              Series 1996-1, Class A

              5.550%, 09/15/03 .....................          2,531,425

     750,000  Citibank Master Credit Card Trust I

              Series 1997-3, Class A

              6.839%, 02/10/04 .....................            771,885

   2,000,000  DVI Receivables Corp., Series 1998-1

              Class A2

              6.035%, 04/10/06 (A) .................          2,026,875

                                                            ------------



              TOTAL ASSET-BACKED SECURITIES ........          5,330,185

              (Cost $5,193,115)                             ------------










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST BOND FUND

SCHEDULE OF INVESTMENTS - CONTINUED                          OCTOBER 31, 1998

-----------------------------------------------------------------------------





                                                               Market

Par Value                                                      Value

---------                                                     --------


CMO/NON-AGENCY MORTGAGE SECURITIES - 2.62%

$  1,750,000  BA Mortgage Securities, CMO, REMIC

              Series 1997-1, Class A4

              7.350%, 07/25/26 .....................         $ 1,766,680

   1,500,000  GE Capital Mortgage Services, Inc., CMO,

              REMIC

              Series 1998-9, Class A15

              6.500%, 06/25/28 .......................         1,506,563

     875,000  Midland Realty Acceptance Corp., CMO

              Series 1996-C001, Class A2

              7.475%, 08/25/28........................           937,070

                                                            ------------



              TOTAL CMO/NON-AGENCY

                MORTAGAGE SECURITIES .................         4,210,313

              (Cost $4,137,988)                              ------------







REPURCHASE AGREEMENT - 6.07%



   9,753,000  Bank of America

              5.300%, dated 10/30/98 to be repurchased

              on 11/02/98 at $9,757,308

              (Collateralized by U.S. Treasury Note

              6.625%, due 04/30/02;

              Total Par $9,000,000) ..................        9,753,000

                                                            ------------



              TOTAL REPURCHASE AGREEMENT .............        9,753,000

              (Cost $9,753,000)                             ------------





TOTAL INVESTMENTS - 98.11% ...........................      157,530,364

(Cost $154,069,071)*                                        ------------



NET OTHER ASSETS AND LIABILITIES - 1.89% .............        3,030,856

                                                            ------------

NET ASSETS - 100.00% .................................     $160,561,220

                                                            ------------

                                                            ------------






----------

*    Aggregage cost for Federal tax purposes is $154,069,071.





       Gross unrealized appreciation .........  $    4,854,926

       Gross unrealized depreciation .........      (1,393,633)

                                                ---------------

       Net unrealized appreciation ...........  $    3,461,293

                                                ---------------

                                                ---------------






(A)   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from regisrtation, to qualified institutional buyers. At October 31, 1998,

      these securities amounted to $22,618,705 or 14.09% of net assets.



 CMO  Collateralized Mortgage Obligation

 MTN  Medium Term Note

REIT  Real Estate Investment Trust

REMIC Real Estate Mortgage Investment Conduit







PORTFOLIO COMPOSITION (Moody's Ratings)

---------------------


Repurchase Agreement ......................     6%

U.S. Government Obligations ...............    28%

U.S. Government Agency Obligations ........    23%

Corporate Notes and Bonds:

Aaa .......................................     6%

A .........................................     8%

Baa .......................................    18%

Ba ........................................     6%

B .........................................     3%

NR ........................................     2%

                                             -----

                                              100%

                                             -----

                                             -----








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS                                    OCTOBER 31, 1998

---------------------------------------------------------------------------





                                                               Market

Par Value                                                      Value

---------                                                     --------


MUNICIPAL SECURITIES - 99.63%



              ALASKA - 2.21%

   $ 280,000  Anchorage, Alaska, G.O.

              5.000%, 07/01/13 .....................        $   291,987

                                                            ------------



              ARIZONA - 5.34%

     450,000  Salt River Project Electric System

              Revenue Refunding, Series A

              5.500%, 01/01/05 .....................            488,219

     200,000  Tucson, Arizona Water Revenue

              5.400%, 07/01/05 .....................            216,786

                                                            ------------

                                                                705,005

                                                            ------------



              CALIFORNIA - 2.04%

     250,000  California State

              5.250%, 10/01/10 .....................            269,687

                                                            ------------



              FLORIDA - 4.11%

     265,000  Dade County, Florida State

              School District, G.O.

              5.000%, 07/15/02

              Insured: MBIA ........................            277,429

     250,000  Hillsborough County, Florida, G.O.

              5.000%, 07/01/11

              Insured: MBIA ........................            265,060

                                                            ------------

                                                                542,489

                                                            ------------



              GEORGIA - 3.97%

     250,000 State of Georgia, Series A, G.O.

              6.100%, 03/01/05 .....................            280,823

     200,000 State of Georgia, Series D, G.O.

              6.700%, 08/01/09 .....................            243,762

                                                            ------------

                                                                524,585

                                                            ------------



              ILLINOIS - 1.92%

     250,000  Cook County, Illinois, Series A, G.O.

              5.000%, 11/15/15

              Insured: FGIC ........................            253,043

                                                            ------------



              MICHIGAN - 6.57%

     300,000  Clarkston Community Schools

              5.000%, 05/01/06

              Insured: AMBAC .......................            318,381

     250,000  Michigan State Trunk Line, Series A

              5.500%, 11/01/16 .....................            270,777

     260,000  Utica Community Schools

              5.375%, 05/01/04

              Insured: FGIC ........................            278,762

                                                            ------------

                                                                867,920

                                                            ------------



              MINNESOTA - 5.44%

$    200,000  Shakopee Independent

              School District, G.O.

              4.500%, 02/01/06 .....................        $  206,294

     245,000  Minneapolis & St. Paul Housing

              Finance Board Revenue

              5.050%, 11/01/07 .....................           255,106

     250,000  Minneapolis & St. Paul Metropolitan

              Airport Revenue, Series B

              5.250%, 01/01/15

              Insured: AMBAC .......................           257,115

                                                            ------------

                                                               718,515

                                                            ------------



              NEBRASKA - 3.75%

     250,000  American Public Energy Agency

              Revenue, Series C

              4.300%, 03/01/11

              Insured: AMBAC .......................           242,595

     250,000  Nebraska Public Power District

              Revenue, Series A

              5.000%, 01/01/15

              Insured: MBIA ........................           253,510

                                                            ------------

                                                               496,105

                                                            ------------



              NEVADA - 3.00%

     350,000  Clark County, Nevada School District, G.O.

              6.400%, 06/15/06

              Insured: FGIC ........................           396,127

                                                            ------------



              NEW HAMPSHIRE - 1.91%

     250,000  New Hampshire State Housing Finance

              Authority Single Family Revenue, Series B

              4.850%, 07/01/08 .....................           252,310

                                                            ------------



              NEW JERSEY - 2.74%

     350,000  State of New Jersey Transportation

              Trust Fund Revenue, Series A

              Escrowed to Maturity

              5.200%, 12/15/00

              Insured: AMBAC .......................           362,627

                                                            ------------



              NEW YORK - 7.85%

     250,000  Municipal Assistance Corporation

              4.500%, 07/01/01 .....................           255,763

     250,000  New York City Municipal Water Finance

              Authority Revenue, Series A

              5.000%, 06/15/27 .....................           245,320

     250,000  New York City Transitional Finance

              Authority Revenue

              5.500%, 08/15/08 .....................           273,955

     250,000  New York State Dormitory Authority

              Revenue, Series C

              5.100%, 05/15/03 .....................           262,320

                                                            ------------

                                                             1,037,358

                                                            ------------








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - CONTINUED                         OCTOBER 31, 1998

----------------------------------------------------------------------------





                                                               Market

Par Value                                                      Value

---------                                                     --------


              OHIO - 3.60%

$    250,000  Ohio State Highway Capital

              Improvement Series C, G.O.

              5.000%, 05/01/07 .....................        $ 267,962

     200,000  Ohio State Public Facilities Commission

              (Higher Education), Series II-A

              5.200%, 05/01/01

              Insured: AMBAC .......................          207,812

                                                            ------------

                                                              475,774

                                                            ------------



              OKLAHOMA - 2.74%

     350,000  Tulsa, Oklahoma Metropolitan Utilities

              Authority Revenue

              5.500%, 07/01/00 .....................          361,785

                                                            ------------



              OREGON - 2.05%

     250,000  Portland, Oregon Series A, G.O.

              7.000%, 06/01/01 .....................          271,387

                                                            ------------



              PENNSYLVANIA - 1.66%

     215,000  Pennsylvania Housing Finance Agency

              Single Family Mortgage, Series 47

              5.000%, 10/01/09 .....................          218,797

                                                            ------------



              PUERTO RICO - 3.39%

     400,000  Commonwealth of Puerto Rico

              Series A, G.O.

              6.500%, 07/01/03

              Insured: MBIA ........................          447,508

                                                            ------------



              TEXAS - 14.22%

     245,000  Denton Independent School District

              Refunding, G.O.

              5.000%, 02/15/12 .....................          257,515

     200,000  Humble Independent School District

              Refunding, G.O.

              5.500%, 02/15/10 .....................          220,242

     280,000  Lubbock Independent School District

              Refunding, G.O.

              5.000%, 02/15/09 .....................          296,982

     200,000  Round Rock Independent School District

              Refunding, G.O.

              4.700%, 08/01/09 .....................          206,386

     210,000  Tarrant County Health Facilities

              Development Corp.

              Health System Revenue, Series A

              5.500%, 02/15/05

              Insured: MBIA ........................          226,325



              TEXAS (CONTINUED)

$    200,000  Texas State Public Finance Authority

              Series A, G.O.

              5.600%, 10/01/02 .....................        $ 214,077

     450,000  Texas State Water

              Development Board, G.O.

              Escrowed to Maturity

              5.000%, 08/01/99 .....................          456,962

                                                            ------------

                                                            1,878,489

                                                            ------------



              UTAH - 6.86%

     300,000  Intermountain Power Agency

              Power Supply Revenue

              6.250%, 07/01/07

              Insured: FSA .........................          345,813

     350,000  Tooele County, Utah Hazardous Waste

              Treatment Revenue

              5.700%, 11/01/26 .....................          349,367

     200,000  Utah State Building Ownership Authority

              Lease Revenue, Series A

              5.125%, 05/15/03 .....................          210,997

                                                           ------------

                                                              906,177

                                                           ------------



              VIRGINIA - 5.96%

     250,000  Henrico County, Virginia

              Industrial Redevelopment

              Authority Revenue

              5.300%, 12/01/11 .....................         263,420

     250,000  Virginia State Housing Development

              Authority Commonwealth Mortgage

              Series H

              4.750%, 07/01/07 .....................         253,892

     250,000  Virginia State Public School

              Authority Revenue

              5.500%, 08/01/03 .....................         270,095

                                                           ------------

                                                             787,407

                                                           ------------



              WASHINGTON - 3.92%

     475,000  King County, Washington, Series A, G.O.

              5.800%, 01/01/04 .....................         517,437

                                                           ------------



              WISCONSIN - 4.38%

     300,000  Wisconsin Housing & Economic Development

              Authority Home Ownership Revenue

              Series A

              5.375%, 09/01/17 .....................         305,904

     250,000  State of Wisconsin, Series A, G.O.

              5.750%, 05/01/04 .....................         272,900

                                                          ------------

                                                             578,804

                                                          ------------



              TOTAL MUNICIPAL SECURITIES ...........      13,161,323

              (Cost $12,666,172)                         -------------








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - CONTINUED                         OCTOBER 31, 1998

----------------------------------------------------------------------------





                                                             Market

Par Value                                                    Value

---------                                                   --------


INVESTMENT COMPANIES - 1.54%

      17,819  Goldman Sachs Tax Exempt Fund ........      $   17,819

     185,126  Provident Money Market ...............         185,126

                                                          ------------

              TOTAL INVESTMENT COMPANIES ...........         202,945

              (Cost $202,945)                             ------------





TOTAL INVESTMENTS - 101.17% ........................      13,364,268

(Cost $12,869,117)*                                      -------------



LIABILITIES NET OF CASH AND OTHER ASSETS - (1.17%) .        (154,360)

                                                         -------------

NET ASSETS - 100.00% ...............................     $13,209,908

                                                         -------------

                                                         -------------






----------

*    Aggregage cost for Federal tax purposes is $12,869,117.





       Gross unrealized appreciation ......     $    501,066

       Gross unrealized depreciation ......           (5,915)

                                                --------------

       Net unrealized appreciation ........     $    495,151

                                                --------------

                                                --------------




  AMBAC  American Municipal Board Assurance Corp.

   FGIC  Federal Guaranty Insurance Corp.

    FSA  Fund Services Associates

   G.O.  General Obligation

   MBIA  Municipal Bond Insurance Association







PORTFOLIO COMPOSITION (Moody's Ratings)

---------------------


Investment Companies ..................         1%

Corporate Notes and Bonds:

Aaa ...................................        50%

Aa ....................................        37%

A .....................................         5%

Baa ...................................         5%

NR ....................................         2%

                                             -----

                                              100%

                                             -----

                                             -----






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - CONTINUED                         OCTOBER 31, 1998

----------------------------------------------------------------------------







                                                   Amortized

Par Value                                            Cost

---------                                            ----


COMMERCIAL PAPER - 95.48%



$  5,300,000  Toyota Motor Credit Corp.

              5.532%, 11/02/98 (A)..........    $   5,299,193

   8,500,000  GTE Corp.

              5.352%, 11/03/98 (A)..........        8,497,483

   2,400,000  Baxter International, Inc.

              5.591%, 11/04/98 (A)..........        2,398,890

   5,000,000  Duke Capital Corp.

              5.325%, 11/04/98 (A)..........        4,997,783

   5,000,000  Commercial Credit Co.

              5.404%, 11/05/98..............        5,000,000

   4,310,000  GTE Corp.

              5.344%, 11/05/98 (A)..........        4,307,452

   3,000,000  AON Corp.

              5.466%, 11/06/98 (A)..........        2,997,738

   7,000,000  Toys `R' Us, Inc.

              5.163%, 11/06/98 (A)..........        6,994,993

   4,000,000  AON Corp.

              5.571%, 11/09/98 (A)..........        3,995,084

  11,000,000  AVCO Financial Sevices, Inc.

              5.548%, 11/10/98..............       11,000,000

   9,000,000  CIT Group Holdings

              5.519%, 11/12/98..............        9,000,000

   6,500,000  Hertz Corp.

              5.286%, 11/13/98 (A)..........        6,488,603

   5,000,000  Baxter International, Inc.

              5.315%, 11/16/98 (A)..........        4,988,958

   5,100,000  Sears Roebuck Acceptance Corp.

              5.316%, 11/16/98..............        5,100,000

   6,000,000  Chrysler Financial Corp.

              5.398%, 11/17/98 (A)..........        5,985,733

   2,500,000  Sears Roebuck Acceptance Corp.

              5.194%, 11/17/98..............        2,500,000

   3,500,000  Heller Financial, Inc.

              5.549%, 11/18/98..............        3,500,000

   8,000,000  Prudential Funding Corp.

              5.450%, 11/18/98..............        8,000,000

   4,000,000  AON Corp.

              5.272%, 11/19/98 (A)..........        3,989,500

   5,000,000  General Electric Capital Corp.

              5.578%, 11/19/98..............        5,000,000

   2,000,000  Sears Roebuck Acceptance Corp.

              5.502%, 11/19/98..............        2,000,000

   6,000,000  Duke Capital Corp.

              5.593%, 11/20/98 (A)..........        5,982,520

   4,000,000  Texaco, Inc.

              5.458%, 11/20/98..............        4,000,000

   5,600,000  Transamerica Finance Group

              5.581%, 11/23/98 (A)..........        5,581,178

  14,000,000  American Home Products Corp.

              5.464%, 11/24/98 (A)..........       13,951,521

   5,000,000  American General Finance

              5.130%, 11/25/98..............        5,000,000



COMMERCIAL PAPER - (CONTINUED)



$  6,000,000  Chrysler Financial Corp.

              5.583%, 11/30/98 (A)..........    $   5,973,417

   4,000,000  General Electric Capital Corp.

              5.266%, 12/01/98..............        4,000,000

   5,800,000  Heller Financial, Inc.

              5.617%, 12/02/98..............        5,800,000

   4,000,000  Associates First Capital Corp.

              5.277%, 12/03/98..............        4,000,000

   4,000,000  Toys `R' Us, Inc.

              5.239%, 12/04/98 (A)..........        3,980,933

   4,000,000  Norwest Financial, Inc.

              5.261%, 12/07/98..............        4,000,000

   4,000,000  General Electric Capital Corp.

              5.272%, 12/08/98..............        4,000,000

   4,000,000  Associates First Capital Corp.

              5.282%, 12/09/98..............        4,000,000

   5,000,000  Prudential Funding Corp.

              5.095%, 12/09/98..............        5,000,000

   4,000,000  International Lease Finance Corp.

              5.244%, 12/10/98 (A)..........        3,977,467

   5,000,000  American General Finance

              5.106%, 12/11/98..............        5,000,000

   4,000,000  Household Finance Corp.

              5.250%, 12/11/98..............        4,000,000

   5,000,000  Norwest Financial, Inc.

              5.163%, 12/14/98..............        5,000,000

   5,000,000  American Express Credit Corp.

              5.085%, 12/15/98..............        5,000,000

   7,400,000  General Motors Acceptance Corp.

              5.112%, 01/04/99..............        7,400,000

   6,000,000  Baxter International, Inc.

              5.313%, 01/05/99 (A)..........        5,943,125

   4,300,000  Hertz Corp.

              5.148%, 01/07/99 (A)..........        4,259,266

   3,280,000  International Lease Finance Corp.

              5.390%, 01/08/99 (A)..........        3,247,164

   7,700,000  Toyota Motor Credit Corp.

              5.110%, 01/08/99 (A)..........        7,626,551

   9,000,000  Household Finance Corp.

              5.113%, 01/13/99..............        9,000,000

   7,000,000  General Motors Acceptance Corp.

              5.104%, 01/14/99..............        7,000,000

   4,400,000  Heller Financial, Inc.

              5.316%, 01/15/99..............        4,400,000

   3,600,000  Hertz Corp.

              5.144%, 01/19/99 (A)..........        3,559,868

   6,000,000  International Lease Finance Corp.

              5.076%, 01/22/99 (A)..........        5,931,530

                                                  -----------

              TOTAL COMMERCIAL PAPER              268,655,950

              (Cost $268,655,950)                 -----------








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

CHICAGO TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - CONTINUED                         OCTOBER 31, 1998

----------------------------------------------------------------------------







                                                        Amortized

Par Value                                                 Cost

---------                                                 ----


GIC WITHIN FUNDING AGREEMENT - 3.55%

$ 10,000,000  Allstate Life Funding Agreement GIC

              5.757%, 12/01/98...................     $  10,000,000

                                                      -------------

              TOTAL GIC WITHIN

              FUNDING AGREEMENT..................        10,000,000

              (Cost $10,000,000)                      -------------





REPURCHASE AGREEMENT - 1.15%

   3,236,000  First Chicago

              5.200%, dated 10/30/98 to be repurchased

              on 11/02/98 at $3,237,402

              (Collateralized by U.S. Treasury Bill

              4.000%, due 10/14/99)

              Total Par $3,435,000..................      3,236,000

                                                      -------------

              TOTAL REPURCHASE AGREEMENT............      3,236,000

              (Cost $3,236,000)                       -------------







TOTAL INVESTMENTS - 100.18%.........................    281,891,950

(Cost $281,891,950)*                                  -------------



LIABILITIES NET OF CASH AND OTHER ASSETS - (0.18%)..      (502,656)

                                                      -------------

NET ASSETS - 100.00%                                  $281,389,294

                                                      -------------

                                                      -------------






----------

(A)  Annualized yield at time of purchase

*    At October 31, 1998, cost is identical for book and Federal income tax purposes.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

ALLEGHANY FUNDS

STATEMENT OF ASSETS AND LIABILITIES                         OCTOBER 31, 1998

----------------------------------------------------------------------------







                                                                         CHICAGO TRUST

                                                    MONTAG & CALDWELL   GROWTH & INCOME      CHICAGO TRUST      CHICAGO TRUST

                                                       GROWTH FUND           FUND             TALON FUND         BALANCED FUND

                                                   ------------------ ------------------  ------------------  ------------------


ASSETS:

   Investments:

     Investments at cost.........................  $    1,499,700,738  $     222,034,138  $       21,463,727  $     159,853,152

     Repurchase agreements.......................                  --         21,355,000                  --          7,454,000

     Net unrealized appreciation.................         256,348,235        124,384,493           1,267,731         50,116,427

                                                   ------------------ ------------------  ------------------  ------------------

     Total investments at value..................       1,756,048,973        367,773,631          22,731,458        217,423,579

   Cash..........................................                  --             33,107                  --                 --

   Receivables:

     Dividends and interest......................           1,260,078            113,725              13,365          1,224,485

     Fund shares sold............................           4,223,821            200,767              42,271            117,155

     Investments sold............................                  --                 --                  --          1,073,465

     Due from Advisor, net.......................                  --                 --                  --                 --

   Deferred organization costs...................               3,338                577               2,944              2,634

   Other assets..................................              36,191             35,860                  86                559

                                                   ------------------ ------------------  ------------------  ------------------

       Total assets..............................       1,761,572,401        368,157,667          22,790,124        219,841,877

                                                   ------------------ ------------------  ------------------  ------------------



LIABILITIES:

   Payables:

     Bank overdraft..............................              63,164                 --                  10              2,400

     Dividend distribution ......................                  --                 --                  --                 --

     Investments purchased.......................          16,556,586                 --                  --                 --

     Fund shares redeemed........................             983,007            160,645                  88            115,467

     Due to Advisor, net.........................             793,778            200,937              10,525            124,534

     Distribution fee............................                  --             60,189              29,878            180,676

     Trustees fee................................               3,616              1,454                 911              1,221

   Accrued expenses and other payables...........             393,743             68,000              21,020             56,037

                                                   ------------------ ------------------  ------------------  ------------------

       Total liabilities.........................          18,793,894            491,225              62,432            480,335

                                                   ------------------ ------------------  ------------------  ------------------



NET ASSETS.......................................  $    1,742,778,507  $     367,666,442  $       22,727,692  $     219,361,542

                                                   ------------------ ------------------  ------------------  ------------------

                                                   ------------------ ------------------  ------------------  ------------------



NET ASSETS CONSIST OF:

   Capital paid-in...............................  $    1,422,549,988  $     220,003,494  $       21,765,149  $     155,556,778

   Accumulated undistributed (distribution

     in excess of) net investment income (loss)..                  --                 --               3,805            693,191

   Accumulated net realized gain (loss)

     on investments..............................          63,880,284         23,278,455            (308,993)        12,995,146

   Net unrealized appreciation

     on investments..............................         256,348,235        124,384,493           1,267,731         50,116,427

                                                   ------------------ ------------------  ------------------  ------------------

TOTAL NET ASSETS.................................  $    1,742,778,507  $     367,666,442  $       22,727,692  $     219,361,542

                                                   ------------------ ------------------  ------------------  ------------------

                                                   ------------------ ------------------  ------------------  ------------------



SHARES OF BENEFICIAL INTEREST OUTSTANDING........          65,621,107         15,946,790           1,726,652         18,230,280



NET ASSET VALUE

   Offering and redemption price per share

   (Net Assets/Shares Outstanding)...............                  (A) $           23.06  $            13.16  $           12.03

                                                   ------------------ ------------------  ------------------  ------------------

                                                   ------------------ ------------------  ------------------  ------------------






----------

(A)  Montag & Caldwell Growth Fund Class N (Retail):

     Net Asset Value, offering price and redemption price per share (Based on net assets of $1,004,355,405 and 37,909,987 shares issued and outstanding)

     $26.49



     Montag & Caldwell Growth Fund Class I (Institutional):

     Net Asset Value, offering price and redemption price per share (Based on net assets of $738,423,102 and 27,711,120 shares issued and outstanding)

     $26.65





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                            CHICAGO TRUST         CHICAGO TRUST

              MONTAG & CALDWELL       CHICAGO TRUST        MUNICIPAL BOND         MONEY MARKET

                BALANCED FUND           BOND FUND               FUND                  FUND

              ------------------    ------------------    ------------------    ------------------


              $     139,967,661     $     144,316,071     $      12,869,117     $     278,655,950

                             --             9,753,000                    --             3,236,000

                     17,517,993             3,461,293               495,151                    --

              ------------------    ------------------    ------------------    ------------------

                    157,485,654           157,530,364            13,364,268           281,891,950

                            531                    --                   504                 1,015



                      1,056,695             2,182,183               204,791               613,221

                        192,364               201,533                    --                98,504

                             --             1,073,465                    --                    --

                             --                    --                 7,051                    --

                          3,337                   577                   577                   577

                            260                   381                    37                   754

              ------------------    ------------------    ------------------    ------------------

                    158,738,841           160,988,503            13,577,228           282,606,021

              ------------------    ------------------    ------------------    ------------------







                             --                 3,403                    --                    --

                             --                    --                    --             1,065,122

                             --                    --               298,499                    --

                        200,606               143,379                    --                20,126

                         80,549                54,171                    --                94,551

                             --               199,836                52,462                    --

                          1,124                 1,128                   896                 1,318

                         58,214                25,366                15,463                35,610

              ------------------    ------------------    ------------------    ------------------

                        340,493               427,283               367,320             1,216,727

              ------------------    ------------------    ------------------    ------------------



              $     158,398,348     $     160,561,220     $      13,209,908     $     281,389,294

              ------------------    ------------------    ------------------    ------------------

              ------------------    ------------------    ------------------    ------------------





              $     131,995,888     $     155,978,487     $      12,722,879     $     281,389,294



                        351,445               412,661                26,603                    --



                      8,533,022               708,779               (34,725)                   --



                     17,517,993             3,461,293               495,151                    --

              ------------------    ------------------    ------------------    ------------------

              $     158,398,348     $     160,561,220     $      13,209,908     $     281,389,294

              ------------------    ------------------    ------------------    ------------------

              ------------------    ------------------    ------------------    ------------------



                      8,997,568            15,636,666             1,274,844           281,389,294





              $           17.60     $           10.27     $           10.36     $            1.00

              ------------------    ------------------    ------------------    ------------------

              ------------------    ------------------    ------------------    ------------------




ALLEGHANY FUNDS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

--------------------------------------------------------------------------------







                                                                        CHICAGO TRUST

                                                   MONTAG & CALDWELL   GROWTH & INCOME      CHICAGO TRUST      CHICAGO TRUST

                                                      GROWTH FUND           FUND             TALON FUND         BALANCED FUND

                                                  -----------------  ------------------  ------------------  ------------------


 INVESTMENT INCOME:

   Dividends...................................   $       9,082,746   $       2,460,911  $          178,745  $          979,385

   Interest....................................           2,602,662             757,761             316,698           6,034,686

                                                  -----------------  ------------------  ------------------  ------------------

     Total investment income...................          11,685,408           3,218,672             495,443           7,014,071

                                                  -----------------  ------------------  ------------------  ------------------



 EXPENSES:

   Investment advisory fees....................           9,438,160           2,312,832             224,933           1,453,465

   Distribution expenses.......................           1,942,143             826,012              70,291             519,095

   Transfer agent fees.........................             336,495              89,857              37,304              22,245

   Administration fees.........................             741,210             191,695              18,106             131,063

   Registration expenses.......................             311,084              29,781              15,326              18,569

   Custodian fees..............................              23,727              19,795              12,594              22,983

   Professional fees...........................              72,728              27,943              17,009              24,340

   Amortization of organization costs..........               3,332               4,997               3,333               1,402

   Reports to shareowner expense...............              53,172              15,357               1,247               9,714

   Trustees fees...............................               6,663               4,501               3,958               4,268

   Other expenses..............................             178,798              43,349               5,642              36,403

                                                  -----------------  ------------------  ------------------  ------------------

     Total expenses............................          13,107,512           3,566,119             409,743           2,243,547

                                                  -----------------  ------------------  ------------------  ------------------

     Expenses waived/reimbursed................                  --                  --             (43,706)                 --

                                                  -----------------  ------------------  ------------------  ------------------

     Net expenses..............................          13,107,512           3,566,119             366,037           2,243,547

                                                  -----------------  ------------------  ------------------  ------------------

 NET INVESTMENT INCOME (LOSS)..................          (1,422,104)           (347,447)            129,406           4,770,524

                                                  -----------------  ------------------  ------------------  ------------------



 NET REALIZED AND UNREALIZED

   GAIN (LOSS) ON INVESTMENTS :

   Net realized gain (loss) on investments

     (including a net realized (loss) on option

     transactions of ($96,126) in the Talon Fund)        63,978,484          23,413,427            (152,152)         13,005,184

   Net change in unrealized appreciation

     (depreciation) on investments.............         109,207,399          47,348,240          (2,860,775)         16,518,248

                                                  -----------------  ------------------  ------------------  ------------------



   NET REALIZED AND UNREALIZED

     GAIN (LOSS) ON INVESTMENTS................         173,185,883          70,761,667          (3,012,927)         29,523,432

                                                  -----------------  ------------------  ------------------  ------------------



 NET INCREASE (DECREASE) IN NET

   ASSETS FROM OPERATIONS......................   $     171,763,779   $      70,414,220  $       (2,883,521) $       34,293,956

                                                  -----------------  ------------------  ------------------  ------------------

                                                  -----------------  ------------------  ------------------  ------------------








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                            CHICAGO TRUST         CHICAGO TRUST

              MONTAG & CALDWELL       CHICAGO TRUST        MUNICIPAL BOND         MONEY MARKET

                BALANCED FUND           BOND FUND               FUND                  FUND

             ------------------    ------------------    ------------------    ------------------


              $         578,855     $              --     $              --     $              --

                      3,119,261             9,088,167               606,663            14,477,508

             ------------------    ------------------    ------------------    ------------------

                      3,698,116             9,088,167               606,663            14,477,508

             ------------------    ------------------    ------------------    ------------------





                        971,351               740,845                78,556             1,026,684

                        323,784               336,748                19,294                    --

                         33,951                24,946                19,247                34,677

                         80,312                87,388                12,164               148,930

                         36,201                26,149                15,116                28,724

                         19,054                21,980                10,770                21,898

                         21,522                21,935                17,624                27,124

                          3,332                 4,997                 4,997                 4,997

                          6,324                 6,816                   621                13,176

                          4,171                 4,175                 3,943                 4,365

                         30,554                18,256                 2,430                31,000

             ------------------    ------------------    ------------------    ------------------

                      1,530,556             1,294,235               184,762             1,341,575

             ------------------    ------------------    ------------------    ------------------

                             --              (217,546)             (138,689)              (24,492)

             ------------------    ------------------    ------------------    ------------------

                      1,530,556             1,076,689                46,073             1,317,083

             ------------------    ------------------    ------------------    ------------------

                      2,167,560             8,011,478               560,590            13,160,425

             ------------------    ------------------    ------------------    ------------------





                      8,565,876               720,844                56,385                    --



                      5,973,930               629,065               175,662                    --

             ------------------    ------------------    ------------------    ------------------





                     14,539,806             1,349,909               232,047                    --

             ------------------    ------------------    ------------------    ------------------





              $      16,707,366     $       9,361,387     $         792,637     $      13,160,425

             ------------------    ------------------    ------------------    ------------------

             ------------------    ------------------    ------------------    ------------------




ALLEGHANY FUNDS

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------







                                                                 MONTAG & CALDWELL                      CHICAGO TRUST

                                                                    GROWTH FUND                     GROWTH & INCOME FUND

                                                        ---------------------------------     ---------------------------------

                                                              YEARS ENDED OCTOBER 31,              YEARS ENDED OCTOBER 31,

                                                              1998              1997               1998              1997

                                                        ----------------  ---------------     ---------------  ----------------


NET ASSETS AT BEGINNING OF PERIOD                       $    748,418,166  $   218,649,895     $   274,607,907  $    205,133,317

                                                        ----------------  ---------------     ---------------  ----------------

INCREASE IN NET ASSETS FROM OPERATIONS:

   Net investment income (loss)                               (1,422,104)      (1,327,085)           (347,447)        1,018,470

   Net realized gain (loss) on investments sold

     and purchased options transactions                       63,978,484        8,570,687          23,413,427        19,177,699

   Net change in unrealized appreciation (depreciation)

     on investments and assets

     and liabilities in purchased options                    109,207,399      114,427,550          47,348,240        33,416,450

                                                        ----------------  ---------------     ---------------  ----------------

   Net increase (decrease) in net assets

     from operations                                         171,763,779      121,671,152          70,414,220        53,612,619

                                                        ----------------  ---------------     ---------------  ----------------

DISTRIBUTIONS TO SHAREOWNERS:

   From and in excess of net investment income:

     Retail Class                                                      --              --             (23,963)       (1,152,026)

     Institutional Class                                               --         (26,630)                 --                --

   From realized gain on investments:

     Retail Class                                             (4,750,066)      (1,466,613)        (19,283,609)       (4,334,020)

     Institutional Class                                      (2,772,360)        (412,803)                 --                --

   Return of Capital                                                  --               --             (30,652)               --

                                                        ----------------  ---------------     ---------------  ----------------



     Total distributions                                      (7,522,426)      (1,906,046)        (19,338,224)       (5,486,046)

                                                        ----------------  ---------------     ---------------  ----------------



CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sales of shares:

     Retail Class                                            735,037,158      339,687,434          84,420,291        50,803,893

     Institutional Class                                     510,661,778      228,296,239                  --                --

   Issued to shareowners in reinvestment of distributions:

     Retail Class                                              4,476,035        1,404,998          19,000,003         5,404,887

     Institutional Class                                       2,260,596          396,515                  --                --

   Cost of shares repurchased:

     Retail Class                                           (318,089,688)    (115,055,486)        (61,437,755)      (34,860,763)

     Institutional Class                                    (104,226,891)     (44,726,535)                 --                --

                                                        ----------------  ---------------     ---------------  ----------------

       Net increase from capital

        share transactions                                   830,118,988      410,003,165          41,982,539        21,348,017

                                                        ----------------  ---------------     ---------------  ----------------

       Total increase (decrease) in net assets               994,360,341      529,768,271          93,058,535        69,474,590

                                                        ----------------  ---------------     ---------------  ----------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)          $  1,742,778,507  $   748,418,166     $   367,666,442  $    274,607,907

                                                        ----------------  ---------------     ---------------  ----------------

                                                        ----------------  ---------------     ---------------  ----------------





(A) Undistributed net investment income                 $             --  $            --     $            --  $             --

                                                        ----------------  ---------------     ---------------  ----------------

OTHER INFORMATION:

SHARE TRANSACTIONS:

   Retail Class:

     Sold                                                     28,902,833       16,692,907           3,911,120         2,806,114

     Issued to shareowner in reinvestment

       of distributions                                          198,582           79,785           1,006,991           326,567

     Repurchased                                             (12,333,539)      (5,364,133)         (2,888,977)       (1,902,988)

   Institutional Class:

     Sold                                                     19,881,332       10,833,116                  --                --

     Issued to shareowner in reinvestment

       of distributions                                           99,938           22,316                  --                --

     Repurchased                                              (4,087,111)      (2,106,489)                 --                --

                                                        ----------------  ---------------     ---------------  ----------------

       Net increase in shares outstanding                     32,662,035       20,157,502           2,029,134         1,229,693

                                                        ----------------  ---------------     ---------------  ----------------

                                                        ----------------  ---------------     ---------------  ----------------








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





               CHICAGO TRUST                         CHICAGO TRUST

                TALON FUND                           BALANCED FUND

     ---------------------------------    ---------------------------------

          YEARS ENDED OCTOBER 31,               YEARS ENDED OCTOBER 31,

           1998             1997                1998             1997

     ---------------  ----------------    ----------------  ---------------


     $    28,459,583  $     17,417,675    $    187,993,337  $   156,703,443

     ---------------  ----------------    ----------------  ---------------





             129,406           162,715           4,770,524        4,843,563



            (152,152)        4,497,850          13,005,184       11,378,927





          (2,860,775)        1,618,377          16,518,248       15,462,457

     ---------------  ----------------    ----------------  ---------------



          (2,883,521)        6,278,942          34,293,956       31,684,947

     ---------------  ----------------    ----------------  ---------------





            (163,813)         (134,407)         (4,710,584)      (4,764,936)

                  --                --                  --               --



          (4,653,292)       (1,458,660)        (11,401,639)      (2,253,139)

                  --                --                  --               --

                  --                --                  --               --

     ---------------  ----------------    ----------------  ---------------



          (4,817,105)       (1,593,067)        (16,112,223)      (7,018,075)

     ---------------  ----------------    ----------------  ---------------





           6,908,329         6,345,104          36,882,800       28,395,564

                  --                --                  --               --



           4,757,368         1,577,255          16,106,383        7,017,789

                  --                --                  --               --



          (9,696,962)       (1,566,326)        (39,802,711)     (28,790,331)

                  --                --                  --               --

     ---------------  ----------------    ----------------  ---------------



           1,968,735         6,356,033          13,186,472        6,623,022

     ---------------  ----------------    ----------------  ---------------

          (5,731,891)       11,041,908          31,368,205       31,289,894

     ---------------  ----------------    ----------------  ---------------

     $    22,727,692  $     28,459,583    $    219,361,542  $   187,993,337

     ---------------  ----------------    ----------------  ---------------

     ---------------  ----------------    ----------------  ---------------



     $         3,805  $         37,253    $        693,191  $       624,636

     ---------------  ----------------    ----------------  ---------------







             451,934           397,032           3,317,900        2,757,711



             318,839           107,919           1,398,337          699,716

            (661,255)          (97,875)         (3,485,565)      (2,774,505)



                  --                --                  --               --



                  --                --                  --               --

                  --                --                  --               --

     ---------------  ----------------    ----------------  ---------------

             109,518           407,076           1,230,672          682,922

     ---------------  ----------------    ----------------  ---------------

     ---------------  ----------------    ----------------  ---------------




ALLEGHANY FUNDS

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)              OCTOBER 31, 1998

--------------------------------------------------------------------------------







                                                                 MONTAG & CALDWELL                      CHICAGO TRUST

                                                                   BALANCED FUND                          BOND FUND

                                                        ---------------------------------     ---------------------------------

                                                              YEARS ENDED OCTOBER 31,              YEARS ENDED OCTOBER 31,

                                                              1998              1997               1998              1997

                                                        ----------------  ---------------     ---------------  ----------------


NET ASSETS AT BEGINNING OF PERIOD.................      $     82,719,053  $    31,472,671     $   120,532,177  $     79,210,728

                                                        ----------------  ---------------     ---------------  ----------------

INCREASE IN NET ASSETS FROM OPERATIONS:

   Net investment income..........................             2,167,560          952,704           8,011,478         6,243,541

   Net realized gain (loss) on investments sold...             8,565,876        2,102,297             720,844           (36,729)

   Net change in unrealized appreciation

     of investments...............................             5,973,930        7,581,239             629,065         2,754,254

                                                        ----------------  ---------------     ---------------  ----------------

   Net increase in net assets

     from operations..............................            16,707,366       10,636,240           9,361,387         8,961,066

                                                        ----------------  ---------------     ---------------  ----------------

DISTRIBUTIONS TO SHAREOWNERS FROM:

   Net investment income..........................            (2,001,366)        (837,377)         (8,038,190)       (6,043,358)

   Net realized gain on investments...............            (2,095,351)      (2,702,590)                 --           (16,748)

                                                        ----------------  ---------------     ---------------  ----------------



     Total distributions..........................            (4,096,717)      (3,539,967)         (8,038,190)       (6,060,106)

                                                        ----------------  ---------------     ---------------  ----------------



CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sales of shares..............           101,273,482       58,631,470          75,297,016        46,817,358

   Issued to shareowners in

     reinvestment of distributions................             3,950,066        3,490,623           6,689,047         4,797,389

   Cost of shares repurchased.....................           (42,154,902)     (17,971,984)        (43,280,217)      (13,194,258)

                                                        ----------------  ---------------     ---------------  ----------------

       Net increase from

        capital share transactions................            63,068,646       44,150,109          38,705,846        38,420,489

                                                        ----------------  ---------------     ---------------  ----------------

       Total increase in net assets...............            75,679,295       51,246,382          40,029,043        41,321,449

                                                        ----------------  ---------------     ---------------  ----------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)....      $    158,398,348  $    82,719,053     $   160,561,220  $    120,532,177

                                                        ----------------  ---------------     ---------------  ----------------

                                                        ----------------  ---------------     ---------------  ----------------



(A) Undistributed net investment income...........      $        351,445  $       185,563     $       412,661  $        452,597

                                                        ----------------  ---------------     ---------------  ----------------

OTHER INFORMATION:

SHARE TRANSACTIONS:

     Sold.........................................             6,029,088        3,939,135           7,333,221         4,734,805

     Issued to shareholders in reinvestment

       of distributions...........................               244,553          255,726             656,919           485,679

     Repurchased..................................            (2,443,871)      (1,229,194)         (4,247,776)       (1,334,065)

                                                        ----------------  ---------------     ---------------  ----------------

       Net increase in shares outstanding.........             3,829,770        2,965,667           3,742,364         3,886,419

                                                        ----------------  ---------------     ---------------  ----------------

                                                        ----------------  ---------------     ---------------  ----------------








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





               CHICAGO TRUST                         CHICAGO TRUST

            MUNICIPAL BOND FUND                    MONEY MARKET FUND

     ---------------------------------    ---------------------------------

          Years Ended October 31,               Years Ended October 31,

           1998             1997                1998             1997

     ---------------  ----------------    ----------------  ---------------


     $    12,379,208  $     11,186,162    $    238,551,474  $   226,535,616

     ---------------  ----------------    ----------------  ---------------





             560,590           430,579          13,160,425       12,701,010

              56,385             6,147                  --               --



             175,662           140,720                  --               --

     ---------------  ----------------    ----------------  ---------------



             792,637           577,446          13,160,425       12,701,010

     ---------------  ----------------    ----------------  ---------------



            (561,443)         (426,993)        (13,160,425)     (12,701,010)

                  --                --                  --               --

     ---------------  ----------------    ----------------  ---------------



            (561,443)         (426,993)        (13,160,425)     (12,701,010)

     ---------------  ----------------    ----------------  ---------------





          10,749,139         1,375,126         720,702,583      569,551,234



              42,390            21,748             816,231          434,377

         (10,192,023)         (354,281)       (678,680,994)    (557,969,753)

     ---------------  ----------------    ----------------  ---------------



             599,506         1,042,593          42,837,820       12,015,858

     ---------------  ----------------    ----------------  ---------------

             830,700         1,193,046          42,837,820       12,015,858

     ---------------  ----------------    ----------------  ---------------

     $    13,209,908  $     12,379,208    $    281,389,294  $   238,551,474

     ---------------  ----------------    ----------------  ---------------

     ---------------  ----------------    ----------------  ---------------

     $        26,603  $         27,456    $             --  $            --

     ---------------  ----------------    ----------------  ---------------





           1,049,531           135,835         720,702,583      569,551,234



               4,135             2,159             816,231          434,377

            (994,156)          (35,025)       (678,680,994)    (557,969,753)

     ---------------  ----------------    ----------------  ---------------

              59,510           102,969          42,837,820       12,015,858

     ---------------  ----------------    ----------------  ---------------

     ---------------  ----------------    ----------------  ---------------




ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

-------------------------------------------------------------------------------



                                                                            MONTAG & CALDWELL GROWTH FUND

                                                         ---------------------------------------------------------------------

                                                                                    RETAIL CLASS

                                                         ---------------------------------------------------------------------

                                                               YEAR             YEAR              YEAR             PERIOD

                                                               ENDED            ENDED             ENDED             ENDED

                                                              10/31/98         10/31/97          10/31/96         10/31/95(a)

                                                            -----------      -----------       -----------        -----------




Net Asset Value, Beginning of Period .................   $          22.68    $      17.08     $     13.16     $    10.00

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income (loss) ....................              (0.05)          (0.05)             --           0.02

     Net realized and unrealized gain

       on investments ................................               4.07            5.79            3.93           3.16

                                                         ----------------    ------------     -----------    -----------

       Total from investment operations ..............               4.02            5.74            3.93           3.18

                                                         ----------------    ------------     -----------    -----------



   LESS DISTRIBUTIONS:

     Distributions from and in excess

       of net investment income ......................                 --              --           (0.01)         (0.02)

     Distributions from net realized

       gain on investments ...........................              (0.21)          (0.14)             --             --

                                                         ----------------    ------------     -----------    -----------

       Total distributions ...........................              (0.21)          (0.14)          (0.01)         (0.02)

                                                         ----------------    ------------     -----------    -----------

Net increase in net asset value ......................               3.81            5.60            3.92           3.16

                                                         ----------------    ------------     -----------    -----------

Net Asset Value, End of Period .......................   $          26.49  $        22.68  $        17.08  $       13.16

                                                         ----------------    ------------     -----------    -----------

                                                         ----------------    ------------     -----------    -----------



TOTAL RETURN .........................................              17.90%          33.82%          29.91%         31.87%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's) .................      $   1,004,356     $   479,557     $   166,243    $    40,355

Ratios of expenses to average net assets:

   Before reimbursement of expenses

     by Advisor(1).....................................              1.12%           1.24%           1.32%          1.87%

   After reimbursement of expenses

     by Advisor(1).....................................              1.12%           1.23%           1.28%          1.30%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

     by Advisor(1).....................................             (0.22)%         (0.38)%         (0.10)%        (0.36)%

   After reimbursement of expenses

     by Advisor(1).....................................              (0.22)%         (0.37)%         (0.06)%         0.20%

Portfolio Turnover(1)..................................              29.81%          18.65%          26.36%         34.46%






---------------------------------------------------

 (1) Annualized.

 (a) Montag & Caldwell Growth Fund Retail Class commenced investment operations on November 2, 1994.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                           OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                       MONTAG & CALDWELL GROWTH FUND

                                                         -----------------------------------------------------------

                                                                            INSTITUTIONAL CLASS

                                                         -----------------------------------------------------------

                                                              YEAR                  YEAR                 PERIOD

                                                              ENDED                 ENDED                 ENDED

                                                            10/31/98              10/31/97             10/31/96(a)

                                                         --------------        --------------        --------------


Net Asset Value, Beginning of Period..............        $      22.75      $          17.08     $           15.59

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income........................                0.01                    --                  0.02

     Net realized and unrealized gain

       on investments.............................                4.10                  5.81                  1.49

                                                        --------------      ----------------     -----------------

       Total from investment operations...........                4.11                  5.81                  1.51

                                                        --------------      ----------------     -----------------



   LESS DISTRIBUTIONS:

     Distributions from and in excess

       of net investment income...................                  --                    --                 (0.02)

     Distributions from net realized

       gain on investments........................               (0.21)                (0.14)                   --

                                                        --------------      ----------------     -----------------

         Total distributions......................               (0.21)                (0.14)                (0.02)

                                                        --------------      ----------------     -----------------

Net increase in net asset value...................                3.90                  5.67                  1.49

                                                        --------------      ----------------     -----------------

Net Asset Value, End of Period....................        $      26.65      $          22.75     $           17.08

                                                        --------------      ----------------     -----------------

                                                        --------------      ----------------     -----------------

TOTAL RETURN......................................               18.24%                34.26%                 9.67%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's)..............        $    738,423      $        268,861     $          52,407

Ratios of expenses to average net assets:

   Before reimbursement of expenses

     by Advisor(1)................................                0.85%                 0.93%                 0.98%

   After reimbursement of expenses

     by Advisor(1)................................                0.85%                 0.93%                 0.98%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

     by Advisor(1)................................                0.05%                (0.07)%                0.17%

   After reimbursement of expenses

     by Advisor(1)................................                0.05%                (0.06)%                0.17%

Portfolio Turnover(1).............................               29.81%                18.65%                26.36%




----------------------------------------------------

 (1) Annualized.

 (a) Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

-------------------------------------------------------------------------------



                                                                           CHICAGO TRUST GROWTH & INCOME FUND

                                                          --------------------------------------------------------------------------



                                                            YEAR             YEAR            YEAR            YEAR         PERIOD

                                                            ENDED            ENDED           ENDED           ENDED         ENDED

                                                          10/31/98         10/31/97        10/31/96        10/31/95     10/31/94(a)

                                                          -----------     -----------     -----------     -----------  -----------


Net Asset Value, Beginning of Period ...................   $    19.73      $    16.17      $    12.90      $    10.11  $     10.00

   INCOME FROM INVESTMENT OPERATIONS:                     -----------     -----------     -----------     -----------  -----------

     Net investment income (loss) ......................        (0.02)           0.08            0.11            0.09         0.07

     Net realized and unrealized gain

       on investments ..................................         4.73            3.91            3.34            2.79         0.10

                                                          -----------     -----------     -----------     -----------  ------------

         Total from investment operations ..............         4.71            3.99            3.45            2.88         0.17

                                                          -----------     -----------     -----------     -----------  ------------



   LESS DISTRIBUTIONS:

     Distributions from and in excess of net

       investment income ...............................        (0.01)          (0.09)          (0.11)          (0.09)       (0.06)

     Distributions from net realized gain on investments        (1.37)          (0.34)          (0.07)             --           --

                                                          -----------     -----------     -----------     -----------  ------------

         Total distributions ...........................        (1.38)          (0.43)          (0.18)          (0.09)       (0.06)

                                                          -----------     -----------     -----------     -----------  ------------

Net increase in net asset value ........................         3.33            3.56            3.27            2.79         0.11

                                                          -----------     -----------     -----------     -----------  ------------

Net Asset Value, End of Period .........................   $    23.06      $    19.73      $    16.17       $   12.90  $     10.11

                                                          -----------     -----------     -----------     -----------  ------------

                                                          -----------     -----------     -----------     -----------  ------------



TOTAL RETURN ...........................................        25.43%          25.16%          26.98%          28.66%        1.73%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's)....................   $  367,666      $  274,608      $  205,133       $ 172,296  $    12,282

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).......................................         1.08%           1.12%           1.15%           1.50%        2.21%

   After reimbursement of expenses

    by Advisor(1).......................................         1.08%           1.07%(2)        1.00%           1.09%(3)     1.20%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).......................................        (0.11)%          0.36%           0.62%           0.33%      (0.15)%

   After reimbursement of expenses

    by Advisor(1).......................................        (0.11)%          0.41%           0.77%           0.74%       0.86%

Portfolio Turnover(1)...................................        34.21%          30.58%          25.48%           9.00%      37.01%




-------------------------------------------

(1)  Annualized.

(2)  The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

(3)  The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.

(a)  Chicago Trust Growth & Income Fund commenced investment operations on

     December 13, 1993.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                            CHICAGO TRUST TALON FUND

                                                         -------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR       YEAR         PERIOD

                                                            ENDED          ENDED          ENDED      ENDED         ENDED

                                                           10/31/98       10/31/97       10/31/96   10/31/95     10/31/94(a)

                                                         ------------    ----------     ---------  ---------     ----------




Net Asset Value, Beginning of Period                      $     17.60     $   14.39      $  12.07   $  10.25      $  10.00

   INCOME FROM INVESTMENT OPERATIONS:                    ------------    ----------     ---------  ---------     ---------

     Net investment income .............................         0.07          0.11          0.04       0.09          0.02

     Net realized and unrealized gain (loss)

       on investments and options ......................        (1.59)         4.38          3.01       1.84          0.23

                                                         ------------    ----------     ---------  ---------     ---------

         Total from investment operations ..............        (1.52)         4.49          3.05       1.93          0.25

                                                         ------------    ----------     ---------  ---------     ---------



   LESS DISTRIBUTIONS:

     Distributions from and in excess of net

       investment income and options ...................        (0.09)        (0.09)        (0.03)     (0.11)           --

     Distributions from net realized gain on investments        (2.83)        (1.19)        (0.70)        --            --

                                                         ------------    ----------     ---------  ---------     ---------

         Total distributions ...........................        (2.92)        (1.28)        (0.73)     (0.11)           --

                                                         ------------    ----------     ---------  ---------     ---------

Net increase (decrease) in net asset value .............        (4.44)         3.21          2.32       1.82          0.25

                                                         ------------    ----------     ---------  ---------     ---------

Net Asset Value, End of Period..........................  $     13.16     $   17.60      $  14.39   $  12.07      $  10.25

                                                         ------------    ----------     ---------  ---------     ---------

                                                         ------------    ----------     ---------  ---------     ---------

TOTAL RETURN............................................       (10.54)%       33.47%        26.51%     18.92%         2.50%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's)....................  $    22,728     $  28,460      $ 17,418   $ 10,538      $  4,355

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).......................................         1.46%         1.67%         1.98%      3.04%         7.82%

   After reimbursement of expenses

    by Advisor(1).......................................         1.30%         1.30%         1.30%      1.30%         1.30%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).......................................         0.30%         0.34%        (0.38)%    (0.97)%       (4.13)%

   After reimbursement of expenses

    by Advisor(1).......................................         0.46%         0.71%         0.30%      0.77%         2.39%

Portfolio Turnover(1)...................................        78.33%       112.72%       126.83%    229.43%        33.66%




--------------------------------------------------------------

(1)  Annualized.

(a)  Chicago Trust Talon Fund commenced investment operations on September 19,

     1994.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

-------------------------------------------------------------------------------







                                                                             CHICAGO TRUST BALANCED FUND

                                                            ----------------------------------------------------------------

                                                                YEAR                YEAR              YEAR        PERIOD

                                                                ENDED               ENDED             ENDED        ENDED

                                                              10/31/98             10/31/97         10/31/96    10/31/95(a)

                                                            -------------       ------------      -----------  ------------


Net Asset Value, Beginning of Period .................      $     11.06         $     9.60        $      8.43     $    8.34

                                                            -----------         ----------        -----------     ----------

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income ...........................             0.27               0.28               0.27          0.03

     Net realized and unrealized gain

       on investments ................................             1.65               1.60               1.16          0.06

                                                            -----------         ----------        -----------     ----------

         Total from investment operations ............             1.92               1.88               1.43          0.09

                                                            -----------         ----------        -----------     ----------



   LESS DISTRIBUTIONS:

     Distributions from and in excess of net

       investment income .............................            (0.27)             (0.28)             (0.26)           --

     Distributions from net realized gain on

       investments ...................................            (0.68)             (0.14)                --            --

                                                            -----------         ----------        -----------     ----------

         Total distributions .........................            (0.95)             (0.42)             (0.26)           --

                                                            -----------         ----------        -----------     ----------

Net increase in net asset value ......................             0.97               1.46               1.17          0.09

                                                            -----------         ----------        -----------     ----------

Net Asset Value, End of Period .......................      $     12.03         $    11.06         $     9.60     $    8.43

                                                            -----------         ----------        -----------     ----------

TOTAL RETURN .........................................            18.50%             20.10%             17.21%         1.08%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's) .................      $   219,362         $  187,993         $  156,703     $ 152,820

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................             1.08%              1.13%              1.17%         1.19%

   After reimbursement of expenses

    by Advisor(1).....................................             1.08%              1.07%(2)           1.00%         1.00%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................             2.30%              2.70%              2.79%         2.56%

   After reimbursement of expenses

    by Advisor(1).....................................             2.30%              2.76%              2.96%         2.73%

Portfolio Turnover(1).................................            40.28%             34.69%             34.29%         0.72%




--------------------------------------------------

(1)  Annualized.

(2)  The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

(a)  Chicago Trust Balanced Fund (formerly the Chicago Trust Asset Allocation

     Fund) commenced investment operations on September 21, 1995.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

--------------------------------------------------------------------------------





                                                                      MONTAG & CALDWELL BALANCED FUND

                                                     --------------------------------------------------------------------

                                                           YEAR              YEAR           YEAR            PERIOD

                                                           ENDED             ENDED          ENDED           ENDED

                                                         10/31/98           10/31/97      10/31/96        10/31/95(a)

                                                        ----------          --------     ----------       ------------


Net Asset Value, Beginning of Period..............   $        16.01    $        14.29   $        12.12    $        10.00

                                                     --------------    --------------   --------------    --------------

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income........................             0.27              0.25             0.27              0.26

     Net realized and unrealized gain

       on investments.............................             1.97              2.93             2.17              2.09

                                                     --------------    --------------   --------------    --------------

         Total from investment operations.........             2.24              3.18             2.44              2.35

                                                     --------------    --------------   --------------    --------------



   LESS DISTRIBUTIONS:

     Distributions from and in excess of net

       investment income..........................            (0.27)            (0.25)           (0.27)            (0.23)

     Distributions from net realized gain on

       investments................................            (0.38)            (1.21)              --                --

                                                     --------------    --------------   --------------    --------------

         Total distributions......................            (0.65)            (1.46)           (0.27)            (0.23)

                                                     --------------    --------------   --------------    --------------

Net increase in net asset value...................             1.59              1.72             2.17              2.12

                                                     --------------    --------------   --------------    --------------

Net Asset Value, End of Period....................   $        17.60    $        16.01   $        14.29    $        12.12

                                                     --------------    --------------   --------------    --------------

                                                     --------------    --------------   --------------    --------------



TOTAL RETURN......................................            14.46%            24.26%           20.37%            23.75%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's)..............   $      158,398    $       82,719   $       31,473    $       21,908

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).................................             1.18%             1.33%            1.58%             2.50%

   After reimbursement of expenses

    by Advisor(1).................................             1.18%             1.25%            1.25%             1.25%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).................................             1.67%             1.70%            1.83%             1.38%

   After reimbursement of expenses

    by Advisor(1).................................             1.67%             1.78%            2.16%             2.63%

Portfolio Turnover(1).............................            59.02%            28.13%           43.58%            27.33%






------------------------------------------------------------------

(1)  Annualized.

(a)  Montag & Caldwell Balanced Fund commenced investment operations on November

     2, 1994.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

-------------------------------------------------------------------------------





                                                                                 CHICAGO TRUST BOND FUND

                                                           -----------------------------------------------------------------------

                                                              YEAR           YEAR          YEAR            YEAR          PERIOD

                                                              ENDED          ENDED         ENDED           ENDED         ENDED

                                                            10/31/98        10/31/97      10/31/96       10/31/95      10/31/94(a)

                                                           -----------    -----------   ------------   ------------    -----------


Net Asset Value, Beginning of Period .................      $    10.13     $     9.89    $      9.94    $      9.21    $    10.00

                                                           -----------    -----------   ------------   ------------   -----------

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income ...........................            0.60           0.61           0.60           0.60          0.50

     Net realized and unrealized gain (loss)

       on investments ................................            0.15           0.23          (0.05)          0.73          (082)

                                                           -----------    -----------   ------------   ------------   -----------

         Total from investment operations ............            0.75           0.84           0.55           1.33         (0.32)

                                                           -----------    -----------   ------------   ------------   -----------



   LESS DISTRIBUTIONS FROM AND IN EXCESS

     OF NET INVESTMENT INCOME ........................           (0.61)         (0.60)         (0.60)         (0.60)        (0.47)

                                                           -----------    -----------   ------------   ------------   -----------

Net increase (decrease) in net asset value ...........            0.14           0.24          (0.05)          0.73         (0.79)

                                                           -----------    -----------   ------------   ------------   -----------

Net Asset Value, End of Period .......................      $    10.27         $10.13          $9.89          $9.94    $     9.21

                                                           -----------    -----------   ------------   ------------   -----------

                                                           -----------    -----------   ------------   ------------   -----------



TOTAL RETURN .........................................             7.66%        8.84%           5.76%         14.89%       (3.23)%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's) .................      $   160,561    $ 120,532     $    79,211    $    70,490    $   12,546

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................             0.96%        1.02%           1.10%          1.54%         2.02%

   After reimbursement of expenses

    by Advisor(1).....................................             0.80%        0.80%           0.80%          0.80%         0.80%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................             5.79%        6.02%           5.89%          5.78%         4.83%

   After reimbursement of expenses

    by Advisor(1).....................................             5.95%        6.24%           6.19%          6.52%         6.05%

Portfolio Turnover(1).................................            45.29%       17.76%          41.75%         68.24%        20.73%




--------------------------------------------------

(1)  Annualized.

(a)  Chicago Trust Bond Fund commenced investment operations on December 13,

     1993.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                            OCTOBER 31, 1998

-------------------------------------------------------------------------------



                                                                             CHICAGO TRUST MUNICIPAL BOND FUND

                                                         ---------------------------------------------------------------------------

                                                            YEAR            YEAR           YEAR             YEAR        PERIOD

                                                            ENDED           ENDED          ENDED            ENDED       ENDED

                                                          10/31/98         10/31/97      10/31/96          10/31/95   10/31/94(a)

                                                         ---------        ---------      ---------        ---------   -----------




Net Asset Value, Beginning of Period .................  $       10.19    $     10.06   $       10.08     $     9.56   $     10.00

                                                        -------------    -----------   -------------     ----------   -----------

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income ...........................           0.44           0.38            0.38           0.35          0.27

     Net realized and unrealized gain (loss)

       on investments ................................           0.17           0.12           (0.02)          0.52         (0.46)

                                                        -------------    -----------   -------------     ----------   -----------

         Total from investment operations ............           0.61           0.50            0.36           0.87         (0.19)

                                                        -------------    -----------   -------------     ----------   -----------



   LESS DISTRIBUTIONS FROM AND IN EXCESS

     OF NET INVESTMENT INCOME ........................          (0.44)         (0.37)          (0.38)         (0.35)        (0.25)

                                                        -------------    -----------   -------------     ----------   -----------

Net increase (decrease) in net asset value ...........           0.17           0.13           (0.02)          0.52         (0.44)

                                                        -------------    -----------   -------------     ----------   -----------

Net Asset Value, End of Period .......................  $       10.36    $     10.19   $       10.06     $    10.08   $      9.56

                                                        -------------    -----------   -------------     ----------   -----------

                                                        -------------    -----------   -------------     ----------   -----------



TOTAL RETURN .........................................           6.17%          5.13%           3.59%          9.29%        (1.92)%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's) .................  $      13,210    $    12,379   $      11,186     $   11,679   $    10,462

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................           1.41%          1.64%           1.53%          2.16%         2.09%

   After reimbursement of expenses

    by Advisor(1).....................................           0.35%(2)       0.90%           0.90%          0.90%         0.90%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................           3.22%          3.00%           3.11%          2.37%         1.90%

   After reimbursement of expenses

    by Advisor(1).....................................           4.28%          3.74%           3.74%          3.63%         3.09%

Portfolio Turnover(1).................................          34.33%         16.19%          27.47%         42.81%        14.85%




--------------------------------------------------------------------------------

(1)  Annualized.

(2)  The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.

(a)  Chicago Trust Municipal Bond Fund commenced investment operations on

     December 13, 1993.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

FINANCIAL HIGHLIGHTS                                           OCTOBER 31, 1998

-------------------------------------------------------------------------------





                                                                              CHICAGO TRUST MONEY MARKET FUND

                                                            -----------------------------------------------------------------------

                                                               YEAR            YEAR          YEAR          YEAR           PERIOD

                                                               ENDED          ENDED         ENDED          ENDED          ENDED

                                                             10/31/98       10/31/97       10/31/96       10/31/95       10/31/94(a)

                                                            ----------     ----------     ----------     ----------     -----------


Net Asset Value, Beginning of Period .................      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00

                                                            ----------     ----------     ----------     ----------     -----------

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment income ...........................            0.05           0.05           0.05           0.05           0.03

                                                            ----------     ----------     ----------     ----------     -----------



   LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME .....           (0.05)         (0.05)         (0.05)         (0.05)         (0.03)

                                                            ----------     ----------     ----------     ----------     -----------

Net Asset Value, End of Period .......................      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00

                                                            ----------     ----------     ----------     ----------     -----------

                                                            ----------     ----------     ----------     ----------     -----------

TOTAL RETURN .........................................            5.24%          5.15%          5.14%          5.56%          3.20%



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's) .................      $  281,389     $  238,551     $  226,536     $  206,075     $  122,929

Ratios of expenses to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................            0.52%          0.56%          0.59%          0.63%          0.64%

   After reimbursement of expenses

    by Advisor(1).....................................            0.51%(3)       0.50%          0.50%          0.43%(2)       0.40%

Ratios of net investment income to average net assets:

   Before reimbursement of expenses

    by Advisor(1).....................................            5.13%          5.00%          4.93%          5.24%          3.49%

   After reimbursement of expenses

    by Advisor(1).....................................            5.14%          5.06%          5.02%          5.44%          3.73%




--------------------------------------------------

(1)  Annualized.

(2)  The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.40% to 0.50% on July 12, 1995.

(3)  As of February 27, 1998, the Advisor is no longer waiving fees or reimbursing expenses.

(a)  Chicago Trust Money Market Fund commenced investment operations on December

     14, 1993.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS

NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 1998

--------------------------------------------------------------------------------





NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The Alleghany Funds (formerly CT&T

Funds) (the "Company") operate as a series company currently issuing eight series of shares of beneficial interest: Montag & Caldwell Growth Fund (the

"Growth Fund"), Chicago Trust Growth & Income Fund (the "Growth & Income Fund"),

Chicago Trust Talon Fund (the "Talon Fund"), Chicago Trust Balanced Fund (the

"CT Balanced Fund"), Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"),

Chicago Trust Bond Fund (the "Bond Fund"), Chicago Trust Municipal Bond Fund

(the "Municipal Bond Fund"), and Chicago Trust Money Market Fund (the "Money

Market Fund") (each a "Fund" and collectively, the "Funds"). The Company constitutes an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.



The Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity, convertible, fixed income, and short-term securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994. Effective June 28, 1996,

the Fund offered two classes of shares: Class I (Institutional) shares and Class

N (Retail) shares.



The Growth & Income Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks,

securities convertible into common stocks, and fixed income securities. The

Chicago Trust Company ("Chicago Trust") is the Investment Advisor for the Fund,

which commenced investment operations on December 13, 1993.



The Talon Fund seeks long-term total return through capital appreciation. The

Fund invests primarily in stocks of companies with capitalization levels believed by Talon Asset Management, Inc. ("Talon") to have prospects for capital appreciation. The Fund, which commenced investment operations on September 19,

1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. Chicago Trust is the Investment

Advisor for the Fund with Talon as Sub-Investment Advisor.



The CT Balanced Fund seeks growth of capital with current income through asset allocation. The Fund seeks to achieve this objective by holding a varying combination of generally two or more of the following investment categories:

common stocks (both dividend and non-dividend paying); preferred stocks;

convertible preferred stocks; fixed income securities, including bonds and bonds convertible into common stocks; and short-term interest-bearing obligations.

Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on September 21, 1995.



The M&C Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income, and short-term securities. The allocation between asset classes may vary over time in accordance with the expected rates of return of each asset class; however, primary emphasis is placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994.



The Bond Fund seeks high current income consistent with what Chicago Trust believes to be prudent risk of capital. The Fund primarily invests in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on

December 13, 1993.



The Municipal Bond Fund seeks a high level of current interest income exempt from Federal income taxes consistent with the conservation of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of municipal debt obligations. Chicago Trust is the

Investment Advisor for the Fund, which commenced investment operations on

December 13, 1993.



The Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments. Chicago Trust is the

Investment Advisor for the Fund, which commenced investment operations on

December 14, 1993.

ALLEGHANY FUNDS

NOTES TO FINANCIAL STATEMENTS--CONTINUED                        OCTOBER 31, 1998

--------------------------------------------------------------------------------



The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



   (1) SECURITY VALUATION: For the Growth Fund, the Growth & Income Fund, the

   Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, equity securities and index options traded on a national exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange.

   Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For the CT

   Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond

   Fund, fixed income securities, except short-term, are valued on the basis of prices provided by a pricing service when such prices are believed by the

   Advisor to reflect the fair market value of such securities. When fair market value quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

   For all Funds, short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.



   (2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be credit worthy by the Fund's Advisor,

   subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and,

   pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day.

   If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.



   (3) DERIVATIVE FINANCIAL INSTRUMENTS: A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. A Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the

   Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of a

   Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.



   An option contract gives the buyer the right, but not the obligation to buy

   (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are used by a Fund to manage the portfolio's effective maturity and duration.



   Transactions in purchased options for the Talon Fund for the year ended

October 31, 1998 were as follows:







                                                                    CONTRACTS   PREMIUM

                                                                    ---------  ----------


   Outstanding at October 31, 1997 .............................        50      $(120,125)

   Options purchased (Net) .....................................        --             --

   Options exercised or terminated in closing transactions (Net)       (50)       120,125

   Options expired (Net) .......................................        --             --

                                                                    ---------  ----------

   Outstanding at October 31, 1998 .............................        --      $      --

                                                                    ---------  ----------

                                                                    ---------  ----------








   (4) MORTGAGE BACKED SECURITIES: The CT Balanced Fund, the M&C Balanced Fund

   and the Bond Fund may invest in Mortgage Backed Securities (MBS),

   representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies - Government National Mortgage

   Association (GNMA), Federal National Mortgage Association (FNMA) or Federal

   Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private,

ALLEGHANY FUNDS

NOTES TO FINANCIAL STATEMENTS--CONTINUED                        OCTOBER 31, 1998

--------------------------------------------------------------------------------





   non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

   Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.



   The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may also invest in Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage

   Investment Conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.



   The CT Balanced Fund and the Bond Fund may utilize Interest Only (IO)

   securities to increase the diversification of the portfolio and manage risk.

   An IO security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.



   (5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

   Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.



   (6) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income.

   Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 1998, the losses amounted to $306,661 for the Talon Fund and $34,725 for the Municipal Bond

   Fund, which will expire October 31, 2006 and October 31, 2003, respectively.



   Net realized gains or losses may differ for financial and tax reporting purposes for the M&C Growth Fund, the CT Balanced Fund and the M&C Balanced

   Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold.



   (7) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareowners are recorded on the ex-dividend date.



   (8) ORGANIZATION COSTS: The Funds have reimbursed the Advisors for certain costs incurred in connection with the Funds' and the Company's organization.

   The costs are being amortized on a straight-line basis over five years commencing on December 13, 1993 for the Growth & Income Fund, Bond Fund and

   the Municipal Bond Fund; December 14, 1993 for the Money Market Fund;

   September 19, 1994 for the Talon Fund; November 2, 1994 for the Growth Fund

   and the M&C Balanced Fund; and September 21, 1995 for the CT Balanced Fund.



   (9) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL

GAINS: With respect to the Growth Fund, the Growth & Income Fund, the Talon

Fund, the CT Balanced Fund and the M&C Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareowners annually. The

Bond Fund and the Municipal Bond Fund distribute their respective net investment income to shareowners monthly and capital gains, if any, are distributed annually. The Money Market Fund declares dividends daily from its net investment income. The Money Market Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareowners that have elected the reinvestment option.

Differences in dividends per share between classes of the Growth Fund

ALLEGHANY FUNDS

NOTES TO FINANCIAL STATEMENTS--CONTINUED                        OCTOBER 31, 1998

--------------------------------------------------------------------------------





are due to different class expenses. For the year ended October 31, 1998,

100.00% of the income distributions made by the Municipal Bond Fund were exempt from federal income taxes. Additionally during the year, the Growth Fund, the

Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced

Fund paid 28% rate gain distributions of $555,907, $2,931,736, $1,211,558,

$1,151,566 and $1,080,213 and 20% rate gain distributions of $6,966,519,

$16,217,422, $1,544,488, $10,250,073 and $730,402, respectively. In January

1999, the Funds will provide tax information to shareowners for the 1998 calendar year.



Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. Permanent book and tax differences of

$2,511, $312 and $13,224 were reclassified at October 31, 1998 from accumulated net realized gain on investments to undistributed net investment income in the

CT Balanced Fund, the M&C Balanced Fund and the Bond Fund, respectively, due to losses on paydown adjustments from mortgage backed securities. In addition,

permanent book and tax differences in the CT Balanced Fund relating to the sale of IO securities totaling $11,126 were reclassified from accumulated net realized gain to undistributed net investment income. Also, permanent book and tax differences in the Talon Fund relating to the sale of real estate investment trusts totaling $959 were reclassified from undistributed net investment income to accumulated net realized gain.



The Growth Fund and the Growth & Income Fund had net operating losses for tax purposes, net of short-term capital gains, of $1,422,104 and $347,447,

respectively, for the year ended October 31, 1998. In addition, the Growth &

Income Fund made excise tax distributions of $54,615 in December 1997 which included a return of capital of $30,652. These amounts were reclassified from undistributed net investment income to capital paid-in as permanent differences at October 31, 1998.



Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.



All of the income dividends paid by each fund were ordinary income for federal income tax purposes. The percentage of income dividends that were qualifying dividends for the corporate dividends received deduction were 10.50%, 20.84% and

24.86% for the Talon Fund, the CT Balanced Fund, and the M&C Balanced Fund,

respectively.



NOTE (C) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At October

31, 1998, Chicago Trust and its affiliates owned 2,500 shares of the Growth &

Income Fund, 2,500 shares of the Bond Fund and 2,500 shares of the Municipal

Bond Fund.



NOTE (D) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended

October 31, 1998 were:







                                AGGREGATE        PROCEEDS FROM

                                PURCHASES            SALES

                             ---------------     --------------


GROWTH FUND                  $ 1,148,411,078     $  367,441,899

GROWTH & INCOME FUND             123,331,121        107,580,829

TALON FUND                        18,040,090         18,786,408

CT BALANCED FUND                  85,176,321         79,848,334

M&C BALANCED FUND                134,224,898         73,007,945

BOND FUND                         88,481,054         57,769,611

MUNICIPAL BOND FUND                5,258,949          4,335,798






NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under

various Advisory Agreements with the Funds, each Advisor provides investment advisory services to the Funds. The Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each Fund:

0.80% on the first $800,000,000 of average daily net assets and 0.60% of average daily net assets over $800,000,000 (effective February 27, 1998) for the Growth

Fund, 0.70% for the Growth & Income Fund, 0.80% for the Talon Fund, 0.70% for

the CT Balanced Fund, 0.75% for the M&C Balanced Fund, 0.55% for the Bond Fund,

0.60% for the

ALLEGHANY FUNDS

NOTES TO FINANCIAL STATEMENTS--CONTINUED                        OCTOBER 31, 1998

--------------------------------------------------------------------------------





Municipal Bond Fund and 0.40% for the Money Market Fund. These fees are accrued daily and paid monthly. The Advisors have voluntarily undertaken to reimburse the Growth Fund (Institutional Class and Retail Class), the Growth & Income

Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond

Fund, and the Municipal Bond Fund for operating expenses which cause total expenses to exceed 0.98%, 1.30%, 1.10%, 1.30%, 1.10%, 1.25%, 0.80%, and 0.10%,

respectively. Effective February 27, 1998, the expense reimbursement level for the Municipal Bond Fund changed from 0.90% to 0.10% and the Advisor for the

Money Market Fund will no longer waive fees or reimburse expenses. Expense reimbursements may be terminated at the discretion of the Advisors. For the year ended October 31, 1998, the Advisor waived/reimbursed expenses of $43,706 for the Talon Fund, $217,546 for the Bond Fund, $138,689 for the Municipal Bond Fund

and $24,492 for the Money Market Fund.



First Data Investor Services Group, Inc. ("Investor Services Group") serves as sub-administrator of the Funds. Chicago Trust is the Funds' Administrator. For

services provided as the Funds' Administrator, Chicago Trust receives the following fees, which are paid in total to Investor Services Group.







                      ADMINISTRATION FEES                                           CUSTODY LIAISON FEES

                      -------------------                                           --------------------

  FEE (% OF FUNDS' AGGREGATE                                               ANNUAL FEE                 AVERAGE DAILY NET ASSETS

       DAILY NET ASSETS)          AVERAGE DAILY NET ASSETS                 (PER FUND)                       (PER FUND)

       -----------------          ------------------------                 ----------                       ----------


           0.060                     up to $2 billion                       $10,000                      up to $100 million

           0.045             $2 billion to $3.5 billion                     $15,000                $100 million to $500 million

           0.040                     over $3.5 billion                      $20,000                      over $500 million








First Data Distributors, Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 adopted by the Securities and Exchange

Commission under the Act, the Growth Fund Retail Class, the Growth & Income

Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond

Fund, and the Municipal Bond Fund have adopted a Plan of Distribution (the

"Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% (currently, the

Municipal Bond Fund's Rule 12b-1 fee is reduced to 0.10%) of each participating

Fund's average daily net assets. The Growth Fund Institutional Class and the

Money Market Fund do not have distribution plans.



For the year ended October 31, 1998, the class specific expenses of the Growth

Fund were:







                                       CLASS N (RETAIL)   CLASS I (INSTITUTIONAL)

                                       ----------------   -----------------------


Transfer agent fees                      $    317,202         $       19,293

Registration expenses                         160,248                150,836

Legal fees                                     26,417                 27,811

Reports to shareowner expenses                 37,388                 15,784








Certain officers and Trustees of the Funds are also officers and directors of

Chicago Trust. The Funds do not compensate its officers or affiliated Trustees.

Effective January 1, 1998, the Company pays each unaffiliated Trustee $2,000 per

Board of Trustees' meeting attended and an annual retainer of $2,000.



NOTE (F) YEAR 2000 COMPLIANCE (UNAUDITED):

Alleghany Funds (Alleghany) utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. Like other businesses around the world, Alleghany could be adversely affected if these or other systems are unable to perform their intended functions effectively after 1999 because of the systems' inability to distinguish the year 2000 from the year 1900. This is commonly known as the "Year 2000 problem." Alleghany is taking the steps that it believes are reasonably designed to address this potential Year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by the

Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds' from this problem, but we do not anticipate that the move to Year 2000 will have a material impact on the Funds.

ALLEGHANY FUNDS

NOTES TO FINANCIAL STATEMENTS--CONTINUED                        OCTOBER 31, 1998

--------------------------------------------------------------------------------





NOTE (G) SUBSEQUENT EVENTS:

The Company filed a Post-Effective Amendment on August 21, 1998 for the purpose of adding two new Series to the Trust, Alleghany/Chicago Trust SmallCap Value

Fund and Alleghany/Veredus Aggressive Growth Fund. The filing was effective on

November 4, 1998 and Alleghany/Chicago Trust SmallCap Value Fund commenced operations on November 10, 1998.



On December 4, 1998, pursuant to an Agreement and Plan of Reorganization, the assets and liabilities of the Veredus Aggressive Growth Fund (the "Acquired

Fund") were transferred to a newly formed portfolio of the Trust,

Alleghany/Veredus Aggressive Growth Fund (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. The Acquiring Fund commenced operations on

December 7, 1998.



The Company filed a Post-Effective Amendment on November 11, 1998 for the

purpose of adding Class I shares to the Montag & Caldwell Balanced Fund and

Chicago Trust Bond Fund. Class I shares are expected to be offered to the public after January 1, 1999.



As of December 17, 1998, the following name changes are effective for certain

Series of the Alleghany Funds:



Alleghany/Montag & Caldwell Growth Fund

Alleghany/Chicago Trust Growth & Income Fund

Alleghany/Chicago Trust Talon Fund

Alleghany/Chicago Trust Balanced Fund

Alleghany/Montag & Caldwell Balanced Fund

Alleghany/Chicago Trust Bond Fund

Alleghany/Chicago Trust Municipal Bond Fund

Alleghany/Chicago Trust Money Market Fund



The Company filed a Post-Effective Amendment on November 25, 1998 to add two new

international funds, Alleghany/Blairlogie Emerging Markets Fund and

Alleghany/Blairlogie International Developed Fund. A Special Meeting of

Shareholders will be held to consider an Agreement and Plan of Reorganization relative to the two new Series.



Effective December 17, 1998, the Administration fees paid to the Funds'

Administrator will be as follows:



    .06% of less than $2 billion of the aggregate average daily net assets of the Funds; and

    .05% of aggregate average daily net assets of the Funds of at least $2 billion but not more than $7 billion; and

    .045% of the Funds' aggregate average daily net assets over $7 billion.



The custody liaison and the fees paid to Investor Services Group as sub-administrator of the Funds remain the same.



Effective December 17, 1998, the Advisor will reimburse each Fund to the extent necessary to maintain its total ordinary operating expenses at the following percentages of net assets, as computed on an annual basis:







                                                    CLASS N


Alleghany/Chicago Trust Talon Fund                   1.30%

Alleghany/Chicago Trust Bond Fund                    0.80%




Independent Auditors' Report





THE BOARD OF TRUSTEES AND SHAREOWNERS OF ALLEGHANY FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Alleghany Funds (comprising, respectively,

Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust

Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund,

Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, and Chicago Trust

Money Market Fund) as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of Alleghany Funds'

management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securites owned as of

October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Alleghany Funds as of October 31, 1998,

the results of their operations for the year then ended, the changes in their net assets for each of the periods presented in the two-year period then ended,

and the financial highlights for each of the periods presented, in comformity with generally accepted accounting principles.



                                                    /s/ KPMG Peat Marwick LLP



Chicago, Illinois

December 17, 1998

                       This page intentionally left blank.

                              ENJOY A FULL RANGE OF

                               SHAREOWNER BENEFITS



GROW YOUR ACCOUNT THE EASY WAY

WITH AN AUTOMATIC INVESTMENT PLAN.(1)



    Alleghany Funds makes systematic investing easy and effortless--to help you reach any investment goal. Simply choose a fixed amount, and we'll automatically invest it in your Alleghany Funds account on a regular schedule from your checking or savings account. The service is free, and the minimum investment is only $50 per month.



AUTOMATIC DIVIDEND REINVESTMENT

COMPOUNDS YOUR EARNINGS.



    Monthly and quarterly dividends, and annual capital gain distributions, can be automatically reinvested into your Alleghany Funds account, at no charge which may significantly increase your investment earnings.





FREE, FLEXIBLE EXCHANGE PRIVILEGES.



    As your personal needs change, so can your Alleghany Funds investments.

Exchanges between our funds are free of charge, and it only takes a telephone call or a visit to our web site.





ACCESS INFORMATION AND MAKE

TRANSACTIONS ONLINE WITH OUR

NEW INVESTOR WEB SITE.



    24 hours a day, 7 days a week, you can access account balances, obtain fund information and make transactions online--in complete security. Alleghany Funds was among the first mutual fund companies to provide these capabilities.



WWW.ALLEGHANYFUNDS.COM





                       AT YOUR SERVICE 24 HOURS A DAY ...

                          OUR SHAREOWNER SERVICES LINE.



    Shareowner Services Representatives are available to assist you Monday -

Friday 8:00 a.m. to 7:00 p.m., EST. Or, call any time, day or night, for automated account information, to make exchanges or check fund performance.



                                 1-800-992-8151





----------



(1)  Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase during low price levels.

TRUSTEES



    Leonard F. Amari*

    Stuard D. Bilton, Chairman

    Dorothea C. Gilliam

    Gregory T. Mutz*

    Nathan Shapiro*

    *Unafilliated Trustee



ADVISORS

    The Chicago Trust Company

    171 North Clark Street

    Chicago, IL 60601-3294



    Montag & Caldwell, Inc.

    3343 Peachtree Road, NE, Suite 1100

    Atlanta, GA  30326-1022



SHAREOWNER

SERVICES

    First Data Investor Services Group, Inc.

    4400 Computer Drive

    Westborough, MA  01581



DISTRIBUTOR

    First Data Distributors, Inc.

    4400 Computer Drive

    Westborough, MA  01581



OFFICERS

    Kenneth C. Anderson, President

    David F. Seng, Senior Vice President

    Gerald F. Dillenburg, Vice President,

                 Secretary and Treasurer



CUSTODIAN

    Bankers Trust

    One Bankers Trust Place

    New York, NY  10001



LEGAL COUNSEL

    Sonnenschein Nath & Rosenthal

    8000 Sears Tower

    Chicago, IL  60606



AUDITOR

    KPMG Peat Marwick LLP

    303 East Wacker Drive

    Chicago, IL  60601



[LOGO] ALLEGHANY FUNDS



Distributed by First Data Distributors, Inc., 4400 Computer Drive, Westborough,

Massachusetts 01581, 1/99



This report is submitted for general information of the shareowners of the

Funds. It is not authorized for distribution to prospective investors in the

Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.




                        Alleghany/Montag & Caldwell Growth Fund

                  Alleghany/Chicago Trust Growth & Income Fund

                       Alleghany/Chicago Trust Talon Fund

                  Alleghany/Chicago Trust Small Cap Value Fund

                    Alleghany/Veredus Aggressive Growth Fund

                    Alleghany/Montag & Caldwell Balanced Fund

                      Alleghany/Chicago Trust Balanced Fund

                        Alleghany/Chicago Trust Bond Fund

                   Alleghany/Chicago Trust Municipal Bond Fund

                    Alleghany/Chicago Trust Money Market Fund

                            Semi-Annual Period Ended
                                 April 30, 1999

                        SEMI-ANNUAL REPORT TO SHAREOWNERS
                                [TO BE INSERTED]






                            PART C: OTHER INFORMATION

Item 23.      Exhibits.

     (a) Trust Instrument dated September 10, 1993 is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

     (b)  By-Laws  are   incorporated   by  reference  to  Exhibit  No.  (2)  to
Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(c)      Not Applicable.

(d) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund, and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993 are incorporated by reference to Exhibit No.
         (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994 are incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995 is incorporated by reference to Exhibit No. (5)(a) to Registration Statement No.
         33-68666 filed via EDGAR on February 22, 1996.

         Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor are incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendments to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995 are incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.


         Investment Advisory Agreement for Alleghany/Chicago Trust Small Cap Value Fund with Chicago Title and Trust Company dated September 17,
         1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC, dated September 17, 1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Investment Advisory Agreement for Alleghany/Blairlogie Emerging Markets Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Investment Advisory Agreement for Alleghany/Blairlogie International Developed Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.



     Amended and Restated Sub-Investment Advisory Agreement for CT&T Talon Fund with Talon Asset Management, Inc., dated December 21, 1995 is incorporated by reference to Exhibit No. 5(b) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1997.

     Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company, and CT&T Funds is incorporated by reference to Exhibit No. (5)(d) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (e) Underwriting Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment dated December 21, 1995 to Underwriting Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No.
(6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Underwriting Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

     Underwriter Compensation Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. (6)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Underwriter Compensation Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Distribution Agreement dated June 1, 1997 between CT&T Funds and First Data Distributors, Inc. is incorporated by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Amendment to Distribution Agreement between Alleghany Funds and First Data Distributors, Inc, dated September 17, 1998 is incorporated by reference to Exhibit (e) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

(f)      Not Applicable.

(g) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Form of Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company, dated September 17, 1998 is incorporated by reference to Exhibit (g) to Registration Statement No. 33-68666 filed via EDGAR on December 31, 1998.


         Custody Administration and Agency Agreement for all CT&T Funds with FPS Services, Inc., with respect to UMB Bank, N.A., dated December 8, 1994 is incorporated by reference to Exhibit (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment dated December 21, 1995 to Custody Administration and Agency Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Custody Administration and Agency Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(h) Transfer Agency and Services Agreement between CT&T Funds and First Data Investor Services Group, Inc., dated June 1, 1997 is incorporated by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Amendment to Transfer Agency and Services Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated September 17, 1998 is incorporated by reference to Exhibit (h) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

     Administration Agreement between the Company and Chicago Title and Trust Company, dated June 15, 1995 is incorporated by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment dated December 21, 1995 to Administration Agreement, reflecting name changes of certain Series and the Administrator is incorporated by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Administration Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Amendment to Administration Agreement between Alleghany Funds and Chicago Title and Trust Company, dated September 17, 1998 is incorporated by reference to Exhibit (h) to Registration Statement No. 33-68666 filed via EDGAR on December 31, 1998.



         Form of Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is filed herewith.



     Sub-Administration Agreement between First Data Investor Services Group, Inc. and The Chicago Trust Company, dated June 1, 1997 is incorporated by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Amendment to Sub-Administration Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated September 17, 1998 is incorporated by reference to Exhibit (h) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

     Accounting Services Agreement between CT&T Funds and FPS Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.


         Amendment dated December 21, 1995 to Accounting Services Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Accounting Services Agreement, reflecting creation of multiple class is incorporated by Reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.



         Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds is incorporated by reference to Exhibit No. 5(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.


     Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries is incorporated by reference to Exhibit No. (5)(e) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.



(i)      Opinion of Counsel is filed herewith.



(j)      Not Applicable.

(k)      Not Applicable.

(l)      Not Applicable.

(m) Distribution and Service Plan for all Funds except Chicago Trust Money Market Fund, with FPS Broker Services, Inc. is incorporated by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment to Distribution and Service Plan dated December 21, 1995, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services for all Funds except Money Market Fund, with FPS Broker Services, Inc. is incorporated by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services dated December 21, 1995, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 between Alleghany Funds and First Data Distributors, Inc. dated September 17, 1998 is incorporated by reference to Exhibit (m) to Registration Statement No.
         33-68666 filed via EDGAR on March 1, 1999.



         Amended Schedule A dated March 18, 1999 to the Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m) to Registration Statement. No 33-68666 filed via EDGAR on April 30, 1999.

(n)      Financial Data Schedules for each Fund are filed herewith.

(o) Amended Multiple Class Plan pursuant to Rule 18f-3, dated March 18, 1999, is incorporated by reference to Exhibit (m) to Registration Statement. No 33-68666 filed via EDGAR on April 30, 1999.



         Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, is filed herewith.




Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

                  Section 10.2 of the Registrant's Trust Instrument provides as follows:

              10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                      The Trust shall indemnify of fires, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:






              10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

         In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

Item 26.      Business and Other Connections of Advisers and Sub-Advisor.

         The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401 (k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

         Montag & Caldwell's  sole  business is managing  assets  primarily  for
         employee  benefit,  endowment,   charitable,  and  other  institutional
         clients, as well as high net worth individuals.

     At Talon Asset Management, Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

         Alleghany Asset Management holds a 40% minority interest in Veredus Asset Management, with certain options over the next nine years to acquire up to a 70% interest.

         Blairlogie Capital Management is an indirect, wholly-owned subsidiary of the Alleghany Corporation.

         The directors and officers of the Trust's Investment Advisors and Sub-Investment Advisor are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.






THE CHICAGO TRUST COMPANY

---------------------------- --------------------------- ---------------------
Name                      TITLE/POSITION              OTHER BUSINESS
---------------------------- --------------------------- ----------------------
---------------------------- --------------------------- -------------------
Richard P.    Toft     Director
                       Director and  Chairman,
                       Chicago Title and Trust
                       Company;      Director,
                       Chairman    and   Chief
                       Executive      Officer,
                       Alleghany         Asset
                       Management,       Inc.;
                       Director   of   Chicago
                       Title   Insurance  Co.,
                       Director,  The  Chicago
                       Trust Company.

Allan P. Kirby, Jr.          Director President, Liberty
                             Square, Inc.;
                             Director, Alleghany
                             Corporation;
                             Director, Chicago
                             Title and Trust Company;
                             Director, Chicago Title Insurance
                             Company; Director,
                             Kirby Investments, Inc.; Director,
                             The Chicago Trust Company.

John J. Burns, Jr.           Director President and Chief
                             Operating Officer, Alleghany
                             Corporation; Director of Burlington
                             Santa Fe Corporation;
                             Director of Chicago Trust Company.




M. Leanne Lachman   Director    Managing Director, Schroder
					  Real Estate Associates; Director,
					  Chicago Title and Trust Company;
					  Director, Chicago Title Insurance Company; 						  Director, The Chicago
					  Trust Company.

Dana G. Leavitt   Director      President, Leavitt Management Company;
					  Director, Chicago
					  Title and Trust Company;
					  Director, Chicago Title
					  Insurance Company; Director,
					  The Chicago Trust Company.

Lawrence F. Levy   Director     Chairman, The Levy
					  Organization; Director,
					  Chicago Title and Trust
					  Company; Director,
					  Chicago Title Insurance
					  Company; Director, The
					  Chicago Trust Company.

NAME                TITLE/POSITION         OTHER BUSINESS

Robert Riley          Director	President   and   Chief
						Executive   Officer  of
						Leggat McCall Properties;
						Director, Chicago Title
						and Trust Company; Director,
						Chicago Title Insurance
						Company.

Steven Newman         Director	Chairman, President and
						Chief Executive
						Officer,  URC  Holdings
						Corporation;  Director,
						Chicago Title and Trust
						Company; Director,
						Chicago Title Insurance
						Company.

Margaret P. MacKimm  Director       Director, Woolworth
						Corporation; Director, E.I. DuPont
						deNemours & Company; Director,
						Chicago Title and Trust
						Company; Director, Chicago Title
						Insurance Company.

Walter D. Scott    Director         Professor of Management, J.L. Kellogg
						Graduate School of
						Management, Northwestern
						University; Director, Chicago
						Title and Trust Company; Director,
						Chicago Title
						Insurance Company

Earl L. Neal   Director             Principal Attorney, Earl L.
						Neal and Associates;
						Director, Chicago Title and
						Trust Company Chicago Title
						Insurance Company.

Peter H. Dailey    Director         Director of Chicago Trust
						Company; Director of  Jacobs
						Engineering Group, Pinkerton,
						Inc., Sizzler, Inc.,
						Krauses's Sofa Factory,
						Worthland Worldwide, Chairman and
						Director of FedCo.

John J. Rau     Director            President and Chief Executive
						Officer, Chicago Trust Company;
						Director, President and Chief Executive
						Officer of Chicago Title Insurance Company
		and Ticor Title Insurance Company; Director, 						Chairman and President,
 Security Union Title 						Insurance Company; Director, Ticor Title
						Guaranty Company.

INSTITUTIONAL INVESTMENT GROUP:

---------------------------- -------------------------------
Charles F. Henderson         Executive Vice President
                             And Chief Investment Officer
---------------------------- -------------------------------
---------------------------- -------------------------------
Carla V. Straeten            Senior Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Frederick W. Engimann        Senior Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
David J. Cox                 Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Lynn Pfieffer                Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Thomas J. Marthaler          Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Lois A. Pasquale             Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Nancy M. Scinto              Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Jerold L. Stodden            Vice President
---------------------------- -------------------------------
MUTUAL FUNDS:

Kenneth C. Anderson          Senior Vice President     President,
 Alleghany Funds

Gerald Dillenburg            Vice President      Vice President and
								Chief Financial Officer,
                                 Alleghany Funds

Stephen Ferrone              Senior Vice President

-------------------------------------------------------------
OPERATIONS AND FINANCIAL PLANNING:

Skip Neuman                  Senior Vice President and
                             Chief Financial Officer
---------------------------- --------------------------------





-------------------------------------------------------------
PERSONAL TRUST & INVESTMENT SERVICES:

-------------------------------------------------------------
---------------------------- --------------------------------
George Vanden Vennett        Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Hubert A. Adams              Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Alan B. Shidler              Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Roger Meier                  Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Susan Elwart                 Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Judith French                Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Joan Perkins                 Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Bernard Myszkowski           Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Louis R. Marchi              Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
David Nyberg                 Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Joan Giardina                Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Charles Rammalt              Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Michael Pollard              Vice President and
                             Senior Portfolio Manager
---------------------------- --------------------------------
---------------------------- --------------------------------
Denise Seminetta             Vice President
                             And Senior Portfolio Manager
---------------------------- --------------------------------
-----
REAL ESTATE SERVICES:

B. Wyckliffe Pattishall, Jr.   Executive Vice President

CHICAGO DEFERRED EXCHANGE CORP:

Naomi Weitzel                              Vice President

Mary Cunningham-Watson                     Vice President

SECURITY TRUST:

J. Paul Spring         President and Chief Executive Officer

William Exeter             Vice President and Chief Financial
                                           Officer

RETIREMENT TRUST RESOURCES:

Terry L. Zirkle                             Senior Vice President

Mark D. Berman                              Vice President

Daniel R. Joyce                             Vice President

Michael Lambert                             Vice President

Karen Fisher Prange                         Vice President

Ronald S. Quesenberry                      Vice President

Jeanne D. Reder                            Vice President

Robert F. Stuark                           Vice President




MONTAG & CALDWELL, INC.

Solon P. Patterson                         Chairman of the Board

Stuart D. Bilton                           Director
					Director, Alleghany Funds

David B. Cumming                           Director

Ronald E. Canakaris                     President, Chief Executive Officer and
                                           Chief Investment Officer

David F. Seng                              Executive Vice President, Chief
                                           Operating Officer and Treasurer

Elizabeth C. Chester                       Senior Vice President and Secretary

Homer W. Whitman, Jr.                      Senior Vice President

William A. Vogel                           Senior Vice President

Sandra M. Barker                           Vice President

Janet B. Bunch                             Vice President

Debra Bunde Comsudes                       Vice President

Jane R. Davenport                          Vice President

James L. Deming                            Vice President

Brion D. Friedman                          Vice President

Richard W. Haining                         Vice President

Charles Jefferson Hagood                   Vice President

Lana M. Jordan                             Vice President

Rebecca M. Keister                         Vice President

Charles E. Markwalter                      Vice President

Grover C. Maxwell, III                     Vice President

Michael A. Nadal                           Vice President

M. Scott Thompson                          Vice President

John Whitney                               Vice President

TALON ASSET MANAGEMENT, INC.

Terry D. Diamond                           Chairman and Director
							Director of Amli Realty

Alan R. Wilson                             President and Director

Barbara L. Rumminger                       Secretary

Bernard H. Kailin                          Vice President

Sophia A. Erskine                          Corporate Secretary




VEREDUS ASSET MANAGEMENT LLC.

Stuart D. Bilton    Director      Director,  Montag & Caldwell,
					    Inc.;   Director,   Alleghany

James R. Jenkins    Director, Vice President and  Chief
			  Operating Officer

Trust Officer,  Shelby County Trust Bank


Jefferson W. Kirby  Director	    Vice President,
	  				    Alleghany Corporation; Trustee,
					    Lafayette College and The
					    Peck School; Director,
					    Commerce Security Bancorp,
					    Inc.

Charles P. McCurdy, Jr.  Director;
				Executive Vice  President
				and Director of Research,

Director of Research,
SMC Capital, Inc.

Charles F. Mercer, Jr.  Vice President of Research

John S. Poole Vice President of Business Development

Vice President,  SMC Capital, Inc.

Bruce A. Weber    Director,  President and Chief
Investment Officer

President, SMC Capital, Inc.; Vice  President,   SMC
Advisers, Inc.

BLAIRLOGIE CAPITAL MANAGEMENT

Gavin Dobson    Chief Executive Officer

James Smith    Chief Investment Officer








Item 27.      Principal Underwriters.

                           (a) First Data Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly owned subsidiary of First Data Corporation, acts as distributor for Alleghany Funds pursuant to a distribution agreement dated June 1, 1997. The Distributor also acts as underwriter for ABN AMRO Funds, BT Insurance Funds Trust, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, the ICM Series Trust, Panorama Trust, Potomac Funds, Undiscovered Managers Fund, Forward Funds, Inc., Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International
                           Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Trainer,
                           Wortham First Mutual Funds, Wilshire Target Funds, Inc. and Worldwide Index Funds. The Distributor is
                           registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

                  (b) The information required by this Item 27(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

                  (c)      Not Applicable.


Item 28.      Location of Accounts and Records.

              All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisors as listed below, except for those maintained by each Fund's Custodian, Bankers Trust Company, 16 Wall Street, New York, New York 10005 and Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105, and the Fund's Sub-Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, First Data Investor Services Group, Inc., 101 Federal Street, Boston, MA 02110.

                                             The Chicago Trust Company
                                               171 North Clark Street
                                                 Chicago, IL 60601

                                              Montag & Caldwell, Inc.
                                              3343 Peachtree Road, N.E.
                                                 Atlanta, GA 30326

                                           Talon Asset Management, Inc.
                                                One North Franklin
                                                 Chicago, IL 60606

                                           Veredus Asset Management LLC
                                           6900 Bowling Blvd., Suite 250
                                               Louisville, KY 40207

                                           Blairlogie Capital Management
                                           4th Floor, 125 Princes Street
                                            Edinburgh EH2 4AD, Scotland

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 28th day of June, 1999.

                                 ALLEGHANY FUNDS


                                                       By: KENNETH C. ANDERSON
                                                  Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following person in his or her capacity and on the 28th day of June, 1999.

Signature                               Capacity

STUART D. BILTON                  Chairman, Board of Trustees        06/28/99
Stuart D. Bilton


NATHAN SHAPIRO                            Trustee                    06/28/99
Nathan Shapiro


GREGORY T. MUTZ                           Trustee                    06/28/99
Gregory T. Mutz


LEONARD F. AMARI                          Trustee                    06/28/99
Leonard F. Amari


DOROTHEA C. GILLIAM                       Trustee                    06/28/99
Dorothea C. Gilliam


ROBERT A. KUSHNER                          Trustee                   06/28/99
Robert A. Kushner


ROBERT B. SCHERER                          Trustee                   06/28/99
Robert B. Scherer


DENIS SPRINGER                              Trustee                  06/28/99
Denis Springer


KENNETH C. ANDERSON                          President              06/28/99
Kenneth C. Anderson                  (Principal Executive Officer)


GERALD F. DILLENBURG         Secretary, Treasurer and Vice President
Gerald F. Dillenburg     (Principal Accounting & Financial Officer)
                                                                   06/28/99






                                                   EXHIBIT INDEX


                  EXHIBIT NO.                                 DESCRIPTION



                  (h)                           Form of Administration Agreement

                  (i)                                      Opinion of Counsel

                  (n)                    Financial Data Schedules for each Fund.

                  (o)                   Amended Multiple Class Plan pursuant to
                                   Rule 18f-3